UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

Investor Class (TWSCX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.72%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund Investor Class returned 7.85% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	7.85%	5.63%	5.47%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085101

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

I Class (ACCIX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	0.52%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund I Class returned 8.25% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.25%	5.87%	5.70%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085879

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

A Class (ACCAX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$101	0.97%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund A Class returned 7.77% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	7.77%	5.37%	5.22%
A Class - with sales charge	1.57%	4.13%	4.60%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085309

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

C Class (AACCX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$178	1.72%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund C Class returned 6.76% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	6.76%	4.58%	4.43%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085739

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R Class (AACRX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$126	1.22%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R Class returned 7.34% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.34%	5.13%	4.96%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085721

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R5 Class (AACGX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	0.52%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R5 Class returned 8.05% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	8.05%	5.83%	6.13%	4/10/17
MSCI ACWI IMI	15.07%	12.55%	10.74%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.56%	—
Russell 3000	15.68%	15.19%	13.90%	—

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085523

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Conservative Fund

R6 Class (AACDX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Conservative Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.37%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Conservative Fund R6 Class returned 8.41% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Many European countries also committed to greater fiscal spending to boost their defense sector and other industries affected by U.S. trade policy.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	8.41%	6.00%	5.86%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$276,837,583
Management Fees (dollars paid during the reporting period)	$1,749,172
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	865

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	35.9%
Common Stocks	20.0%
U.S. Treasury Securities	15.2%
U.S. Government Agency Mortgage-Backed Securities	8.1%
Corporate Bonds	4.9%
Sovereign Governments and Agencies	4.3%
Collateralized Mortgage Obligations	3.7%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Loan Obligations	0.9%
Asset-Backed Securities	0.6%
Municipal Securities	0.4%
Preferred Securities	0.2%
Exchange-Traded Funds	0.1%
Convertible Preferred Securities	0.1%
Short-Term Investments	8.6%
Other Assets and Liabilities	(3.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085648

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

Investor Class (TWSMX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	0.69%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund Investor Class returned 10.20% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.20%	7.83%	7.09%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085408

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

I Class (ASAMX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	0.49%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund I Class returned 10.42% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.42%	8.08%	7.32%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085861

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

A Class (ACOAX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$99	0.94%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund A Class returned 9.98% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.98%	7.59%	6.83%
A Class - with sales charge	3.65%	6.32%	6.20%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085606

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

C Class (ASTCX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$177	1.69%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund C Class returned 9.15% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.15%	6.81%	6.04%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085846

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R Class (ASMRX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$125	1.19%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R Class returned 9.70% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.70%	7.32%	6.55%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085820

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R5 Class (ASMUX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	0.49%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R5 Class returned 10.57% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	10.57%	8.10%	7.99%	4/10/17
MSCI ACWI IMI	15.07%	12.55%	10.74%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.56%	—
Russell 3000	15.68%	15.19%	13.90%	—

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085515

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Moderate Fund

R6 Class (ASMDX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Moderate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$36	0.34%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Moderate Fund R6 Class returned 10.61% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	The portfolio’s non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.
•	Non-U.S. fixed-income holdings produced positive results and outperformed U.S. bonds. Bond prices generally rose and yields fell as manufacturing activity in several developed economies continued to deteriorate, while the European Central Bank and Bank of England cut interest rates repeatedly. Emerging markets bonds did well amid stronger relative growth and a weaker U.S. dollar.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.61%	8.23%	7.46%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$739,807,859
Management Fees (dollars paid during the reporting period)	$4,396,814
Portfolio Turnover Rate	75%
Total Number of Portfolio Holdings	876

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	45.7%
Common Stocks	27.5%
U.S. Treasury Securities	8.7%
U.S. Government Agency Mortgage-Backed Securities	5.1%
Corporate Bonds	2.6%
Sovereign Governments and Agencies	2.6%
Collateralized Mortgage Obligations	2.4%
Collateralized Loan Obligations	0.7%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.3%
Preferred Securities	0.2%
Exchange-Traded Funds	0.2%
Municipal Securities	0.1%
Short-Term Investments	6.8%
Other Assets and Liabilities	(3.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085630

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

Investor Class (TWSAX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	0.62%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund Investor Class returned 12.26% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.26%	9.87%	8.48%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085705

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

I Class (AAAIX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.42%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund I Class returned 12.51% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.51%	10.08%	8.69%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085853

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

A Class (ACVAX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$92	0.87%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund A Class returned 11.95% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.95%	9.58%	8.20%
A Class - with sales charge	5.52%	8.29%	7.56%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085887

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

C Class (ASTAX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$171	1.62%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund C Class returned 11.20% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.20%	8.77%	7.40%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085838

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R Class (AAARX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.12%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R Class returned 11.69% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.69%	9.32%	7.93%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085713

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R5 Class (ASAUX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$45	0.42%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R5 Class returned 12.49% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.49%	10.08%	9.58%	4/10/17
MSCI ACWI IMI	15.07%	12.55%	10.74%	—
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.56%	—
Russell 3000	15.68%	15.19%	13.90%	—

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085499

ANNUAL SHAREHOLDER REPORT
Strategic Allocation: Aggressive Fund

R6 Class (AAAUX)	July 31, 2025

This annual shareholder report contains important information about Strategic Allocation: Aggressive Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$29	0.27%

What were the key factors that affected the fund’s performance?
Strategic Allocation: Aggressive Fund R6 Class returned 12.60% for the reporting period ended July 31, 2025.
The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	U.S. equity holdings performed very well overall despite volatility caused by doubts about the durability of corporate spending on artificial intelligence (AI) and by President Donald Trump’s Liberation Day tariff announcements. But a postponement of tariffs and resumption of the large-cap-oriented AI-stock trade meant large U.S. stocks ended the period near a record high.
•	Uncertainty around the outlook for economic growth, global trade and corporate earnings influenced stock performance. Growth stocks, which tend to enjoy more durable earnings trends, outperformed value stocks. Large-cap companies with more global economic exposure and more options for maintaining profitability tended to do better than more domestically focused mid- and small-cap stocks.
•	The portfolio's non-U.S. equity holdings also performed well. They benefited from attractive relative valuations, a weaker U.S. dollar and central bank rate cuts in the eurozone and the U.K. Emerging markets stocks outperformed developed markets thanks to stronger relative economic growth and the weaker dollar.
•	The portfolio’s domestic fixed-income holdings produced positive returns. The Federal Reserve cut rates in 2024, even as inflation remained stubbornly above its 2% target and economic growth was stronger than expected. Short-term yields fell, while longer-term bond yields rose. In that environment, shorter-term and inflation-linked securities performed well. Corporate securities also advanced.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2015 through July 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.60%	10.24%	8.86%
MSCI ACWI IMI	15.07%	12.55%	9.77%
Bloomberg U.S. Aggregate Bond	3.38%	-1.07%	1.66%
Russell 3000	15.68%	15.19%	13.02%

The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI ACWI IMI Index is more reflective of the fund's strategy as compared to the Russell 3000 Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$694,786,067
Management Fees (dollars paid during the reporting period)	$3,287,119
Portfolio Turnover Rate	60%
Total Number of Portfolio Holdings	848

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Affiliated Funds	52.7%
Common Stocks	32.2%
U.S. Treasury Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	3.0%
Corporate Bonds	1.6%
Collateralized Mortgage Obligations	1.3%
Sovereign Governments and Agencies	1.1%
Commercial Mortgage-Backed Securities	0.3%
Exchange-Traded Funds	0.2%
Asset-Backed Securities	0.2%
Collateralized Loan Obligations	0.1%
Preferred Securities	0.1%
Convertible Preferred Securities	0.0%
Municipal Securities	0.0%
Short-Term Investments	4.9%
Other Assets and Liabilities	(3.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-25085622

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Chris H. Cheesman, Lynn M. Jenkins, Barry Fink and Gary Meltzer are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$72,960
FY 2025:	$72,960

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$198,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

July 31, 2025

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
I Class (ACCIX)
A Class (ACCAX)
C Class (AACCX)
R Class (AACRX)
R5 Class (AACGX)
R6 Class (AACDX)
Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
I Class (ASAMX)
A Class (ACOAX)
C Class (ASTCX)
R Class (ASMRX)
R5 Class (ASMUX)
R6 Class (ASMDX)
Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
I Class (AAAIX)
A Class (ACVAX)
C Class (ASTAX)
R Class (AAARX)
R5 Class (ASAUX)
R6 Class (AAAUX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Strategic Allocation: Conservative Fund
JULY 31, 2025

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 35.8%
American Century Diversified Corporate Bond ETF	324,082	$15,186,483
American Century Focused Dynamic Growth ETF(2)	44,767	5,112,356
American Century Focused Large Cap Value ETF	69,616	4,961,143
American Century Multisector Income ETF	346,566	15,196,919
American Century Quality Diversified International ETF	157,143	9,031,008
American Century Short Duration Strategic Income ETF	31,790	1,633,688
American Century U.S. Quality Growth ETF	108,545	11,870,481
American Century U.S. Quality Value ETF	222,702	13,670,562
Avantis International Equity ETF	96,582	7,082,358
Avantis International Small Cap Value ETF(3)	19,667	1,573,753
Avantis U.S. Equity ETF	109,000	11,237,900
Avantis U.S. Small Cap Value ETF	29,134	2,692,273
TOTAL AFFILIATED FUNDS (Cost $71,804,415)		99,248,924
COMMON STOCKS — 20.0%
Aerospace and Defense — 0.4%
AAR Corp.(2)	374	27,942
Airbus SE	552	110,982
ATI, Inc.(2)	369	28,391
Axon Enterprise, Inc.(2)	229	173,007
Babcock International Group PLC	1,174	16,096
Chemring Group PLC	999	7,235
Curtiss-Wright Corp.	199	97,554
Exosens SAS	237	11,071
HEICO Corp.	314	102,615
Hexcel Corp.	1,973	118,202
Howmet Aerospace, Inc.	1,462	262,824
L3Harris Technologies, Inc.	633	173,961
Rheinmetall AG	40	79,180
		1,209,060
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	225	16,065
Deutsche Post AG	2,025	90,731
FedEx Corp.	174	38,887
		145,683
Automobile Components — 0.2%
BorgWarner, Inc.	2,142	78,826
Cie Generale des Etablissements Michelin SCA	1,752	62,330
Continental AG	1,477	126,151
Gentex Corp.	2,312	61,083
Hyundai Mobis Co. Ltd.	541	114,162
Linamar Corp.	1,151	55,656
		498,208
Automobiles — 0.2%
Bayerische Motoren Werke AG	1,450	137,969
Ferrari NV	258	113,135
Kia Corp.	754	55,171
Mercedes-Benz Group AG	1,828	103,502
Tesla, Inc.(2)	541	166,774
		576,551
Banks — 1.1%
Bancorp, Inc.(2)	470	29,685

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Bank Central Asia Tbk. PT	227,500	$114,022
Bank of America Corp.	3,594	169,888
Bankinter SA	784	11,191
Barclays PLC	48,273	235,959
BAWAG Group AG(2)	216	27,261
BNP Paribas SA	635	57,898
BPER Banca SpA	2,505	24,651
Coastal Financial Corp.(2)	167	16,065
Commerce Bancshares, Inc.	3,260	199,512
Commerzbank AG	2,850	103,928
First Hawaiian, Inc.	2,092	50,731
Hana Financial Group, Inc.	779	47,627
HDFC Bank Ltd.	4,488	102,992
ING Groep NV, Series N	3,052	71,128
JPMorgan Chase & Co.	654	193,741
Mebuki Financial Group, Inc.	4,300	23,315
NU Holdings Ltd., Class A(2)	3,577	43,711
PNC Financial Services Group, Inc.	695	132,238
Prosperity Bancshares, Inc.	1,977	131,708
Rakuten Bank Ltd.(2)	2,100	97,822
Regions Financial Corp.	5,692	144,178
Societe Generale SA	5,609	358,014
Suruga Bank Ltd.(3)	2,100	19,336
Triumph Financial, Inc.(2)	283	16,052
Truist Financial Corp.	4,762	208,147
U.S. Bancorp	5,531	248,674
Westamerica Bancorporation	1,346	64,473
Woori Financial Group, Inc.	2,852	50,604
		2,994,551
Beverages — 0.1%
Celsius Holdings, Inc.(2)	486	22,035
Heineken NV	1,074	84,300
Lifedrink Co., Inc.	800	11,949
PepsiCo, Inc.	654	90,200
Pernod Ricard SA(3)	1,063	109,243
		317,727
Biotechnology — 0.4%
AbbVie, Inc.	568	107,363
ADMA Biologics, Inc.(2)	1,605	30,014
Alkermes PLC(2)	523	13,854
Alnylam Pharmaceuticals, Inc.(2)	413	161,995
Arcellx, Inc.(2)	180	12,850
Arcutis Biotherapeutics, Inc.(2)	880	12,830
Argenx SE, ADR(2)	118	79,099
Biohaven Ltd.(2)	327	4,938
Bridgebio Pharma, Inc.(2)	515	24,344
Celldex Therapeutics, Inc.(2)	344	7,561
Centessa Pharmaceuticals PLC, ADR(2)	495	8,499
Crinetics Pharmaceuticals, Inc.(2)	331	9,463
CSL Ltd.	653	112,959
Cytokinetics, Inc.(2)	216	8,130
Gilead Sciences, Inc.	582	65,353

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Grifols SA, Preference Shares	4,080	$43,701
Insmed, Inc.(2)	91	9,763
Madrigal Pharmaceuticals, Inc.(2)	82	24,806
Metsera, Inc.(2)(3)	151	4,982
Mineralys Therapeutics, Inc.(2)	427	6,042
Natera, Inc.(2)	984	131,521
Newamsterdam Pharma Co. NV(2)(3)	176	3,839
Nuvalent, Inc., Class A(2)	182	14,260
Protagonist Therapeutics, Inc.(2)	228	12,280
Revolution Medicines, Inc.(2)	205	7,640
Scholar Rock Holding Corp.(2)	347	12,856
Telix Pharmaceuticals Ltd.(2)	687	9,204
Twist Bioscience Corp.(2)	415	13,932
Vaxcyte, Inc.(2)	160	5,432
Vera Therapeutics, Inc.(2)	341	7,089
Vertex Pharmaceuticals, Inc.(2)	161	73,556
Viking Therapeutics, Inc.(2)(3)	152	4,951
Xenon Pharmaceuticals, Inc.(2)	329	10,048
		1,055,154
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	1,600	24,056
Alibaba Group Holding Ltd., ADR	951	114,719
Amazon.com, Inc.(2)	2,093	489,992
Coupang, Inc.(2)	5,462	160,747
Ollie's Bargain Outlet Holdings, Inc.(2)	107	14,619
Ryohin Keikaku Co. Ltd.	2,700	126,408
		930,541
Building Products — 0.2%
A.O. Smith Corp.	1,137	80,488
Cie de Saint-Gobain SA	791	90,741
Fortune Brands Innovations, Inc.	477	26,016
Hayward Holdings, Inc.(2)	2,883	44,340
Johnson Controls International PLC	2,900	304,500
Sanwa Holdings Corp.	400	10,913
Trex Co., Inc.(2)	621	39,893
		596,891
Capital Markets — 0.8%
Ameriprise Financial, Inc.	162	83,947
Ares Management Corp., Class A	1,413	262,154
Bank of New York Mellon Corp.	621	63,000
Blackrock, Inc.	80	88,481
Coinbase Global, Inc., Class A(2)	148	55,908
flatexDEGIRO AG	576	17,409
Hamilton Lane, Inc., Class A	205	31,222
Intercontinental Exchange, Inc.	355	65,615
KKR & Co., Inc.	512	75,049
London Stock Exchange Group PLC	848	103,367
LPL Financial Holdings, Inc.	719	284,530
Marex Group PLC	416	16,049
Morgan Stanley	1,146	163,259
MSCI, Inc.	229	128,551
Northern Trust Corp.	1,482	192,660

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
P10, Inc., Class A	1,296	$15,941
Piper Sandler Cos.	80	25,226
Raymond James Financial, Inc.	352	58,830
S&P Global, Inc.	259	142,735
St. James's Place PLC	1,139	19,603
Swissquote Group Holding SA	25	16,611
T. Rowe Price Group, Inc.	1,018	103,276
TPG, Inc.	1,120	63,918
XP, Inc., Class A	5,682	91,707
		2,169,048
Chemicals — 0.3%
Air Liquide SA	725	142,634
Akzo Nobel NV(3)	899	56,458
Arkema SA	1,480	100,642
Ecolab, Inc.	332	86,904
Element Solutions, Inc.	4,392	103,651
Linde PLC	276	127,032
PPG Industries, Inc.	848	89,464
Resonac Holdings Corp.	600	14,429
Sensient Technologies Corp.	252	28,297
Tokyo Ohka Kogyo Co. Ltd.	700	19,173
		768,684
Commercial Services and Supplies — 0.2%
ABM Industries, Inc.	1,899	87,601
Casella Waste Systems, Inc., Class A(2)	284	30,879
Clean Harbors, Inc.(2)	95	22,402
Copart, Inc.(2)	1,037	47,007
Daiei Kankyo Co. Ltd.	800	16,484
GFL Environmental, Inc.	2,541	127,914
Mitie Group PLC	4,267	7,912
OPENLANE, Inc.(2)	1,096	27,006
Republic Services, Inc.	456	105,176
SPIE SA	297	17,479
		489,860
Communications Equipment — 0.1%
Arista Networks, Inc.(2)	658	81,079
Ciena Corp.(2)	879	81,606
Extreme Networks, Inc.(2)	1,081	19,091
F5, Inc.(2)	176	55,162
Motorola Solutions, Inc.	245	107,550
		344,488
Construction and Engineering — 0.1%
AtkinsRealis Group, Inc.	285	20,180
Construction Partners, Inc., Class A(2)	380	38,323
EMCOR Group, Inc.	253	158,755
Kinden Corp.	600	18,892
Ventia Services Group Pty. Ltd.	5,071	16,885
Vinci SA	430	59,731
		312,766
Construction Materials — 0.1%
CRH PLC	1,278	121,985
Eagle Materials, Inc.	454	101,828
Knife River Corp.(2)	153	12,619

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Titan America SA(2)	1,219	$17,493
Vulcan Materials Co.	309	84,873
Wienerberger AG	115	3,855
		342,653
Consumer Finance — 0.1%
American Express Co.	312	93,385
Cembra Money Bank AG	133	14,927
Dave, Inc.(2)	74	17,449
Zip Co. Ltd.(2)(3)	9,085	18,424
		144,185
Consumer Staples Distribution & Retail — 0.3%
BGF retail Co. Ltd.	1,125	91,129
Casey's General Stores, Inc.	167	86,862
Costco Wholesale Corp.	94	88,326
Kobe Bussan Co. Ltd.	200	5,326
Koninklijke Ahold Delhaize NV(3)	2,964	117,067
Maplebear, Inc.(2)	2,077	99,634
Marks & Spencer Group PLC	863	3,963
PriceSmart, Inc.	239	25,692
Redcare Pharmacy NV(2)	62	6,863
Sprouts Farmers Market, Inc.(2)	946	143,357
Sysco Corp.	1,235	98,306
Tsuruha Holdings, Inc.(3)	200	14,721
		781,246
Containers and Packaging — 0.2%
Ball Corp.	1,092	62,528
Graphic Packaging Holding Co.	8,762	195,918
Packaging Corp. of America	766	148,413
Verallia SA	3,393	109,166
		516,025
Distributors — 0.1%
D'ieteren Group	58	11,457
LKQ Corp.	1,280	37,722
Pool Corp.	297	91,517
		140,696
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	488	55,193
Duolingo, Inc.(2)	210	72,776
OneSpaWorld Holdings Ltd.	1,229	27,185
Stride, Inc.(2)	219	28,082
		183,236
Diversified REITs — 0.2%
British Land Co. PLC	13,430	61,724
CapitaLand Integrated Commercial Trust	38,100	64,330
Charter Hall Group	4,190	53,981
Essential Properties Realty Trust, Inc.	2,314	70,554
GO Residential Real Estate Investment Trust(2)	2,822	38,097
Merlin Properties Socimi SA(3)	5,234	72,470
Stockland	19,104	67,729
		428,885
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(3)	766	27,032

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Globalstar, Inc.(2)	361	$8,480
Orange SA	1,629	24,779
Telkom Indonesia Persero Tbk. PT	643,700	113,030
Verizon Communications, Inc.	993	42,461
		215,782
Electric Utilities — 0.3%
Duke Energy Corp.	530	64,469
Evergy, Inc.	2,602	184,222
Eversource Energy	2,365	156,326
Iberdrola SA	8,162	143,458
NextEra Energy, Inc.	2,487	176,726
PPL Corp.	622	22,199
Xcel Energy, Inc.	2,545	186,905
		934,305
Electrical Equipment — 0.3%
Eaton Corp. PLC	282	108,491
Emerson Electric Co.	397	57,767
Furukawa Electric Co. Ltd.	300	18,121
GE Vernova, Inc.	101	66,689
Hubbell, Inc.	130	56,872
Legrand SA	90	13,294
Regal Rexnord Corp.	157	24,002
Schneider Electric SE	440	113,869
Siemens Energy AG(2)	1,345	155,722
Sinfonia Technology Co. Ltd.	200	12,561
SWCC Corp.	400	23,946
Vertiv Holdings Co., Class A	1,166	169,770
		821,104
Electronic Equipment, Instruments and Components — 0.1%
Anritsu Corp.	900	9,701
CDW Corp.	290	50,570
Cognex Corp.	112	4,566
Itron, Inc.(2)	129	16,066
Keyence Corp.	200	72,346
Littelfuse, Inc.	113	29,078
Mirion Technologies, Inc., Class A(2)	1,243	27,781
Ralliant Corp.(2)	951	43,480
TD SYNNEX Corp.	129	18,627
TE Connectivity PLC	439	90,324
		362,539
Energy Equipment and Services — 0.1%
Baker Hughes Co.	4,313	194,301
DOF Group ASA	1,486	13,606
Expro Group Holdings NV(2)	2,365	25,495
SBM Offshore NV(3)	672	17,525
Schlumberger NV	3,075	103,935
Subsea 7 SA	898	17,402
TechnipFMC PLC	163	5,928
Transocean Ltd.(2)	7,607	22,213
		400,405
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	88	9,937

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Liberty Media Corp.-Liberty Formula One, Class C(2)	214	$21,475
Netflix, Inc.(2)	111	128,694
ROBLOX Corp., Class A(2)	1,959	269,931
Spotify Technology SA(2)	132	82,703
		512,740
Financial Services — 0.3%
Adyen NV(2)	74	126,921
Banco Latinoamericano de Comercio Exterior SA	286	11,428
Block, Inc.(2)	1,564	120,835
Corpay, Inc.(2)	523	168,955
Fiserv, Inc.(2)	390	54,187
Mastercard, Inc., Class A	410	232,253
Shift4 Payments, Inc., Class A(2)(3)	150	15,450
Visa, Inc., Class A	356	122,987
		853,016
Food Products — 0.1%
Aryzta AG(2)	83	7,790
Conagra Brands, Inc.	4,871	88,945
Freshpet, Inc.(2)	187	12,776
General Mills, Inc.	1,240	60,735
Kerry Group PLC, Class A	1,044	96,434
Mondelez International, Inc., Class A	577	37,326
Toyo Suisan Kaisha Ltd.	200	12,778
Vital Farms, Inc.(2)	527	19,604
		336,388
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	400	7,277
ONE Gas, Inc.	1,719	124,971
Spire, Inc.	1,758	130,918
		263,166
Ground Transportation — 0.2%
CSX Corp.	5,741	204,035
Knight-Swift Transportation Holdings, Inc.	637	27,072
Kyushu Railway Co.	200	4,837
Norfolk Southern Corp.	950	264,100
Schneider National, Inc., Class B	838	20,489
Uber Technologies, Inc.(2)	782	68,620
Union Pacific Corp.	278	61,708
		650,861
Health Care Equipment and Supplies — 0.7%
Alphatec Holdings, Inc.(2)	2,966	31,380
Becton Dickinson & Co.	1,052	187,519
Dexcom, Inc.(2)	2,274	183,671
Eckert & Ziegler SE	143	10,879
Envista Holdings Corp.(2)	3,939	74,408
EssilorLuxottica SA	224	66,607
GE HealthCare Technologies, Inc.	2,701	192,635
Hologic, Inc.(2)	1,855	123,951
IDEXX Laboratories, Inc.(2)	326	174,185
Insulet Corp.(2)	441	127,184
Integer Holdings Corp.(2)	185	20,074
Intuitive Surgical, Inc.(2)	168	80,823

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Medtronic PLC	1,372	$123,809
SI-BONE, Inc.(2)	1,128	19,210
Terumo Corp.	6,800	115,310
UFP Technologies, Inc.(2)	127	28,752
Ypsomed Holding AG(3)	23	11,005
Zimmer Biomet Holdings, Inc.	3,629	332,598
		1,904,000
Health Care Providers and Services — 0.5%
Cencora, Inc.	988	282,647
Chartwell Retirement Residences	8,790	112,349
Cigna Group	315	84,225
Encompass Health Corp.	267	29,399
Ensign Group, Inc.	279	41,850
Galenica AG	78	8,278
HealthEquity, Inc.(2)	276	26,772
Henry Schein, Inc.(2)	3,600	243,540
Labcorp Holdings, Inc.	747	194,280
NeoGenomics, Inc.(2)	139	673
Pediatrix Medical Group, Inc.(2)	861	10,547
Quest Diagnostics, Inc.	607	101,618
RadNet, Inc.(2)	555	30,375
Talkspace, Inc.(2)	2,879	6,996
U.S. Physical Therapy, Inc.	89	6,510
UnitedHealth Group, Inc.	207	51,659
Universal Health Services, Inc., Class B	567	94,377
		1,326,095
Health Care REITs — 0.4%
Aedifica SA	927	68,216
American Healthcare REIT, Inc.	2,679	103,517
CareTrust REIT, Inc.	2,049	65,158
Healthpeak Properties, Inc.	6,259	106,027
Ventas, Inc.	4,172	280,275
Welltower, Inc.	2,586	426,871
		1,050,064
Health Care Technology — 0.1%
Phreesia, Inc.(2)	504	13,588
Pro Medicus Ltd.	38	7,803
RaySearch Laboratories AB	361	12,373
Schrodinger, Inc.(2)	521	10,592
Veeva Systems, Inc., Class A(2)	464	131,869
		176,225
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	3,692	58,039
Invincible Investment Corp.	73	32,468
Japan Hotel REIT Investment Corp.	56	30,776
		121,283
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(2)	611	80,903
Booking Holdings, Inc.	14	77,057
Brinker International, Inc.(2)	201	31,678
Chipotle Mexican Grill, Inc.(2)	2,475	106,128
DoorDash, Inc., Class A(2)	262	65,565

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Flutter Entertainment PLC(2)	512	$154,757
Hilton Worldwide Holdings, Inc.	1,691	453,323
Life Time Group Holdings, Inc.(2)	964	27,686
MakeMyTrip Ltd.(2)	1,091	102,107
Planet Fitness, Inc., Class A(2)	348	37,998
Round One Corp.	2,300	23,619
Royal Caribbean Cruises Ltd.	881	280,043
Sodexo SA	1,098	65,302
Trip.com Group Ltd., ADR	1,689	104,634
Viking Holdings Ltd.(2)	1,312	77,041
Whitbread PLC	3,023	121,436
Wingstop, Inc.	204	76,977
		1,886,254
Household Durables — 0.2%
Barratt Redrow PLC	17,450	85,932
Breville Group Ltd.(3)	421	8,805
Champion Homes, Inc.(2)	395	24,056
De' Longhi SpA	359	11,775
Mohawk Industries, Inc.(2)	897	102,715
Neinor Homes SA(2)(3)	3,008	58,466
PulteGroup, Inc.	958	108,177
Taylor Wimpey PLC	89,576	120,523
TopBuild Corp.(2)	250	92,607
		613,056
Household Products — 0.3%
Church & Dwight Co., Inc.	1,615	151,438
Colgate-Palmolive Co.	511	42,847
Henkel AG & Co. KGaA, Preference Shares	1,245	95,939
Kimberly-Clark Corp.	1,406	175,216
Procter & Gamble Co.	941	141,592
Reckitt Benckiser Group PLC	3,547	265,833
		872,865
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(2)	82	30,961
TransAlta Corp.	1,365	16,422
Vistra Corp.	1,703	355,144
		402,527
Industrial Conglomerates — 0.1%
Hitachi Ltd.	3,300	100,982
Honeywell International, Inc.	338	75,154
		176,136
Industrial REITs — 0.3%
EastGroup Properties, Inc.	495	80,804
Goodman Group	10,833	242,209
Prologis, Inc.	4,420	471,967
STAG Industrial, Inc.	1,193	40,956
Tritax Big Box REIT PLC	4,555	8,473
Warehouses De Pauw CVA	2,449	57,150
		901,559
Insurance — 0.5%
Aegon Ltd.	10,399	74,317
Allstate Corp.	519	105,487
Beazley PLC	637	7,506

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Goosehead Insurance, Inc., Class A	152	$13,818
Hanover Insurance Group, Inc.	402	68,995
HCI Group, Inc.	100	14,004
Intact Financial Corp.	353	72,964
Kinsale Capital Group, Inc.	52	22,916
Marsh & McLennan Cos., Inc.	305	60,756
MetLife, Inc.	1,139	86,507
Palomar Holdings, Inc.(2)	182	24,113
Phoenix Financial Ltd.	491	16,730
Progressive Corp.	255	61,720
Prudential PLC	12,831	162,776
Reinsurance Group of America, Inc.	909	174,937
Root, Inc., Class A(2)	139	16,823
Ryan Specialty Holdings, Inc., Class A	1,790	109,530
Slide Insurance Holdings, Inc.(2)	561	10,547
Storebrand ASA	1,411	20,037
Willis Towers Watson PLC	756	238,752
		1,363,235
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A	2,613	501,435
CAR Group Ltd.	351	8,543
Meta Platforms, Inc., Class A	481	372,024
Pinterest, Inc., Class A(2)	3,470	133,942
Scout24 SE	157	20,982
Tencent Holdings Ltd.	2,800	196,034
		1,232,960
IT Services — 0.4%
Accenture PLC, Class A	317	84,671
Amdocs Ltd.	1,524	130,089
BIPROGY, Inc.	300	12,098
Capgemini SE	162	24,118
Cloudflare, Inc., Class A(2)	1,328	275,799
Cognizant Technology Solutions Corp., Class A	1,391	99,818
GDS Holdings Ltd., ADR(2)	1,542	55,620
Grid Dynamics Holdings, Inc.(2)	515	4,887
International Business Machines Corp.	539	136,448
Kontron AG	249	8,033
MongoDB, Inc.(2)	152	36,159
NEC Corp.	6,000	172,295
NEXTDC Ltd.(2)	2,048	18,858
SCSK Corp.	500	15,557
		1,074,450
Leisure Products — 0.0%
MIPS AB(3)	195	8,264
Technogym SpA	680	10,492
Thule Group AB(3)	283	8,004
Yonex Co. Ltd.	600	11,781
		38,541
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	958	109,988
Avantor, Inc.(2)	730	9,811
Bio-Techne Corp.	1,847	101,086

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Danaher Corp.	556	$109,621
ICON PLC(2)	328	55,494
IQVIA Holdings, Inc.(2)	1,064	197,755
Lonza Group AG	219	152,636
Mettler-Toledo International, Inc.(2)	58	71,554
Siegfried Holding AG(2)(3)	34	3,802
Thermo Fisher Scientific, Inc.	171	79,973
West Pharmaceutical Services, Inc.	387	92,594
		984,314
Machinery — 0.5%
Albany International Corp., Class A	514	27,854
Alstom SA(2)	6,388	149,839
Crane Co.	436	85,356
Cummins, Inc.	716	263,216
Daimler Truck Holding AG	1,453	70,682
Deere & Co.	122	63,973
Doosan Bobcat, Inc.(2)	1,187	47,056
Dover Corp.	230	41,662
Fluidra SA(3)	413	10,300
Fortive Corp.	872	41,795
Gates Industrial Corp. PLC(2)	521	12,921
Konecranes OYJ	249	20,750
Organo Corp.	300	18,485
Oshkosh Corp.	1,163	147,154
Parker-Hannifin Corp.	87	63,675
RBC Bearings, Inc.(2)	72	27,888
RENK Group AG	224	17,389
Sulzer AG	46	8,851
Timken Co.	1,347	102,493
Toro Co.	1,043	77,443
Weir Group PLC	602	21,149
Xylem, Inc.	747	108,031
		1,427,962
Media — 0.1%
CyberAgent, Inc.	1,600	16,024
Magnite, Inc.(2)	1,182	27,198
New York Times Co., Class A	316	16,397
Omnicom Group, Inc.	1,252	90,207
Publicis Groupe SA	666	60,860
Trade Desk, Inc., Class A(2)	1,774	154,267
		364,953
Metals and Mining — 0.1%
Acerinox SA	625	7,212
Alamos Gold, Inc., Class A	480	11,664
Capstone Copper Corp.(2)	2,243	12,578
Carpenter Technology Corp.	136	33,917
GMK Norilskiy Nickel PAO(2)(4)	94,900	1
Reliance, Inc.	356	103,286
Sandfire Resources Ltd.(2)	1,196	8,046
Torex Gold Resources, Inc.(2)	468	13,183
Vale SA	4,300	40,923
		230,810

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Multi-Utilities — 0.1%
Hera SpA	1,819	$7,784
Northwestern Energy Group, Inc.	3,256	174,847
		182,631
Office REITs — 0.1%
Cousins Properties, Inc.	1,356	36,747
Kilroy Realty Corp.	1,173	43,237
Mindspace Business Parks REIT	6,172	29,081
Orix JREIT, Inc.	35	45,753
SL Green Realty Corp.	427	24,446
Vornado Realty Trust	1,228	47,180
		226,444
Oil, Gas and Consumable Fuels — 0.5%
Cheniere Energy, Inc.	367	86,568
Coterra Energy, Inc.	4,635	113,048
Diamondback Energy, Inc.	636	94,548
Eni SpA	2,162	36,899
Enterprise Products Partners LP	8,744	270,976
Expand Energy Corp.	700	73,346
Friedrich Vorwerk Group SE	65	6,317
Gaztransport Et Technigaz SA	118	22,194
Kosmos Energy Ltd.(2)	8,748	18,808
NAC Kazatomprom JSC, GDR	2,335	96,095
Occidental Petroleum Corp.	2,169	95,306
Permian Resources Corp.	3,750	53,100
Repsol SA	9,230	139,943
Shell PLC	2,872	103,200
Targa Resources Corp.	844	140,450
TC Energy Corp.	1,351	64,508
Williams Cos., Inc.	1,446	86,688
		1,501,994
Paper and Forest Products — 0.0%
Mondi PLC	4,073	55,060
Passenger Airlines — 0.0%
Southwest Airlines Co.	3,739	115,647
Personal Care Products — 0.2%
elf Beauty, Inc.(2)	88	10,665
Estee Lauder Cos., Inc., Class A	1,408	131,423
Kenvue, Inc.	10,965	235,089
L'Oreal SA	87	38,656
		415,833
Pharmaceuticals — 0.4%
ALK-Abello AS(2)	565	16,393
AstraZeneca PLC, ADR	1,426	104,226
AstraZeneca PLC	842	122,841
Bristol-Myers Squibb Co.	690	29,884
Edgewise Therapeutics, Inc.(2)	412	5,875
Eli Lilly & Co.	196	145,054
Galderma Group AG	715	110,195
GSK PLC	10,478	192,732
Haleon PLC	5,681	26,648
Hikma Pharmaceuticals PLC	1,203	31,094

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Merck & Co., Inc.	636	$49,684
Roche Holding AG	280	87,380
Sanofi SA	248	22,263
Verona Pharma PLC, ADR(2)	135	14,187
Zoetis, Inc.	583	84,996
		1,043,452
Professional Services — 0.4%
Adecco Group AG	5,561	175,106
ALS Ltd.	1,445	16,799
Automatic Data Processing, Inc.	261	80,779
BayCurrent, Inc.	300	17,226
CACI International, Inc., Class A(2)	91	41,912
Equifax, Inc.	194	46,605
Experian PLC	2,753	145,058
First Advantage Corp.(2)	1,222	21,128
Paylocity Holding Corp.(2)	112	20,707
Randstad NV	3,038	144,394
RELX PLC	2,814	146,218
TechnoPro Holdings, Inc.	400	12,668
Teleperformance SE	1,729	168,562
Verisk Analytics, Inc.	436	121,518
Verra Mobility Corp.(2)	1,075	27,154
		1,185,834
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(2)	451	70,239
Colliers International Group, Inc.	171	25,771
CTP NV	3,312	70,243
FirstService Corp. (Toronto)	107	21,091
Grainger PLC	4,821	13,034
Katitas Co. Ltd.	900	15,091
Mitsui Fudosan Co. Ltd.	6,200	55,418
PSP Swiss Property AG	51	8,653
Sumitomo Realty & Development Co. Ltd.	1,500	54,794
TAG Immobilien AG	461	7,412
Tokyo Tatemono Co. Ltd.	2,700	45,184
		386,930
Residential REITs — 0.2%
American Homes 4 Rent, Class A	1,829	63,448
AvalonBay Communities, Inc.	662	123,318
Camden Property Trust	359	39,203
Equity Residential	2,516	159,011
Essex Property Trust, Inc.	496	129,049
Invitation Homes, Inc.	3,005	92,103
UDR, Inc.	1,637	64,318
		670,450
Retail REITs — 0.4%
Agree Realty Corp.(3)	579	41,514
Brixmor Property Group, Inc.	2,768	72,328
Charter Hall Retail REIT	5,902	14,669
Frasers Centrepoint Trust	15,100	25,750
Japan Metropolitan Fund Invest	115	83,642

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Kite Realty Group Trust	3,687	$81,040
Link REIT	14,320	79,788
Macerich Co.	3,531	59,003
Realty Income Corp.	3,449	193,592
Regency Centers Corp.	565	40,341
Scentre Group	41,817	100,078
Simon Property Group, Inc.	968	158,549
Unibail-Rodamco-Westfield	763	73,965
Urban Edge Properties	2,963	58,430
		1,082,689
Semiconductors and Semiconductor Equipment — 1.1%
Analog Devices, Inc.	970	217,891
Applied Materials, Inc.	195	35,112
ARM Holdings PLC, ADR(2)	174	24,599
ASML Holding NV	114	79,010
Broadcom, Inc.	1,426	418,816
Credo Technology Group Holding Ltd.(2)	390	43,505
Ichor Holdings Ltd.(2)	484	9,578
Impinj, Inc.(2)	147	22,723
Infineon Technologies AG	1,661	65,249
Lattice Semiconductor Corp.(2)	800	39,864
MACOM Technology Solutions Holdings, Inc.(2)	191	26,194
Melexis NV(3)	152	11,626
Monolithic Power Systems, Inc.	184	130,868
Nova Ltd.(2)	32	8,403
NVIDIA Corp.	5,932	1,055,125
NXP Semiconductors NV	281	60,070
Onto Innovation, Inc.(2)	78	7,391
Power Integrations, Inc.	360	17,467
Silicon Laboratories, Inc.(2)	265	34,919
SiTime Corp.(2)	125	25,356
SUMCO Corp.	7,700	60,220
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	346,493
Teradyne, Inc.	1,329	142,775
Tower Semiconductor Ltd.(2)	407	18,620
		2,901,874
Software — 1.2%
ACI Worldwide, Inc.(2)	800	34,048
Agilysys, Inc.(2)	301	34,338
Appier Group, Inc.	1,200	12,168
BlackLine, Inc.(2)	627	33,720
Cadence Design Systems, Inc.(2)	738	269,053
Crowdstrike Holdings, Inc., Class A(2)	116	52,730
CyberArk Software Ltd.(2)	20	8,229
Datadog, Inc., Class A(2)	1,346	188,413
Descartes Systems Group, Inc.(2)	81	8,558
Docusign, Inc.(2)	1,303	98,559
Dynatrace, Inc.(2)	1,041	54,767
Elastic NV(2)	190	15,903
Fair Isaac Corp.(2)	103	147,982
Guidewire Software, Inc.(2)	632	142,971
HubSpot, Inc.(2)	245	127,314

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Kinaxis, Inc.(2)	81	$12,021
Klaviyo, Inc., Class A(2)	1,078	33,526
Manhattan Associates, Inc.(2)	554	121,692
Microsoft Corp.	2,086	1,112,881
nCino, Inc.(2)	543	15,163
Onestream, Inc.(2)	649	15,479
Pegasystems, Inc.	370	21,723
Q2 Holdings, Inc.(2)	452	36,702
Salesforce, Inc.	220	56,833
Samsara, Inc., Class A(2)	2,393	91,006
SAP SE	736	210,463
ServiceNow, Inc.(2)	79	74,506
Tenable Holdings, Inc.(2)	257	8,047
Workday, Inc., Class A(2)	325	74,549
Zscaler, Inc.(2)	528	150,776
		3,264,120
Specialized REITs — 0.7%
American Tower Corp.	685	142,747
Big Yellow Group PLC	4,413	54,411
CubeSmart	1,812	70,505
Digital Realty Trust, Inc.	1,300	229,372
Equinix, Inc.	536	420,851
Extra Space Storage, Inc.	1,020	137,047
Iron Mountain, Inc.	1,791	174,372
Keppel DC REIT	33,400	60,782
Millrose Properties, Inc.	1,577	47,294
Public Storage	660	179,480
SBA Communications Corp.	408	91,686
Smartstop Self Storage REIT, Inc.	894	30,289
VICI Properties, Inc.	11,965	390,059
		2,028,895
Specialty Retail — 0.4%
Aritzia, Inc.(2)	484	25,978
Auto1 Group SE(2)	892	26,740
Boot Barn Holdings, Inc.(2)	236	40,568
Burlington Stores, Inc.(2)	628	171,419
Carvana Co.(2)	472	184,160
Five Below, Inc.(2)	94	12,833
Home Depot, Inc.	479	176,037
JB Hi-Fi Ltd.	217	15,455
National Vision Holdings, Inc.(2)	1,254	30,422
Nextage Co. Ltd.	600	7,448
O'Reilly Automotive, Inc.(2)	207	20,352
Sanrio Co. Ltd.	300	12,310
TJX Cos., Inc.	1,037	129,138
Tractor Supply Co.	1,567	89,241
Urban Outfitters, Inc.(2)	181	13,626
Zalando SE(2)	3,271	95,376
		1,051,103
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	2,456	509,792
HP, Inc.	5,311	131,713

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
Samsung Electronics Co. Ltd.	5,772	$294,164
Super Micro Computer, Inc.(2)(3)	680	40,099
		975,768
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	800	18,807
Cie Financiere Richemont SA, Class A	163	26,614
Deckers Outdoor Corp.(2)	272	28,878
On Holding AG, Class A(2)	3,280	159,310
Pandora AS	300	49,529
		283,138
Tobacco — 0.0%
British American Tobacco PLC	2,420	129,657
Trading Companies and Distributors — 0.5%
Applied Industrial Technologies, Inc.	82	22,263
Ashtead Group PLC	1,117	74,628
Bunzl PLC	5,570	165,303
Core & Main, Inc., Class A(2)	1,262	80,314
Diploma PLC	261	18,476
Fastenal Co.	1,355	62,506
Ferguson Enterprises, Inc.	249	55,609
Herc Holdings, Inc.	282	32,940
MonotaRO Co. Ltd.	6,600	117,526
MSC Industrial Direct Co., Inc., Class A	1,829	158,428
Rexel SA	2,676	80,881
SGH Ltd.	475	15,536
SiteOne Landscape Supply, Inc.(2)	297	40,935
Sojitz Corp.	800	19,040
Sumitomo Corp.	4,600	117,575
United Rentals, Inc.	88	77,699
WESCO International, Inc.	534	110,517
		1,250,176
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	41	11,555
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	288,300	38,474
TOTAL COMMON STOCKS (Cost $41,076,617)		55,245,457
U.S. TREASURY SECURITIES — 15.2%
U.S. Treasury Bonds, 2.50%, 2/15/45	$1,000,000	695,898
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	478,218	485,669
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	711,330	549,378
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	699,105	516,315
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	2,935,051	2,125,699
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	665,855	477,561
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	864,311	463,194
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	811,774	729,592
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	266,158	262,670
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	3,723,059	3,646,350
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	4,561,340	4,476,598
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	3,182,800	3,135,769
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,554,100	2,587,608
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	7,496,760	7,086,515

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		$2,359,928	$2,140,256
U.S. Treasury Notes, 4.00%, 12/15/27		960,000	962,213
U.S. Treasury Notes, 4.125%, 11/30/29		6,315,000	6,363,843
U.S. Treasury Notes, 4.375%, 11/30/30		4,168,000	4,244,766
U.S. Treasury Notes, 1.875%, 2/15/32(5)		1,200,000	1,047,164
TOTAL U.S. TREASURY SECURITIES (Cost $44,820,516)			41,997,058
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.1%
FHLMC, 6.00%, 2/1/38		37,047	38,802
FHLMC, 4.50%, 10/1/52		2,700,419	2,567,789
FHLMC, 5.00%, 6/1/53		1,360,774	1,330,671
FHLMC, 5.50%, 12/1/52		1,263,152	1,264,134
FNMA, 3.50%, 9/1/52		2,969,413	2,658,468
FNMA, 4.50%, 10/1/52		2,690,893	2,559,537
FNMA, 5.50%, 3/1/54		1,493,167	1,488,795
FNMA, 4.00%, 1/1/55		1,480,130	1,368,096
GNMA, 7.50%, 2/15/26		457	457
GNMA, 8.25%, 7/15/26		2,121	2,126
GNMA, 7.00%, 12/15/27		4,052	4,075
GNMA, 6.50%, 3/15/28		2,571	2,597
GNMA, 6.00%, 10/15/28		2,598	2,657
GNMA, 7.00%, 5/15/31		1,272	1,313
GNMA, 6.50%, 10/15/38		117,311	123,898
GNMA, 4.50%, 6/15/41		53,641	52,056
GNMA, 3.50%, 6/20/42		81,853	75,793
GNMA, 4.00%, TBA		1,903,000	1,752,831
GNMA, 5.50%, TBA		1,378,000	1,374,711
UMBS, 5.00%, TBA		3,796,000	3,695,148
UMBS, 5.50%, TBA		2,049,000	2,038,472
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $22,432,316)			22,402,426
CORPORATE BONDS — 4.9%
Aerospace and Defense — 0.2%
Boeing Co., 2.20%, 2/4/26		275,000	271,385
RTX Corp., 5.75%, 11/8/26		270,000	274,044
			545,429
Automobiles — 0.1%
American Honda Finance Corp., 4.95%, 1/9/26		205,000	205,296
Hyundai Capital America, 5.95%, 9/21/26(6)		200,000	202,796
			408,092
Banks — 1.0%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		102,000	101,907
Bank of America Corp., VRN, 5.93%, 9/15/27		200,000	203,045
Citigroup, Inc., VRN, 5.61%, 3/4/56		90,000	87,878
Commerzbank AG, 4.00%, 3/23/26	EUR	220,000	253,442
European Union, 0.00%, 7/4/31(7)	EUR	400,000	392,199
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	90,000	118,822
ING Groep NV, 2.125%, 1/10/26	EUR	300,000	342,500
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28		$205,000	205,271
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		200,000	200,868

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/Principal Amount	Value
U.S. Bank NA, VRN, 4.51%, 10/22/27		$270,000	$269,948
Wells Fargo & Co., VRN, 4.90%, 1/24/28		270,000	271,470
Wells Fargo & Co., VRN, 6.30%, 10/23/29		260,000	273,654
Wells Fargo & Co., VRN, 5.61%, 4/23/36		40,000	41,214
			2,762,218
Beverages — 0.1%
PepsiCo, Inc., 4.40%, 2/7/27		205,000	205,831
Biotechnology — 0.1%
AbbVie, Inc., 4.80%, 3/15/27		200,000	201,371
Amgen, Inc., 5.25%, 3/2/30		200,000	205,530
			406,901
Capital Markets — 0.3%
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28		200,000	201,256
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		205,000	204,898
Morgan Stanley, VRN, 5.16%, 4/20/29		200,000	203,255
UBS Group AG, VRN, 6.33%, 12/22/27(6)		265,000	271,292
			880,701
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		34,000	33,821
Consumer Finance — 0.1%
American Express Co., VRN, 4.73%, 4/25/29		200,000	201,789
Consumer Staples Distribution & Retail — 0.1%
Walmart, Inc., 4.10%, 4/28/27		205,000	205,239
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30		265,000	271,659
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		60,000	43,060
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	113,209
Sprint Capital Corp., 6.875%, 11/15/28		$89,000	95,175
			208,384
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		190,000	128,292
Duke Energy Progress LLC, 4.15%, 12/1/44		89,000	72,773
MidAmerican Energy Co., 5.85%, 9/15/54		30,000	30,677
Northern States Power Co., 5.10%, 5/15/53		80,000	74,306
			306,048
Financial Services — 1.1%
Gulf Gate Apartments LLC, VRN, 4.46%, (Acquired 9/29/03 - 11/10/03, Cost $3,000,000), 9/1/28(8)		3,000,000	3,000,000
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(6)		270,000	271,561
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		370,000	353,107
Kaiser Foundation Hospitals, 3.00%, 6/1/51		130,000	83,669
			436,776
Hotels, Restaurants and Leisure — 0.2%
Hyatt Hotels Corp., 5.75%, 1/30/27		265,000	269,448
Marriott International, Inc., 5.45%, 9/15/26		200,000	201,874
MGM Resorts International, 4.625%, 9/1/26		8,000	7,975
			479,297
Household Durables — 0.0%
Meritage Homes Corp., 5.125%, 6/6/27		40,000	40,226
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.65%, 7/30/27		270,000	271,800

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/Principal Amount	Value
Insurance — 0.1%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	$230,891
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26		$200,000	201,696
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28		270,000	271,270
Metals and Mining — 0.1%
Rio Tinto Finance USA PLC, 4.50%, 3/14/28		270,000	271,364
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		140,000	126,239
Oil, Gas and Consumable Fuels — 0.2%
Antero Resources Corp., 7.625%, 2/1/29(6)		75,000	76,898
BP Capital Markets America, Inc., 3.06%, 6/17/41		130,000	95,887
Petroleos Mexicanos, 5.95%, 1/28/31		370,000	343,664
			516,449
Passenger Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		203,831	203,772
Pharmaceuticals — 0.1%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26		205,000	205,134
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		95,000	75,021
Specialty Retail — 0.1%
Home Depot, Inc., 5.15%, 6/25/26		200,000	201,438
Lowe's Cos., Inc., 3.10%, 5/3/27		210,000	205,342
			406,780
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 4.00%, 5/12/28		205,000	205,061
TOTAL CORPORATE BONDS (Cost $13,898,371)			13,692,509
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.3%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	505,000	243,579
Austria — 0.7%
Republic of Austria Government Bonds, 3.45%, 10/20/30(6)	EUR	1,700,000	2,027,568
Belgium — 0.3%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	800,000	892,777
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	47,000	57,339
			950,116
Brazil — 0.1%
Brazil Government International Bonds, 6.625%, 3/15/35		$257,000	258,597
Canada — 0.1%
Province of Quebec, 5.75%, 12/1/36	CAD	325,000	267,391
Province of Quebec, 5.00%, 12/1/41	CAD	33,000	25,163
Province of Quebec, 3.50%, 12/1/48	CAD	102,000	61,544
			354,098
China — 0.7%
China Government Bonds, 3.39%, 3/16/50	CNY	10,340,000	1,819,317
Colombia — 0.3%
Colombia Government International Bonds, 3.25%, 4/22/32		$900,000	733,275
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	6,500,000,000	406,194
Japan — 0.3%
Japan Government Thirty Year Bonds, 1.40%, 12/20/45	JPY	11,400,000	61,678

Schedule of Investments - Strategic Allocation: Conservative Fund

		Shares/Principal Amount	Value
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	72,800,000	$339,389
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	81,500,000	358,079
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	35,600,000	182,245
			941,391
Luxembourg — 0.2%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)(9)		$504,000	506,898
Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	1,500,000	362,908
New Zealand — 0.7%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	3,090,000	1,817,900
Poland — 0.2%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	2,000,000	431,341
Saudi Arabia — 0.3%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	750,000	860,367
South Africa — 0.1%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	195,218
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $11,937,992)			11,908,767
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Private Sponsor Collateralized Mortgage Obligations — 3.6%
Angel Oak Mortgage Trust, Series 2025-6, Class A3, 5.92%, 4/25/70(6)		$270,199	270,261
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)		275,543	276,276
COLT Funding LLC, Series 2025-1, Class A3, 6.08%, 1/25/70(6)		489,097	490,072
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		700,000	466,724
COLT Mortgage Loan Trust, Series 2022-9, Class A1, 6.79%, 12/25/67(6)		227,100	227,349
COLT Mortgage Loan Trust, Series 2025-6, Class A3, 5.89%, 8/25/70(6)		500,000	499,957
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)		163,800	163,985
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)		201,286	201,881
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)		367,355	366,353
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(6)		373,032	375,851
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.61%, 10/25/29(6)		16,057	15,728
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)		411,313	413,411
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		322,995	325,550
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)		320,856	323,013
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)		270,751	272,371
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)		557,371	558,895
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)		234,643	235,031
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)		622,543	623,151
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)		472,100	470,342
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)		500,896	498,100
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)		626,204	625,476
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)		549,162	552,864
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 6.00%, 11/25/53(6)		291,750	291,817
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)		376,552	378,735
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)		456,817	458,060
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)		10,344	9,212
Verus Securitization Trust, Series 2025-6, Class A2, 5.67%, 7/25/70(6)		675,000	675,145
			10,065,610
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)		175,422	175,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,476,475)			10,241,051

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	$428,000	$420,746
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.61%, (1-month SOFR plus 1.26%), 11/15/38(6)	397,000	396,186
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	396,000	401,156
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	397,000	416,588
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.78%, (1-month SOFR plus 1.44%), 2/15/42(6)	461,000	459,418
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)	323,000	324,024
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,417,524)		2,418,118
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.33%, (3-month SOFR plus 2.01%), 4/15/30(6)	250,000	251,043
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.43%, (3-month SOFR plus 2.10%), 4/22/32(6)	750,000	752,670
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.33%, (3-month SOFR plus 2.01%), 4/17/30(6)	750,000	752,719
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.69%, (3-month SOFR plus 2.36%), 7/18/30(6)	250,000	251,036
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.68%, (3-month SOFR plus 2.36%), 1/25/32(6)	350,000	351,301
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,344,536)		2,358,769
ASSET-BACKED SECURITIES — 0.6%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	214,001	200,242
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	400,000	398,023
Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, SEQ, 2.73%, 8/21/45(6)	136,123	129,902
Trinity Rail Leasing LLC, Series 2018-1A, Class A2, SEQ, 4.62%, 6/17/48(6)	406,000	398,928
Trinity Rail Leasing LLC, Series 2020-1A, Class A, SEQ, 1.96%, 10/17/50(6)	100,212	94,075
Triton Container Finance VIII LLC, Series 2020-1A, Class A, SEQ, 2.11%, 9/20/45(6)	144,935	134,632
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	269,000	250,077
TOTAL ASSET-BACKED SECURITIES (Cost $1,620,604)		1,605,879
MUNICIPAL SECURITIES — 0.4%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	10,297
New York City GO, 6.27%, 12/1/37	40,000	42,692
North Dakota Housing Finance Agency Rev., VRDN, 4.35%, 8/7/25 (SBBPA: Royal Bank of Canada)	750,000	750,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	45,860
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	125,000	78,608
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(10)	40,000	40,466
State of California GO, 7.60%, 11/1/40	65,000	78,110
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,417
TOTAL MUNICIPAL SECURITIES (Cost $1,126,937)		1,076,450
PREFERRED SECURITIES — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	333,931
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	300,000	337,690
TOTAL PREFERRED SECURITIES (Cost $805,486)		671,621
EXCHANGE-TRADED FUNDS — 0.1%
iShares Core S&P 500 ETF	391	248,246
iShares MSCI EAFE Small-Cap ETF	12	869
iShares Russell Mid-Cap Value ETF(3)	1,175	158,120
TOTAL EXCHANGE-TRADED FUNDS (Cost $384,398)		407,235

Schedule of Investments - Strategic Allocation: Conservative Fund

	Shares/Principal Amount	Value
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Insurance — 0.1%
Allianz SE, 2.625% (Cost $245,123)	200,000	$203,488
SHORT-TERM INVESTMENTS — 8.6%
Certificates of Deposit — 1.0%
Bank of Montreal, VRN, 4.62%, (SOFR plus 0.30%), 3/20/26(6)	$1,000,000	1,000,247
Toronto-Dominion Bank, 4.39%, 1/23/26(6)	1,800,000	1,800,000
		2,800,247
Commercial Paper(11) — 2.2%
Aquitaine Funding Co. LLC, VRN, 4.69%, 2/13/26(6)	1,500,000	1,500,712
Bank of Montreal, VRN, 4.65%, (SOFR plus 0.26%), 11/26/25(6)	2,500,001	2,500,314
Endeavour Funding Co. LLC, VRN, 4.58%, 11/12/25 (LOC: HSBC Bank PLC)(6)	1,000,000	1,000,165
Endeavour Funding Co. LLC, VRN, 4.62%, 1/6/26 (LOC: HSBC Bank PLC)(6)	1,250,000	1,250,374
		6,251,565
Money Market Funds — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,109,593	10,109,593
State Street Navigator Securities Lending Government Money Market Portfolio(12)	1,746,235	1,746,235
		11,855,828
Treasury Bills(11) — 1.1%
U.S. Treasury Bills, 4.42%, 8/21/25	$1,000,000	997,616
U.S. Treasury Bills, 4.52%, 8/26/25	2,000,000	1,994,038
		2,991,654
TOTAL SHORT-TERM INVESTMENTS (Cost $23,897,351)		23,899,294
TOTAL INVESTMENT SECURITIES — 103.8% (Cost $249,288,661)		287,377,046
OTHER ASSETS AND LIABILITIES — (3.8)%		(10,539,463)
TOTAL NET ASSETS — 100.0%		$276,837,583

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	283,136	USD	184,171	JPMorgan Chase Bank NA	9/17/25	$(2,067)
USD	435,761	AUD	666,417	Citibank NA	9/17/25	7,145
BRL	1,138,277	USD	199,986	Goldman Sachs & Co. LLC	9/17/25	1,035
USD	201,260	BRL	1,138,277	Citibank NA	9/17/25	239
CAD	684,000	USD	502,739	Morgan Stanley & Co. LLC	9/17/25	(7,956)
CAD	16,873	USD	12,370	Citibank NA	9/26/25	(159)
CAD	1,502	USD	1,102	Citibank NA	9/26/25	(15)
USD	885,045	CAD	1,199,665	Citibank NA	9/17/25	17,246
USD	55,853	CAD	76,639	Citibank NA	9/26/25	390
USD	1,009	CAD	1,364	Citibank NA	9/26/25	21
USD	1,727	CAD	2,340	Citibank NA	9/26/25	33
USD	1,048	CAD	1,430	Citibank NA	9/26/25	13
USD	1,107	CAD	1,509	Citibank NA	9/26/25	14
USD	1,153	CAD	1,576	Citibank NA	9/26/25	13
CLP	46,758,434	USD	49,794	Morgan Stanley & Co. LLC	9/17/25	(1,717)
USD	47,826	CLP	46,758,434	Goldman Sachs & Co. LLC	9/17/25	(252)
CNY	11,166,655	USD	1,559,807	Morgan Stanley & Co. LLC	8/5/25	(6,413)
USD	1,563,300	CNY	11,166,655	JPMorgan Chase Bank NA	8/5/25	9,907
USD	1,812,984	CNY	12,973,712	Morgan Stanley & Co. LLC	9/4/25	380

Schedule of Investments - Strategic Allocation: Conservative Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	400,413,700	USD	94,775	Citibank NA	9/17/25	$465
USD	95,473	COP	400,413,701	Bank of America NA	9/17/25	232
CZK	2,986,442	USD	137,974	Goldman Sachs & Co. LLC	9/17/25	848
USD	138,986	CZK	2,986,442	UBS AG	9/17/25	165
EUR	55,578	USD	63,736	JPMorgan Chase Bank NA	9/17/25	(125)
EUR	1,696	USD	2,011	Goldman Sachs & Co. LLC	9/26/25	(69)
EUR	13,347	USD	15,549	Goldman Sachs & Co. LLC	9/26/25	(263)
EUR	3,140	USD	3,658	Goldman Sachs & Co. LLC	9/26/25	(62)
EUR	13,728	USD	16,091	JPMorgan Chase Bank NA	9/26/25	(370)
EUR	8,377	USD	9,843	Morgan Stanley & Co. LLC	9/26/25	(250)
EUR	653	USD	767	Morgan Stanley & Co. LLC	9/26/25	(19)
EUR	1,216	USD	1,437	Morgan Stanley & Co. LLC	9/26/25	(44)
EUR	18,057	USD	20,712	Morgan Stanley & Co. LLC	9/26/25	(33)
USD	62,953	EUR	53,201	Citibank NA	9/17/25	2,063
USD	6,264,850	EUR	5,369,210	Morgan Stanley & Co. LLC	9/17/25	119,640
USD	153,743	EUR	132,524	Goldman Sachs & Co. LLC	9/26/25	1,975
USD	13,846	EUR	11,935	Goldman Sachs & Co. LLC	9/26/25	178
USD	153,800	EUR	132,524	JPMorgan Chase Bank NA	9/26/25	2,032
USD	13,851	EUR	11,935	JPMorgan Chase Bank NA	9/26/25	183
USD	153,611	EUR	132,524	Morgan Stanley & Co. LLC	9/26/25	1,843
USD	13,835	EUR	11,935	Morgan Stanley & Co. LLC	9/26/25	166
USD	3,276	EUR	2,800	Morgan Stanley & Co. LLC	9/26/25	69
USD	20,569	EUR	17,505	Morgan Stanley & Co. LLC	9/26/25	523
USD	1,015	EUR	868	Morgan Stanley & Co. LLC	9/26/25	21
USD	1,115	EUR	954	Morgan Stanley & Co. LLC	9/26/25	23
USD	23,819	EUR	20,178	Morgan Stanley & Co. LLC	9/26/25	711
USD	18,057	EUR	15,285	Morgan Stanley & Co. LLC	9/26/25	552
USD	1,174	EUR	1,013	Morgan Stanley & Co. LLC	9/26/25	14
USD	153,731	EUR	132,524	UBS AG	9/26/25	1,963
USD	13,845	EUR	11,935	UBS AG	9/26/25	177
GBP	100,000	USD	134,434	JPMorgan Chase Bank NA	9/17/25	(2,312)
GBP	590,520	USD	790,059	Morgan Stanley & Co. LLC	9/17/25	(9,855)
GBP	6,678	USD	8,840	Bank of America NA	9/26/25	(16)
USD	1,028,515	GBP	755,099	Morgan Stanley & Co. LLC	9/17/25	30,865
USD	37,626	GBP	27,425	Morgan Stanley & Co. LLC	9/17/25	1,392
USD	99,567	GBP	74,344	Bank of America NA	9/26/25	1,334
USD	9,681	GBP	7,061	Bank of America NA	9/26/25	351
USD	11,542	GBP	8,597	Bank of America NA	9/26/25	182
USD	99,583	GBP	74,344	Citibank NA	9/26/25	1,350
USD	99,604	GBP	74,344	Goldman Sachs & Co. LLC	9/26/25	1,371
HUF	21,433,504	USD	60,798	Goldman Sachs & Co. LLC	9/17/25	219
USD	61,110	HUF	21,433,504	Goldman Sachs & Co. LLC	9/17/25	93
USD	276,376	IDR	4,567,974,012	Citibank NA	9/17/25	(104)
USD	138,588	IDR	2,261,757,814	Goldman Sachs & Co. LLC	9/17/25	1,694
INR	23,205,841	USD	270,038	Bank of America NA	9/17/25	(5,490)
USD	264,297	INR	23,205,841	Citibank NA	9/17/25	(251)
USD	844,123	JPY	119,741,425	Morgan Stanley & Co. LLC	9/17/25	46,185
USD	60,834	JPY	8,661,704	Morgan Stanley & Co. LLC	9/17/25	3,114
USD	152,447	JPY	22,594,387	Morgan Stanley & Co. LLC	9/17/25	1,881
USD	81,227	JPY	12,133,731	Morgan Stanley & Co. LLC	9/17/25	370
MXN	13,072,447	USD	690,273	JPMorgan Chase Bank NA	9/17/25	(590)
USD	391,810	MXN	7,543,194	Bank of America NA	9/17/25	(6,158)

Schedule of Investments - Strategic Allocation: Conservative Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	292,283	MXN	5,529,254	Goldman Sachs & Co. LLC	9/17/25	$567
MYR	368,970	USD	87,673	Goldman Sachs & Co. LLC	9/17/25	(1,120)
MYR	802,303	USD	189,000	Morgan Stanley & Co. LLC	9/17/25	(797)
USD	366,891	MYR	1,543,144	Morgan Stanley & Co. LLC	9/17/25	4,903
USD	272,736	MYR	1,164,584	Morgan Stanley & Co. LLC	9/17/25	(450)
NOK	1,479,871	USD	143,426	Citibank NA	9/17/25	(246)
USD	146,685	NOK	1,460,357	Citibank NA	9/17/25	5,394
USD	1,355,769	NZD	2,241,007	Citibank NA	9/17/25	33,525
USD	512,326	NZD	842,391	Morgan Stanley & Co. LLC	9/17/25	15,296
PEN	177,605	USD	48,824	Bank of America NA	9/17/25	549
USD	49,691	PEN	177,605	Morgan Stanley & Co. LLC	9/17/25	318
PLN	759,434	USD	203,388	Bank of America NA	9/17/25	(887)
USD	196,242	PLN	734,757	Morgan Stanley & Co. LLC	9/17/25	322
USD	448,624	PLN	1,629,000	UBS AG	9/17/25	14,257
RON	390,772	USD	88,057	JPMorgan Chase Bank NA	9/17/25	(412)
USD	87,776	RON	390,772	Citibank NA	9/17/25	132
THB	9,492,708	USD	291,847	UBS AG	9/17/25	(364)
USD	57,293	THB	1,858,724	Citibank NA	9/17/25	219
USD	233,778	THB	7,633,984	Morgan Stanley & Co. LLC	9/17/25	(630)
TRY	1,297,887	USD	30,048	Citibank NA	9/17/25	709
USD	30,658	TRY	1,297,887	Goldman Sachs & Co. LLC	9/17/25	(99)
USD	205,463	ZAR	3,650,683	Goldman Sachs & Co. LLC	9/17/25	5,661
USD	202,044	ZAR	3,677,402	Goldman Sachs & Co. LLC	9/17/25	780
ZAR	3,636,500	USD	204,033	Bank of America NA	9/17/25	(5,008)
						$288,709

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	11	September 2025	$956,784	$6,364
Euro-Bund 10-Year Bonds	15	September 2025	2,220,204	(11,987)
Euro-OAT 10-Year Bonds	10	September 2025	1,406,985	(17,477)
Japanese 10-Year Government Bonds	3	September 2025	2,745,955	(15,404)
U.K. Gilt 10-Year Bonds	32	September 2025	3,894,755	35,891
U.S. Treasury 5-Year Notes	44	September 2025	4,759,562	(2,588)
			$15,984,245	$(5,201)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	35	September 2025	$7,244,453	$2,861
U.S. Treasury 10-Year Notes	13	September 2025	1,443,813	(6,658)
U.S. Treasury 10-Year Ultra Notes	34	September 2025	3,844,656	(9,739)
			$12,532,922	$(13,536)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Strategic Allocation: Conservative Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR	2,500,000	$45,118	$18,375	$63,493
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SBBPA	–	Standby Bond Purchase Agreement
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

Schedule of Investments - Strategic Allocation: Conservative Fund

VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,114,412. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $705,963.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,535,732, which represented 11.4% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 1.1% of total net assets.
(9)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(10)Escrowed to maturity in U.S. government securities or state and local government securities.
(11)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(12)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,186,337, which includes securities collateral of $440,102.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended July 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$18,307	—	$3,331	$211	$15,187	324	$(301)	$806
American Century Focused Dynamic Growth ETF(3)	5,977	$107	1,481	509	5,112	45	931	—
American Century Focused Large Cap Value ETF	5,765	218	1,023	1	4,961	70	396	101
American Century Multisector Income ETF	16,562	—	1,566	201	15,197	347	(199)	957
American Century Quality Diversified International ETF	8,882	418	1,254	985	9,031	157	264	240
American Century Short Duration Strategic Income ETF	1,634	—	—	—	1,634	32	—	88
American Century U.S. Quality Growth ETF	15,553	774	4,600	143	11,870	109	3,275	34
American Century U.S. Quality Value ETF	18,422	1,437	5,625	(563)	13,671	223	1,424	275
Avantis International Equity ETF	4,169	6,495	4,251	669	7,082	97	32	220
Avantis International Small Cap Value ETF(4)	1,689	98	370	157	1,574	20	114	65
Avantis U.S. Equity ETF	14,198	4,260	6,855	(365)	11,238	109	1,755	175
Avantis U.S. Small Cap Value ETF	3,347	548	451	(752)	2,692	29	493	44
American Century Emerging Markets Bond ETF	6,061	—	7,025	964	—	—	(897)	71
	$120,566	$14,355	$37,832	$2,160	$99,249	1,562	$7,287	$3,076
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Conservative Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$99,248,924	—	—
Common Stocks	41,379,614	$13,865,843	—
U.S. Treasury Securities	—	41,997,058	—
U.S. Government Agency Mortgage-Backed Securities	—	22,402,426	—
Corporate Bonds	—	13,692,509	—
Sovereign Governments and Agencies	—	11,908,767	—
Collateralized Mortgage Obligations	—	10,241,051	—
Commercial Mortgage-Backed Securities	—	2,418,118	—
Collateralized Loan Obligations	—	2,358,769	—
Asset-Backed Securities	—	1,605,879	—
Municipal Securities	—	1,076,450	—
Preferred Securities	—	671,621	—
Exchange-Traded Funds	407,235	—	—
Convertible Preferred Securities	—	203,488	—
Short-Term Investments	11,855,828	12,043,466	—
	$152,891,601	$134,485,445	—
Other Financial Instruments
Futures Contracts	$2,861	$42,255	—
Swap Agreements	—	63,493	—
Forward Foreign Currency Exchange Contracts	—	343,312	—
	$2,861	$449,060	—

Liabilities
Other Financial Instruments
Futures Contracts	$18,985	$44,868	—
Forward Foreign Currency Exchange Contracts	—	54,603	—
	$18,985	$99,471	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$18,092	$18,092
Unrealized appreciation on forward foreign currency exchange contracts	—	$343,312	—	343,312
				$361,404
Liability Derivatives:
Payable for variation margin on swap agreements*	$979	—	—	$979
Unrealized depreciation on forward foreign currency exchange contracts	—	$54,603	—	54,603
				$55,582
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Conservative Fund
The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2025.

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(412,634)	—	$(412,634)
Futures contract transactions	—	—	$222,256	222,256
Swap agreement transactions	$(135,742)	—	—	(135,742)
				$(326,120)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$418,873	—	$418,873
Futures contracts	—	—	$(454,839)	(454,839)
Swap agreements	$149,824	—	—	149,824
				$113,858

See Notes to Financial Statements.

Schedule of Investments - Strategic Allocation: Moderate Fund
JULY 31, 2025

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 45.7%
American Century Diversified Corporate Bond ETF	609,783	$28,574,431
American Century Focused Dynamic Growth ETF(2)	223,589	25,533,685
American Century Focused Large Cap Value ETF	347,070	24,733,735
American Century Multisector Income ETF	812,544	35,630,054
American Century Quality Diversified International ETF	555,632	31,932,171
American Century Short Duration Strategic Income ETF	89,869	4,618,368
American Century U.S. Quality Growth ETF(3)	324,646	35,503,287
American Century U.S. Quality Value ETF(3)	580,384	35,626,872
Avantis Emerging Markets Equity ETF(3)	436,496	30,192,428
Avantis International Equity ETF(3)	316,277	23,192,593
Avantis International Small Cap Value ETF(3)	105,246	8,421,785
Avantis U.S. Equity ETF	421,948	43,502,839
Avantis U.S. Small Cap Value ETF	112,673	10,412,112
TOTAL AFFILIATED FUNDS (Cost $230,871,370)		337,874,360
COMMON STOCKS — 27.5%
Aerospace and Defense — 0.6%
AAR Corp.(2)	1,461	109,151
Airbus SE	2,070	416,184
ATI, Inc.(2)	1,448	111,409
Axon Enterprise, Inc.(2)	889	671,631
Babcock International Group PLC	6,499	89,103
Chemring Group PLC	5,376	38,934
Curtiss-Wright Corp.	766	375,509
Exosens SAS	1,238	57,832
HEICO Corp.	1,284	419,611
Hexcel Corp.	6,921	414,637
Howmet Aerospace, Inc.	5,798	1,042,306
L3Harris Technologies, Inc.	2,093	575,198
Rheinmetall AG	149	294,945
		4,616,450
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	883	63,045
Deutsche Post AG	7,092	317,762
FedEx Corp.	671	149,962
		530,769
Automobile Components — 0.2%
BorgWarner, Inc.	7,085	260,728
Cie Generale des Etablissements Michelin SCA	5,790	205,988
Continental AG	5,173	441,829
Gentex Corp.	7,646	202,007
Hyundai Mobis Co. Ltd.	1,895	399,882
Linamar Corp.	4,015	194,143
		1,704,577
Automobiles — 0.3%
Bayerische Motoren Werke AG	5,051	480,610
Ferrari NV	966	423,598
Kia Corp.	2,660	194,634
Mercedes-Benz Group AG	6,404	362,596

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Tesla, Inc.(2)	2,029	$625,480
		2,086,918
Banks — 1.4%
Bancorp, Inc.(2)	1,836	115,962
Bank Central Asia Tbk. PT	772,100	386,973
Bank of America Corp.	13,550	640,509
Bankinter SA	4,240	60,523
Barclays PLC	173,252	846,859
BAWAG Group AG(2)	1,090	137,566
BNP Paribas SA	2,241	204,330
BPER Banca SpA	13,445	132,306
Coastal Financial Corp.(2)	647	62,241
Commerce Bancshares, Inc.	10,783	659,920
Commerzbank AG	10,690	389,820
First Hawaiian, Inc.	6,917	167,737
Hana Financial Group, Inc.	2,697	164,892
HDFC Bank Ltd.	10,651	244,422
ING Groep NV, Series N	10,562	246,152
JPMorgan Chase & Co.	2,475	733,194
Mebuki Financial Group, Inc.	23,200	125,792
NU Holdings Ltd., Class A(2)	11,961	146,163
PNC Financial Services Group, Inc.	2,300	437,621
Prosperity Bancshares, Inc.	6,538	435,562
Rakuten Bank Ltd.(2)	8,000	372,654
Regions Financial Corp.	21,055	533,323
Societe Generale SA	20,389	1,301,399
Suruga Bank Ltd.(3)	11,100	102,206
Triumph Financial, Inc.(2)	1,125	63,810
Truist Financial Corp.	15,778	689,656
U.S. Bancorp	18,402	827,354
Westamerica Bancorporation	4,452	213,251
Woori Financial Group, Inc.	9,869	175,107
		10,617,304
Beverages — 0.2%
Celsius Holdings, Inc.(2)	1,929	87,461
Heineken NV	3,552	278,802
Lifedrink Co., Inc.	4,400	65,719
PepsiCo, Inc.	2,482	342,317
Pernod Ricard SA(3)	3,512	360,924
		1,135,223
Biotechnology — 0.6%
AbbVie, Inc.	2,152	406,771
ADMA Biologics, Inc.(2)	6,243	116,744
Alkermes PLC(2)	2,050	54,304
Alnylam Pharmaceuticals, Inc.(2)	1,666	653,472
Arcellx, Inc.(2)	698	49,830
Arcutis Biotherapeutics, Inc.(2)	3,250	47,385
Argenx SE, ADR(2)	494	331,143
Biohaven Ltd.(2)	1,279	19,313
Bridgebio Pharma, Inc.(2)	2,033	96,100
Celldex Therapeutics, Inc.(2)	1,336	29,365
Centessa Pharmaceuticals PLC, ADR(2)	2,214	38,014

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Crinetics Pharmaceuticals, Inc.(2)	1,301	$37,196
CSL Ltd.	2,447	423,292
Cytokinetics, Inc.(2)	845	31,806
Gilead Sciences, Inc.	2,131	239,290
Grifols SA, Preference Shares	14,292	153,083
Insmed, Inc.(2)	360	38,621
Madrigal Pharmaceuticals, Inc.(2)	324	98,013
Metsera, Inc.(2)(3)	594	19,596
Mineralys Therapeutics, Inc.(2)	1,674	23,687
Natera, Inc.(2)	3,915	523,279
Newamsterdam Pharma Co. NV(2)(3)	757	16,510
Nuvalent, Inc., Class A(2)	707	55,393
Protagonist Therapeutics, Inc.(2)	887	47,774
Revolution Medicines, Inc.(2)	817	30,450
Scholar Rock Holding Corp.(2)	1,354	50,166
Telix Pharmaceuticals Ltd.(2)	3,735	50,038
Twist Bioscience Corp.(2)	1,659	55,693
Vaxcyte, Inc.(2)	637	21,626
Vera Therapeutics, Inc.(2)	1,327	27,588
Vertex Pharmaceuticals, Inc.(2)	553	252,649
Viking Therapeutics, Inc.(2)(3)	594	19,347
Xenon Pharmaceuticals, Inc.(2)	1,277	39,000
		4,096,538
Broadline Retail — 0.5%
Alibaba Group Holding Ltd.	5,600	84,195
Alibaba Group Holding Ltd., ADR	3,568	430,408
Amazon.com, Inc.(2)	7,935	1,857,663
Coupang, Inc.(2)	21,201	623,945
Ollie's Bargain Outlet Holdings, Inc.(2)	419	57,248
Ryohin Keikaku Co. Ltd.	10,500	491,586
		3,545,045
Building Products — 0.3%
A.O. Smith Corp.	3,774	267,161
Cie de Saint-Gobain SA	2,967	340,366
Fortune Brands Innovations, Inc.	1,864	101,663
Hayward Holdings, Inc.(2)	11,362	174,748
Johnson Controls International PLC	11,077	1,163,085
Sanwa Holdings Corp.	1,900	51,835
Trex Co., Inc.(2)	2,410	154,818
		2,253,676
Capital Markets — 1.1%
Ameriprise Financial, Inc.	614	318,169
Ares Management Corp., Class A	5,602	1,039,339
Bank of New York Mellon Corp.	2,052	208,175
Blackrock, Inc.	298	329,591
Coinbase Global, Inc., Class A(2)	575	217,212
flatexDEGIRO AG	2,964	89,582
Hamilton Lane, Inc., Class A	822	125,191
Intercontinental Exchange, Inc.	1,365	252,293
KKR & Co., Inc.	1,968	288,469
London Stock Exchange Group PLC	3,181	387,748
LPL Financial Holdings, Inc.	2,849	1,127,435

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Marex Group PLC	2,240	$86,419
Morgan Stanley	4,339	618,134
MSCI, Inc.	889	499,049
Northern Trust Corp.	4,903	637,390
P10, Inc., Class A	5,109	62,841
Piper Sandler Cos.	313	98,695
Raymond James Financial, Inc.	1,164	194,539
S&P Global, Inc.	988	544,487
St. James's Place PLC	5,917	101,837
Swissquote Group Holding SA	130	86,378
T. Rowe Price Group, Inc.	3,410	345,944
TPG, Inc.	4,697	268,058
XP, Inc., Class A	19,903	321,234
		8,248,209
Chemicals — 0.4%
Air Liquide SA	2,719	534,926
Akzo Nobel NV(3)	2,962	186,018
Arkema SA	5,183	352,451
Ecolab, Inc.	1,289	337,409
Element Solutions, Inc.	17,848	421,213
Linde PLC	1,056	486,034
PPG Industries, Inc.	2,804	295,822
Resonac Holdings Corp.	3,000	72,144
Sensient Technologies Corp.	973	109,258
Tokyo Ohka Kogyo Co. Ltd.	3,500	95,864
		2,891,139
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	6,310	291,080
Casella Waste Systems, Inc., Class A(2)	1,101	119,712
Clean Harbors, Inc.(2)	372	87,721
Copart, Inc.(2)	3,907	177,104
Daiei Kankyo Co. Ltd.	4,500	92,724
GFL Environmental, Inc.	9,522	479,338
Mitie Group PLC	22,978	42,608
OPENLANE, Inc.(2)	4,238	104,425
Republic Services, Inc.	1,822	420,244
SPIE SA	1,602	94,280
		1,909,236
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	2,453	302,259
Ciena Corp.(2)	3,486	323,640
Extreme Networks, Inc.(2)	4,184	73,889
F5, Inc.(2)	582	182,410
Motorola Solutions, Inc.	915	401,667
		1,283,865
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	1,560	110,459
Construction Partners, Inc., Class A(2)	1,495	150,771
EMCOR Group, Inc.	982	616,195
Kinden Corp.	3,100	97,609
Ventia Services Group Pty. Ltd.	28,095	93,550

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Vinci SA	1,391	$193,222
		1,261,806
Construction Materials — 0.2%
CRH PLC	4,994	476,677
Eagle Materials, Inc.	1,502	336,884
Knife River Corp.(2)	593	48,911
Titan America SA(2)	4,807	68,980
Vulcan Materials Co.	1,274	349,929
Wienerberger AG	616	20,650
		1,302,031
Consumer Finance — 0.1%
American Express Co.	1,156	346,002
Cembra Money Bank AG	729	81,816
Dave, Inc.(2)	290	68,382
Zip Co. Ltd.(2)(3)	50,025	101,449
		597,649
Consumer Staples Distribution & Retail — 0.4%
BGF retail Co. Ltd.	3,941	319,234
Casey's General Stores, Inc.	648	337,044
Costco Wholesale Corp.	361	339,210
Kobe Bussan Co. Ltd.	800	21,303
Koninklijke Ahold Delhaize NV(3)	9,821	387,894
Maplebear, Inc.(2)	7,615	365,292
Marks & Spencer Group PLC	4,531	20,809
PriceSmart, Inc.	932	100,190
Redcare Pharmacy NV(2)	320	35,421
Sprouts Farmers Market, Inc.(2)	3,668	555,849
Sysco Corp.	4,726	376,190
Tsuruha Holdings, Inc.(3)	1,100	80,965
		2,939,401
Containers and Packaging — 0.2%
Ball Corp.	4,023	230,357
Graphic Packaging Holding Co.	29,575	661,297
Packaging Corp. of America	2,532	490,575
Verallia SA	11,886	382,420
		1,764,649
Distributors — 0.1%
D'ieteren Group	310	61,235
LKQ Corp.	4,900	144,403
Pool Corp.	1,222	376,547
		582,185
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	1,713	193,740
Duolingo, Inc.(2)	834	289,023
OneSpaWorld Holdings Ltd.	4,835	106,950
Stride, Inc.(2)	852	109,252
		698,965
Diversified REITs — 0.2%
British Land Co. PLC	44,588	204,923
CapitaLand Integrated Commercial Trust	125,100	211,226
Charter Hall Group	13,805	177,855
Essential Properties Realty Trust, Inc.	7,679	234,133

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
GO Residential Real Estate Investment Trust(2)	9,297	$125,509
Merlin Properties Socimi SA	18,885	261,483
Stockland	62,948	223,169
		1,438,298
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(3)	2,490	87,871
Globalstar, Inc.(2)	1,420	33,356
Orange SA	5,775	87,844
Telkom Indonesia Persero Tbk. PT	2,254,500	395,879
Verizon Communications, Inc.	3,706	158,468
		763,418
Electric Utilities — 0.4%
Duke Energy Corp.	1,793	218,101
Evergy, Inc.	8,594	608,455
Eversource Energy	7,815	516,571
Iberdrola SA	30,594	537,730
NextEra Energy, Inc.	9,532	677,344
PPL Corp.	2,058	73,450
Xcel Energy, Inc.	8,484	623,065
		3,254,716
Electrical Equipment — 0.4%
Eaton Corp. PLC	1,037	398,955
Emerson Electric Co.	1,311	190,764
Furukawa Electric Co. Ltd.	1,300	78,522
GE Vernova, Inc.	372	245,628
Hubbell, Inc.	490	214,365
Legrand SA	299	44,164
Regal Rexnord Corp.	611	93,410
Schneider Electric SE	1,650	427,009
Siemens Energy AG(2)	5,044	583,987
Sinfonia Technology Co. Ltd.	1,000	62,805
SWCC Corp.	2,300	137,689
Vertiv Holdings Co., Class A	4,672	680,243
		3,157,541
Electronic Equipment, Instruments and Components — 0.2%
Anritsu Corp.	5,000	53,893
CDW Corp.	1,131	197,224
Cognex Corp.	435	17,735
Itron, Inc.(2)	501	62,395
Keyence Corp.	800	289,385
Littelfuse, Inc.	441	113,483
Maruwa Co. Ltd.	400	120,567
Mirion Technologies, Inc., Class A(2)	4,820	107,727
Ralliant Corp.(2)	3,146	143,835
TD SYNNEX Corp.	502	72,484
TE Connectivity PLC	1,450	298,337
		1,477,065
Energy Equipment and Services — 0.2%
Baker Hughes Co.	14,263	642,548
DOF Group ASA	7,745	70,916
Expro Group Holdings NV(2)	9,273	99,963
SBM Offshore NV(3)	3,464	90,338

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Schlumberger NV	11,637	$393,331
Subsea 7 SA	4,650	90,112
TechnipFMC PLC	842	30,624
Transocean Ltd.(2)	29,972	87,518
		1,505,350
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	457	51,606
Liberty Media Corp.-Liberty Formula One, Class C(2)	866	86,903
Netflix, Inc.(2)	410	475,354
ROBLOX Corp., Class A(2)	7,614	1,049,133
Spotify Technology SA(2)	544	340,838
		2,003,834
Financial Services — 0.4%
Adyen NV(2)	278	476,812
Banco Latinoamericano de Comercio Exterior SA	1,082	43,237
Block, Inc.(2)	6,375	492,533
Corpay, Inc.(2)	2,018	651,915
Fiserv, Inc.(2)	1,460	202,852
Mastercard, Inc., Class A	1,572	890,491
Shift4 Payments, Inc., Class A(2)(3)	582	59,946
Visa, Inc., Class A	1,339	462,584
		3,280,370
Food Products — 0.2%
Aryzta AG(2)	453	42,515
Conagra Brands, Inc.	16,108	294,132
Freshpet, Inc.(2)	736	50,284
General Mills, Inc.	4,108	201,210
Kerry Group PLC, Class A	3,915	361,629
Mondelez International, Inc., Class A	1,909	123,493
Toyo Suisan Kaisha Ltd.	1,200	76,666
Vital Farms, Inc.(2)	2,062	76,706
		1,226,635
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	2,300	41,841
ONE Gas, Inc.	5,665	411,845
Spire, Inc.	5,813	432,894
		886,580
Ground Transportation — 0.3%
CSX Corp.	19,023	676,077
Knight-Swift Transportation Holdings, Inc.	2,497	106,123
Kyushu Railway Co.	1,100	26,601
Norfolk Southern Corp.	3,362	934,636
Schneider National, Inc., Class B	3,287	80,367
Uber Technologies, Inc.(2)	2,941	258,073
Union Pacific Corp.	1,017	225,743
		2,307,620
Health Care Equipment and Supplies — 0.9%
Alphatec Holdings, Inc.(2)	11,692	123,701
Becton Dickinson & Co.	3,521	627,618
Dexcom, Inc.(2)	9,296	750,838
Eckert & Ziegler SE	794	60,402
Envista Holdings Corp.(2)	13,053	246,571

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
EssilorLuxottica SA	839	$249,480
GE HealthCare Technologies, Inc.	9,694	691,376
Hologic, Inc.(2)	6,136	410,008
IDEXX Laboratories, Inc.(2)	1,298	693,534
Insulet Corp.(2)	1,752	505,277
Integer Holdings Corp.(2)	718	77,910
Intuitive Surgical, Inc.(2)	631	303,568
Medtronic PLC	4,545	410,141
SI-BONE, Inc.(2)	4,417	75,221
Terumo Corp.	27,500	466,325
UFP Technologies, Inc.(2)	499	112,969
Ypsomed Holding AG(3)	123	58,850
Zimmer Biomet Holdings, Inc.	12,024	1,102,000
		6,965,789
Health Care Providers and Services — 0.6%
Cencora, Inc.	3,860	1,104,269
Chartwell Retirement Residences	29,225	373,538
Cigna Group	1,212	324,065
Encompass Health Corp.	1,051	115,726
Ensign Group, Inc.	1,099	164,850
Galenica AG	425	45,105
HealthEquity, Inc.(2)	1,093	106,021
Henry Schein, Inc.(2)	11,905	805,373
Labcorp Holdings, Inc.	2,481	645,258
NeoGenomics, Inc.(2)	550	2,662
Pediatrix Medical Group, Inc.(2)	3,429	42,005
Quest Diagnostics, Inc.	2,019	338,001
RadNet, Inc.(2)	2,189	119,804
Talkspace, Inc.(2)	12,869	31,272
U.S. Physical Therapy, Inc.	347	25,383
UnitedHealth Group, Inc.	818	204,140
Universal Health Services, Inc., Class B	1,875	312,094
		4,759,566
Health Care REITs — 0.5%
Aedifica SA	3,411	251,009
American Healthcare REIT, Inc.	9,044	349,460
CareTrust REIT, Inc.	6,738	214,268
Healthpeak Properties, Inc.	20,700	350,658
Ventas, Inc.	13,840	929,771
Welltower, Inc.	8,572	1,414,980
		3,510,146
Health Care Technology — 0.1%
Phreesia, Inc.(2)	1,983	53,462
Pro Medicus Ltd.	204	41,892
RaySearch Laboratories AB	1,650	56,551
Schrodinger, Inc.(2)	2,053	41,737
Veeva Systems, Inc., Class A(2)	1,803	512,413
		706,055
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	12,157	191,108

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Invincible Investment Corp.	238	$105,855
Japan Hotel REIT Investment Corp.	183	100,572
		397,535
Hotels, Restaurants and Leisure — 1.0%
Airbnb, Inc., Class A(2)	2,172	287,595
Booking Holdings, Inc.	52	286,211
Brinker International, Inc.(2)	774	121,982
Chipotle Mexican Grill, Inc.(2)	9,580	410,790
DoorDash, Inc., Class A(2)	1,101	275,525
Flutter Entertainment PLC(2)	1,990	601,498
Hilton Worldwide Holdings, Inc.	6,400	1,715,712
Life Time Group Holdings, Inc.(2)	3,749	107,671
MakeMyTrip Ltd.(2)	4,146	388,024
Planet Fitness, Inc., Class A(2)	1,369	149,481
Round One Corp.	12,200	125,284
Royal Caribbean Cruises Ltd.	3,480	1,106,188
Sodexo SA	3,625	215,591
Trip.com Group Ltd., ADR	6,600	408,870
Viking Holdings Ltd.(2)	5,074	297,945
Whitbread PLC	10,588	425,328
Wingstop, Inc.	875	330,173
		7,253,868
Household Durables — 0.3%
Barratt Redrow PLC	61,124	301,002
Breville Group Ltd.(3)	2,175	45,487
Champion Homes, Inc.(2)	1,545	94,090
De' Longhi SpA	1,855	60,841
Mohawk Industries, Inc.(2)	2,937	336,316
Neinor Homes SA(2)	11,314	219,907
PulteGroup, Inc.	3,173	358,295
Taylor Wimpey PLC	313,767	422,169
TopBuild Corp.(2)	913	338,203
		2,176,310
Household Products — 0.4%
Church & Dwight Co., Inc.	6,140	575,748
Colgate-Palmolive Co.	2,020	169,377
Henkel AG & Co. KGaA, Preference Shares	3,951	304,461
Kimberly-Clark Corp.	4,649	579,358
Procter & Gamble Co.	3,442	517,918
Reckitt Benckiser Group PLC	12,129	909,017
		3,055,879
Independent Power and Renewable Electricity Producers — 0.2%
Talen Energy Corp.(2)	321	121,200
TransAlta Corp.	5,346	64,317
Vistra Corp.	6,818	1,421,826
		1,607,343
Industrial Conglomerates — 0.1%
Hitachi Ltd.	11,800	361,088
Honeywell International, Inc.	1,280	284,608
		645,696
Industrial REITs — 0.4%
EastGroup Properties, Inc.	1,625	265,265

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Goodman Group	35,956	$803,921
Prologis, Inc.	15,056	1,607,680
STAG Industrial, Inc.	3,954	135,741
Tritax Big Box REIT PLC	24,413	45,411
Warehouses De Pauw CVA	8,131	189,746
		3,047,764
Insurance — 0.7%
Aegon Ltd.	36,429	260,341
Allstate Corp.	1,718	349,183
Beazley PLC	3,437	40,497
Goosehead Insurance, Inc., Class A	598	54,364
Hanover Insurance Group, Inc.	1,331	228,440
HCI Group, Inc.	387	54,195
Intact Financial Corp.	1,323	273,461
Kinsale Capital Group, Inc.	201	88,579
Marsh & McLennan Cos., Inc.	1,163	231,670
MetLife, Inc.	4,299	326,509
Palomar Holdings, Inc.(2)	706	93,538
Phoenix Financial Ltd.	2,645	90,123
Progressive Corp.	941	227,760
Prudential PLC	44,700	567,072
Reinsurance Group of America, Inc.	3,012	579,659
Root, Inc., Class A(2)	535	64,751
Ryan Specialty Holdings, Inc., Class A	7,262	444,362
Slide Insurance Holdings, Inc.(2)	2,182	41,022
Storebrand ASA	7,322	103,974
Willis Towers Watson PLC	2,515	794,262
		4,913,762
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A	9,905	1,900,769
CAR Group Ltd.	1,790	43,568
Meta Platforms, Inc., Class A	1,826	1,412,301
Pinterest, Inc., Class A(2)	13,515	521,679
Scout24 SE	830	110,923
Tencent Holdings Ltd.	10,700	749,131
		4,738,371
IT Services — 0.6%
Accenture PLC, Class A	1,201	320,787
Amdocs Ltd.	5,042	430,385
BIPROGY, Inc.	1,600	64,520
Capgemini SE	570	84,859
Cloudflare, Inc., Class A(2)	5,254	1,091,151
Cognizant Technology Solutions Corp., Class A	4,583	328,876
GDS Holdings Ltd., ADR(2)	5,090	183,596
Grid Dynamics Holdings, Inc.(2)	2,010	19,075
International Business Machines Corp.	2,051	519,211
Kontron AG	1,344	43,358
MongoDB, Inc.(2)	562	133,694
NEC Corp.	25,000	717,897
NEXTDC Ltd.(2)	10,578	97,403
SCSK Corp.	2,800	87,122
		4,121,934

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Leisure Products — 0.0%
MIPS AB(3)	1,005	$42,593
Technogym SpA	3,534	54,527
Thule Group AB(3)	1,453	41,094
Yonex Co. Ltd.	3,000	58,906
		197,120
Life Sciences Tools and Services — 0.5%
Agilent Technologies, Inc.	3,545	407,001
Avantor, Inc.(2)	2,836	38,116
Bio-Techne Corp.	7,343	401,882
Danaher Corp.	2,107	415,416
ICON PLC(2)	1,088	184,079
IQVIA Holdings, Inc.(2)	3,882	721,509
Lonza Group AG	821	572,211
Mettler-Toledo International, Inc.(2)	239	294,850
Siegfried Holding AG(2)(3)	178	19,902
Thermo Fisher Scientific, Inc.	630	294,638
West Pharmaceutical Services, Inc.	1,537	367,743
		3,717,347
Machinery — 0.7%
Albany International Corp., Class A	2,027	109,843
Alstom SA(2)	22,254	521,997
Crane Co.	1,808	353,952
Cummins, Inc.	2,470	908,022
Daimler Truck Holding AG	5,107	248,431
Deere & Co.	474	248,551
Doosan Bobcat, Inc.(2)	4,136	163,964
Dover Corp.	760	137,667
Fluidra SA(3)	2,133	53,198
Fortive Corp.	2,883	138,182
Gates Industrial Corp. PLC(2)	1,724	42,755
Konecranes OYJ	1,356	112,998
Organo Corp.	1,700	104,746
Oshkosh Corp.	3,848	486,888
Parker-Hannifin Corp.	319	233,476
RBC Bearings, Inc.(2)	284	110,005
RENK Group AG	1,157	89,815
Sulzer AG	252	48,488
Timken Co.	4,456	339,057
Toro Co.	3,464	257,202
Weir Group PLC	3,125	109,784
Xylem, Inc.	2,826	408,696
		5,227,717
Media — 0.2%
CyberAgent, Inc.	8,200	82,126
Magnite, Inc.(2)	4,597	105,777
New York Times Co., Class A	1,245	64,603
Omnicom Group, Inc.	4,132	297,711
Publicis Groupe SA	2,201	201,131
Trade Desk, Inc., Class A(2)	6,924	602,111
		1,353,459
Metals and Mining — 0.1%
Acerinox SA	3,367	38,854

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Alamos Gold, Inc., Class A	2,634	$64,006
Capstone Copper Corp.(2)	12,086	67,775
Carpenter Technology Corp.	528	131,678
GMK Norilskiy Nickel PAO(2)(4)	265,800	3
Reliance, Inc.	1,178	341,773
Sandfire Resources Ltd.(2)	6,185	41,610
Torex Gold Resources, Inc.(2)	2,585	72,815
Vale SA	15,100	143,704
		902,218
Multi-Utilities — 0.1%
Hera SpA	9,799	41,929
Northwestern Energy Group, Inc.	10,768	578,242
		620,171
Office REITs — 0.1%
Cousins Properties, Inc.	4,474	121,245
Kilroy Realty Corp.	3,866	142,501
Mindspace Business Parks REIT	20,495	96,566
Orix JREIT, Inc.	116	151,639
SL Green Realty Corp.	1,406	80,494
Vornado Realty Trust	4,046	155,447
		747,892
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Energy, Inc.	1,429	337,073
Coterra Energy, Inc.	15,420	376,094
Diamondback Energy, Inc.	2,103	312,632
Eni SpA	7,378	125,923
Enterprise Products Partners LP	28,918	896,169
Expand Energy Corp.	2,718	284,792
Friedrich Vorwerk Group SE	352	34,212
Gaztransport Et Technigaz SA	623	117,177
Kosmos Energy Ltd.(2)	33,970	73,035
NAC Kazatomprom JSC, GDR	8,179	336,599
Occidental Petroleum Corp.	7,175	315,269
Permian Resources Corp.	14,582	206,481
Repsol SA	32,331	490,195
Shell PLC	10,058	361,415
Targa Resources Corp.	3,381	562,632
TC Energy Corp.	2,573	122,856
Williams Cos., Inc.	5,396	323,490
		5,276,044
Paper and Forest Products — 0.0%
Mondi PLC	14,367	194,216
Passenger Airlines — 0.0%
Southwest Airlines Co.	12,354	382,109
Personal Care Products — 0.2%
elf Beauty, Inc.(2)	340	41,205
Estee Lauder Cos., Inc., Class A	4,657	434,684
Kenvue, Inc.	36,330	778,915
L'Oreal SA	326	144,850
		1,399,654
Pharmaceuticals — 0.5%
ALK-Abello AS(2)	3,004	87,157

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
AstraZeneca PLC, ADR	4,995	$365,084
AstraZeneca PLC	3,159	460,872
Bristol-Myers Squibb Co.	2,615	113,256
Edgewise Therapeutics, Inc.(2)	1,610	22,959
Eli Lilly & Co.	724	535,811
Galderma Group AG	2,681	413,191
GSK PLC	36,702	675,096
Haleon PLC	21,298	99,902
Hikma Pharmaceuticals PLC	4,236	109,489
Merck & Co., Inc.	2,345	183,191
Roche Holding AG	970	302,711
Sanofi SA	854	76,664
Verona Pharma PLC, ADR(2)	540	56,748
Zoetis, Inc.	2,172	316,656
		3,818,787
Professional Services — 0.6%
Adecco Group AG	19,374	610,051
ALS Ltd.	7,898	91,818
Automatic Data Processing, Inc.	971	300,525
BayCurrent, Inc.	1,400	80,388
CACI International, Inc., Class A(2)	354	163,042
Equifax, Inc.	761	182,815
Experian PLC	10,325	544,032
First Advantage Corp.(2)	4,769	82,456
Paylocity Holding Corp.(2)	438	80,977
Randstad NV	10,586	503,147
RELX PLC	10,892	565,960
TechnoPro Holdings, Inc.	2,200	69,674
Teleperformance SE	6,023	587,189
Verisk Analytics, Inc.	1,769	493,038
Verra Mobility Corp.(2)	4,248	107,304
		4,462,416
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	1,488	231,741
Colliers International Group, Inc.	665	100,222
CTP NV	10,997	233,231
FirstService Corp. (Toronto)	416	81,999
Grainger PLC	15,670	42,365
Katitas Co. Ltd.	4,700	78,811
Mitsui Fudosan Co. Ltd.	20,400	182,341
PSP Swiss Property AG	267	45,300
Sumitomo Realty & Development Co. Ltd.	5,100	186,299
TAG Immobilien AG	2,381	38,282
Tokyo Tatemono Co. Ltd.	10,800	180,737
		1,401,328
Residential REITs — 0.3%
American Homes 4 Rent, Class A	6,034	209,320
AvalonBay Communities, Inc.	2,195	408,885
Camden Property Trust	1,191	130,057
Equity Residential	8,400	530,880
Essex Property Trust, Inc.	1,646	428,256
Invitation Homes, Inc.	9,963	305,366

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
UDR, Inc.	5,401	$212,205
		2,224,969
Retail REITs — 0.5%
Agree Realty Corp.(3)	1,915	137,306
Brixmor Property Group, Inc.	9,126	238,462
Charter Hall Retail REIT	31,909	79,308
Frasers Centrepoint Trust	49,600	84,583
Japan Metropolitan Fund Invest	434	315,658
Kite Realty Group Trust	12,244	269,123
Link REIT	47,220	263,098
Macerich Co.	11,625	194,254
Realty Income Corp.	11,378	638,647
Regency Centers Corp.	1,867	133,304
Scentre Group	138,910	332,445
Simon Property Group, Inc.	3,212	526,094
Unibail-Rodamco-Westfield	2,515	243,802
Urban Edge Properties	9,768	192,625
		3,648,709
Semiconductors and Semiconductor Equipment — 1.5%
Analog Devices, Inc.	3,675	825,515
Applied Materials, Inc.	719	129,463
ARM Holdings PLC, ADR(2)	672	95,004
ASML Holding NV	426	295,249
Broadcom, Inc.	5,395	1,584,511
Credo Technology Group Holding Ltd.(2)	1,517	169,221
Ichor Holdings Ltd.(2)	1,907	37,740
Impinj, Inc.(2)	585	90,429
Infineon Technologies AG	6,233	244,852
Lattice Semiconductor Corp.(2)	3,109	154,921
MACOM Technology Solutions Holdings, Inc.(2)	762	104,501
Melexis NV(3)	820	62,717
Monolithic Power Systems, Inc.	712	506,403
Nova Ltd.(2)	171	44,903
NVIDIA Corp.	21,847	3,885,926
NXP Semiconductors NV	931	199,020
Onto Innovation, Inc.(2)	312	29,562
Power Integrations, Inc.	1,411	68,462
Silicon Laboratories, Inc.(2)	1,029	135,591
SiTime Corp.(2)	486	98,585
SUMCO Corp.	27,200	212,726
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	1,347,474
Teradyne, Inc.	4,395	472,155
Tower Semiconductor Ltd.(2)	2,105	96,304
		10,891,234
Software — 1.7%
ACI Worldwide, Inc.(2)	3,124	132,957
Agilysys, Inc.(2)	1,174	133,930
Appier Group, Inc.	6,300	63,883
BlackLine, Inc.(2)	2,431	130,739
Cadence Design Systems, Inc.(2)	2,847	1,037,931
Crowdstrike Holdings, Inc., Class A(2)	456	207,284
CyberArk Software Ltd.(2)	112	46,085

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Datadog, Inc., Class A(2)	5,375	$752,393
Descartes Systems Group, Inc.(2)	417	44,056
Docusign, Inc.(2)	5,291	400,211
Dynatrace, Inc.(2)	3,920	206,231
Elastic NV(2)	741	62,022
Fair Isaac Corp.(2)	407	584,745
Guidewire Software, Inc.(2)	2,455	555,370
HubSpot, Inc.(2)	996	517,571
Kinaxis, Inc.(2)	452	67,082
Klaviyo, Inc., Class A(2)	4,168	129,625
Manhattan Associates, Inc.(2)	2,365	519,496
Microsoft Corp.	7,923	4,226,920
nCino, Inc.(2)	2,138	59,704
Onestream, Inc.(2)	2,525	60,221
Pegasystems, Inc.	1,436	84,308
Q2 Holdings, Inc.(2)	1,746	141,775
Salesforce, Inc.	841	217,256
Samsara, Inc., Class A(2)	8,789	334,246
SAP SE	2,761	789,523
ServiceNow, Inc.(2)	292	275,391
Tenable Holdings, Inc.(2)	1,018	31,874
Workday, Inc., Class A(2)	1,210	277,550
Zscaler, Inc.(2)	2,090	596,820
		12,687,199
Specialized REITs — 0.9%
American Tower Corp.	2,266	472,212
Big Yellow Group PLC	14,653	180,666
CubeSmart	5,965	232,098
Digital Realty Trust, Inc.	4,317	761,692
Equinix, Inc.	1,829	1,436,076
Extra Space Storage, Inc.	3,383	454,540
Iron Mountain, Inc.	5,944	578,708
Keppel DC REIT	110,400	200,908
Millrose Properties, Inc.	5,227	156,758
Public Storage	2,165	588,750
SBA Communications Corp.	1,557	349,889
Smartstop Self Storage REIT, Inc.	2,906	98,455
VICI Properties, Inc.	39,752	1,295,915
		6,806,667
Specialty Retail — 0.6%
Aritzia, Inc.(2)	2,610	140,088
Auto1 Group SE(2)	4,796	143,774
Boot Barn Holdings, Inc.(2)	931	160,039
Burlington Stores, Inc.(2)	2,466	673,119
Carvana Co.(2)	1,832	714,792
Five Below, Inc.(2)	368	50,239
Home Depot, Inc.	1,817	667,766
JB Hi-Fi Ltd.	1,185	84,398
National Vision Holdings, Inc.(2)	4,939	119,820
Nextage Co. Ltd.	3,300	40,962
O'Reilly Automotive, Inc.(2)	774	76,100
Sanrio Co. Ltd.	1,700	69,755

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
TJX Cos., Inc.	4,022	$500,860
Tractor Supply Co.	5,773	328,772
Urban Outfitters, Inc.(2)	705	53,072
Zalando SE(2)	12,498	364,417
		4,187,973
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	9,222	1,914,210
HP, Inc.	17,385	431,148
Samsung Electronics Co. Ltd.	20,219	1,030,440
Super Micro Computer, Inc.(2)(3)	2,644	155,917
		3,531,715
Textiles, Apparel and Luxury Goods — 0.1%
Asics Corp.	4,500	105,792
Cie Financiere Richemont SA, Class A	612	99,925
Deckers Outdoor Corp.(2)	1,023	108,612
On Holding AG, Class A(2)	12,917	627,379
Pandora AS	1,125	185,732
		1,127,440
Tobacco — 0.1%
British American Tobacco PLC	8,477	454,175
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	324	87,966
Ashtead Group PLC	3,702	247,335
Bunzl PLC	18,497	548,944
Core & Main, Inc., Class A(2)	5,222	332,328
Diploma PLC	1,434	101,513
Fastenal Co.	5,267	242,967
Ferguson Enterprises, Inc.	957	213,727
Herc Holdings, Inc.	1,097	128,141
MonotaRO Co. Ltd.	23,800	423,805
MSC Industrial Direct Co., Inc., Class A	6,050	524,051
Rexel SA	9,373	283,294
SGH Ltd.	2,490	81,441
SiteOne Landscape Supply, Inc.(2)	1,157	159,469
Sojitz Corp.	4,200	99,959
Sumitomo Corp.	16,100	411,512
United Rentals, Inc.	338	298,434
WESCO International, Inc.	1,992	412,264
		4,597,150
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	223	62,850
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,009,800	134,759
TOTAL COMMON STOCKS (Cost $150,548,144)		203,322,398
U.S. TREASURY SECURITIES — 8.7%
U.S. Treasury Bonds, 5.00%, 5/15/45	$2,200,000	2,232,656
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	398,515	404,724
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,699,413	1,767,229
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	181,107	201,232
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	892,380	877,863
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	1,203,711	1,172,478

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	$1,356,264	$1,001,651
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	3,655,224	3,049,764
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	2,948,702	2,135,586
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	732,441	525,317
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	1,234,730	661,706
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	1,414,058	1,270,902
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26(5)	3,677,370	3,642,636
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	5,083,626	4,978,884
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	2,410,994	2,366,202
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	2,418,928	2,383,185
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	9,705,580	9,832,909
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	3,171,697	2,876,462
U.S. Treasury Notes, 2.375%, 4/30/26	1,000,000	986,267
U.S. Treasury Notes, 3.875%, 5/31/27	9,250,000	9,234,463
U.S. Treasury Notes, 3.875%, 6/15/28	6,585,000	6,584,743
U.S. Treasury Notes, 4.375%, 11/30/30	1,390,000	1,415,601
U.S. Treasury Notes, 1.875%, 2/15/32(5)	5,800,000	5,061,293
TOTAL U.S. TREASURY SECURITIES (Cost $67,976,707)		64,663,753
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.1%
FHLMC, 6.00%, 2/1/38	14,236	14,910
FHLMC, 4.50%, 10/1/52	4,753,230	4,519,778
FHLMC, 5.50%, 12/1/52	2,151,331	2,153,003
FHLMC, 5.00%, 6/1/53	2,394,890	2,341,909
FNMA, 3.50%, 9/1/52	5,070,045	4,539,132
FNMA, 4.50%, 10/1/52	4,734,822	4,503,692
FNMA, 5.50%, 3/1/54	2,256,183	2,249,577
FNMA, 4.00%, 1/1/55	2,485,097	2,296,994
GNMA, 4.00%, TBA	2,589,000	2,384,697
GNMA, 5.50%, TBA	2,499,000	2,493,036
GNMA, 7.00%, 12/15/27	2,894	2,910
GNMA, 7.50%, 12/15/27	287	289
GNMA, 6.00%, 5/15/28	2,060	2,084
GNMA, 6.50%, 5/15/28	1,817	1,838
GNMA, 7.00%, 5/15/31	4,198	4,332
GNMA, 6.50%, 10/15/38	217,525	229,738
GNMA, 4.50%, 6/15/41	99,496	96,556
UMBS, 5.00%, TBA	6,518,000	6,344,830
UMBS, 5.50%, TBA	3,427,000	3,409,392
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $37,616,649)		37,588,697
CORPORATE BONDS — 2.6%
Aerospace and Defense — 0.1%
Boeing Co., 2.20%, 2/4/26	470,000	463,815
RTX Corp., 5.75%, 11/8/26	460,000	466,890
		930,705
Automobiles — 0.2%
American Honda Finance Corp., 4.95%, 1/9/26	350,000	350,506
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	670,000	595,587
Hyundai Capital America, 5.95%, 9/21/26(6)	340,000	344,753
		1,290,846
Banks — 0.8%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)	255,000	254,766

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
Bank of America Corp., VRN, 5.93%, 9/15/27		$230,000	$233,501
Citigroup, Inc., VRN, 5.61%, 3/4/56		155,000	151,346
Commerzbank AG, 4.00%, 3/23/26	EUR	250,000	288,002
Cooperatieve Rabobank UA, 4.375%, 8/4/25		$1,425,000	1,424,960
European Union, 0.00%, 7/4/31(7)	EUR	1,650,000	1,617,821
HSBC Bank PLC, VRN, 5.375%, 11/4/30	GBP	50,000	66,012
ING Groep NV, 2.125%, 1/10/26	EUR	400,000	456,667
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28		$230,000	230,305
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		230,000	230,998
U.S. Bank NA, VRN, 4.51%, 10/22/27		250,000	249,952
Wells Fargo & Co., VRN, 4.90%, 1/24/28		230,000	231,253
Wells Fargo & Co., VRN, 6.30%, 10/23/29		220,000	231,554
Wells Fargo & Co., VRN, 5.61%, 4/23/36		60,000	61,820
			5,728,957
Beverages — 0.0%
PepsiCo, Inc., 4.40%, 2/7/27		350,000	351,419
Biotechnology — 0.1%
AbbVie, Inc., 4.80%, 3/15/27		340,000	342,330
Amgen, Inc., 5.25%, 3/2/30		340,000	349,402
			691,732
Capital Markets — 0.1%
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28		230,000	231,445
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30		230,000	229,886
Morgan Stanley, VRN, 5.16%, 4/20/29		230,000	233,743
UBS Group AG, VRN, 6.33%, 12/22/27(6)		225,000	230,342
			925,416
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)		82,000	81,567
Consumer Finance — 0.0%
American Express Co., VRN, 4.73%, 4/25/29		230,000	232,057
Consumer Staples Distribution & Retail — 0.0%
Walmart, Inc., 4.10%, 4/28/27		230,000	230,269
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30		450,000	461,308
Diversified Consumer Services — 0.0%
Duke University, 3.30%, 10/1/46		220,000	157,885
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	135,851
Sprint Capital Corp., 6.875%, 11/15/28		$352,000	376,422
			512,273
Electric Utilities — 0.1%
Duke Energy Carolinas LLC, 3.20%, 8/15/49		270,000	182,310
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	48,243
MidAmerican Energy Co., 5.85%, 9/15/54		95,000	97,145
Northern States Power Co., 5.10%, 5/15/53		110,000	102,170
			429,868
Food Products — 0.1%
Mars, Inc., 4.60%, 3/1/28(6)		460,000	462,659
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		510,000	486,714
Kaiser Foundation Hospitals, 3.00%, 6/1/51		180,000	115,850
			602,564

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		$200,000	$189,150
Hyatt Hotels Corp., 5.75%, 1/30/27		450,000	457,553
Marriott International, Inc., 5.45%, 9/15/26		340,000	343,187
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		150,000	149,821
			1,139,711
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		477,000	466,568
Meritage Homes Corp., 5.125%, 6/6/27		160,000	160,903
			627,471
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.65%, 7/30/27		460,000	463,066
Insurance — 0.0%
AXA SA, VRN, 3.375%, 7/6/47	EUR	200,000	230,891
Life Sciences Tools and Services — 0.0%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26		$340,000	342,883
Machinery — 0.1%
Caterpillar Financial Services Corp., 4.40%, 3/3/28		460,000	462,164
Metals and Mining — 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	182,317
Rio Tinto Finance USA PLC, 4.50%, 3/14/28		460,000	462,324
			644,641
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		310,000	279,529
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		108,000	110,732
BP Capital Markets America, Inc., 3.06%, 6/17/41		180,000	132,767
Petroleos Mexicanos, 5.95%, 1/28/31		630,000	585,158
			828,657
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		212,400	212,339
Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26		350,000	350,230
Software — 0.0%
Oracle Corp., 3.60%, 4/1/40		130,000	102,660
Specialty Retail — 0.1%
Home Depot, Inc., 5.15%, 6/25/26		340,000	342,445
Lowe's Cos., Inc., 3.10%, 5/3/27		235,000	229,787
			572,232
Technology Hardware, Storage and Peripherals — 0.0%
Apple, Inc., 4.00%, 5/12/28		230,000	230,069
TOTAL CORPORATE BONDS (Cost $19,935,981)			19,576,068
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%
Australia — 0.1%
Australia Government Bonds, 3.00%, 3/21/47	AUD	1,270,000	612,565
Austria — 0.2%
Republic of Austria Government Bonds, 3.45%, 10/20/30(6)	EUR	1,300,000	1,550,493
Belgium — 0.2%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	1,100,000	1,227,569
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	74,000	90,279
			1,317,848

Schedule of Investments - Strategic Allocation: Moderate Fund

		Shares/Principal Amount	Value
Brazil — 0.1%
Brazil Government International Bonds, 6.625%, 3/15/35		$433,000	$435,690
Canada — 0.1%
Province of Quebec, 5.75%, 12/1/36	CAD	445,000	366,120
Province of Quebec, 5.00%, 12/1/41	CAD	30,000	22,875
Province of Quebec, 3.50%, 12/1/48	CAD	110,000	66,371
			455,366
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$160,000	150,284
China — 0.5%
China Government Bonds, 2.68%, 5/21/30	CNY	24,800,000	3,620,751
Colombia — 0.2%
Colombia Government International Bonds, 3.25%, 4/22/32		$1,500,000	1,222,125
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	16,500,000,000	1,031,107
Japan — 0.2%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	78,000,000	363,631
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	164,500,000	722,749
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	51,300,000	262,618
			1,348,998
Luxembourg — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)(8)		$865,000	869,974
Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	4,000,000	967,755
New Zealand — 0.4%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	5,235,000	3,079,841
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	3,500,000	754,847
Saudi Arabia — 0.2%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	1,250,000	1,433,945
South Africa — 0.0%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	7,000,000	341,631
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $19,495,526)			19,193,220
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		$2,292	2,278
Angel Oak Mortgage Trust, Series 2025-6, Class A3, 5.92%, 4/25/70(6)		442,144	442,246
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)		452,678	453,881
COLT Funding LLC, Series 2025-1, Class A3, 6.08%, 1/25/70(6)		838,451	840,124
COLT Mortgage Loan Trust, Series 2021-3, Class M1, VRN, 2.30%, 9/27/66(6)		1,800,000	1,200,147
COLT Mortgage Loan Trust, Series 2022-9, Class A1, 6.79%, 12/25/67(6)		363,359	363,759
COLT Mortgage Loan Trust, Series 2025-6, Class A3, 5.89%, 8/25/70(6)		875,000	874,925
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)		286,114	286,437
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(6)		413,754	414,977
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)		618,089	616,403
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(6)		628,770	633,522
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)		689,555	693,071
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)		585,429	590,060
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)		524,493	528,018
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)		462,523	465,291
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)		947,531	950,122

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	$389,508	$390,152
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)	1,099,384	1,100,458
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)	794,963	792,001
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)	853,378	848,615
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	1,059,729	1,058,498
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	1,098,324	1,105,728
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 6.00%, 11/25/53(6)	497,056	497,169
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)	677,793	681,723
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	798,090	800,261
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	23,274	20,728
Verus Securitization Trust, Series 2025-6, Class A2, 5.67%, 7/25/70(6)	1,150,000	1,150,247
		17,800,841
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)	292,371	292,401
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,696,185)		18,093,242
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.33%, (3-month SOFR plus 2.01%), 4/15/30(6)	350,000	351,460
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR4, VRN, 6.43%, (3-month SOFR plus 2.10%), 4/22/32(6)	1,450,000	1,455,162
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.33%, (3-month SOFR plus 2.01%), 4/17/30(6)	3,000,000	3,010,875
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.69%, (3-month SOFR plus 2.36%), 7/18/30(6)	200,000	200,829
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.68%, (3-month SOFR plus 2.36%), 1/25/32(6)	450,000	451,673
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,450,831)		5,469,999
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)	762,000	749,086
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.61%, (1-month SOFR plus 1.26%), 11/15/38(6)	706,000	704,553
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)	706,000	715,191
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)	705,000	739,785
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.78%, (1-month SOFR plus 1.44%), 2/15/42(6)	794,000	791,275
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)	564,000	565,789
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,264,595)		4,265,679
ASSET-BACKED SECURITIES — 0.3%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	279,847	261,855
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	600,000	597,035
Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, SEQ, 2.73%, 8/21/45(6)	232,563	221,934
Trinity Rail Leasing LLC, Series 2018-1A, Class A2, SEQ, 4.62%, 6/17/48(6)	694,000	681,911
Trinity Rail Leasing LLC, Series 2020-1A, Class A, SEQ, 1.96%, 10/17/50(6)	171,232	160,745
Triton Container Finance VIII LLC, Series 2020-1A, Class A, SEQ, 2.11%, 9/20/45(6)	247,450	229,859
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	399,000	370,933
TOTAL ASSET-BACKED SECURITIES (Cost $2,542,882)		2,524,272
PREFERRED SECURITIES — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	500,000	556,552
Electric Utilities — 0.0%
Enel SpA, 2.25%	200,000	226,150
Insurance — 0.0%
AXA SA, 6.69%	50,000	66,949

Schedule of Investments - Strategic Allocation: Moderate Fund

	Shares/Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.1%
Eni SpA, 3.375%	500,000	$562,817
TOTAL PREFERRED SECURITIES (Cost $1,660,419)		1,412,468
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF	1,089	691,406
iShares MSCI EAFE Small-Cap ETF	55	3,983
iShares Russell Mid-Cap Value ETF(3)	3,885	522,804
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,140,390)		1,218,193
MUNICIPAL SECURITIES — 0.1%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	$140,000	160,169
New York City GO, 6.27%, 12/1/37	40,000	42,692
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	175,000	110,051
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(9)	100,000	101,166
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	45,000	45,626
TOTAL MUNICIPAL SECURITIES (Cost $512,918)		459,704
SHORT-TERM INVESTMENTS — 6.8%
Certificates of Deposit — 0.5%
Bank of Montreal, VRN, 4.62%, (SOFR plus 0.30%), 3/20/26(6)	1,500,000	1,500,371
Nordea Bank Abp, 5.53%, 11/3/25(6)	500,000	501,212
Toronto-Dominion Bank, 4.39%, 1/23/26(6)	1,750,000	1,750,000
		3,751,583
Commercial Paper(10) — 2.4%
Alinghi Funding Co. LLC, VRN, 4.61%, 1/7/26 (LOC: UBS AG)(6)	500,000	500,149
Aquitaine Funding Co. LLC, VRN, 4.69%, 2/13/26(6)	2,750,000	2,751,305
Bank of Montreal, VRN, 4.65%, (SOFR plus 0.26%), 11/26/25(6)	4,125,000	4,125,518
Endeavour Funding Co. LLC, VRN, 4.58%, 11/12/25 (LOC: HSBC Bank PLC)(6)	3,500,000	3,500,579
Endeavour Funding Co. LLC, VRN, 4.62%, 1/6/26 (LOC: HSBC Bank PLC)(6)	2,250,000	2,250,673
HQLA Funding LLC, VRN, 4.59%, (SOFR plus 0.20%), 8/6/25 (LOC: Credit Agricole Corporate & Investment Bank)(6)	2,000,000	2,000,000
Overwatch Bravo Funding LLC, 4.46%, 8/1/25(6)	2,876,000	2,875,652
		18,003,876
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,124,425	13,124,425
State Street Navigator Securities Lending Government Money Market Portfolio(11)	10,975,407	10,975,407
		24,099,832
Treasury Bills(10) — 0.6%
U.S. Treasury Bills, 4.42%, 8/21/25	$1,500,000	1,496,424
U.S. Treasury Bills, 4.52%, 8/26/25	2,000,000	1,994,038
U.S. Treasury Bills, 4.27%, 1/29/26	1,000,000	979,260
		4,469,722
TOTAL SHORT-TERM INVESTMENTS (Cost $50,321,643)		50,325,013
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $611,034,240)		765,987,066
OTHER ASSETS AND LIABILITIES — (3.5)%		(26,179,207)
TOTAL NET ASSETS — 100.0%		$739,807,859

Schedule of Investments - Strategic Allocation: Moderate Fund
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	392,417	USD	255,254	JPMorgan Chase Bank NA	9/17/25	$(2,865)
USD	888,788	AUD	1,359,238	Citibank NA	9/17/25	14,573
BRL	2,991,070	USD	525,507	Goldman Sachs & Co. LLC	9/17/25	2,720
USD	528,856	BRL	2,991,070	Citibank NA	9/17/25	629
CAD	809,000	USD	594,614	Morgan Stanley & Co. LLC	9/17/25	(9,410)
CAD	20,233	USD	14,807	Citibank NA	9/26/25	(164)
CAD	6,177	USD	4,548	Citibank NA	9/26/25	(78)
CAD	18,131	USD	13,292	Citibank NA	9/26/25	(170)
CAD	5,893	USD	4,322	Citibank NA	9/26/25	(58)
USD	1,084,740	CAD	1,470,350	Citibank NA	9/17/25	21,138
USD	202,686	CAD	278,118	Citibank NA	9/26/25	1,416
USD	3,948	CAD	5,340	Citibank NA	9/26/25	84
USD	6,768	CAD	9,171	Citibank NA	9/26/25	131
USD	4,102	CAD	5,597	Citibank NA	9/26/25	51
USD	4,331	CAD	5,907	Citibank NA	9/26/25	56
USD	4,473	CAD	6,112	Citibank NA	9/26/25	49
CLP	120,716,553	USD	128,554	Morgan Stanley & Co. LLC	9/17/25	(4,432)
USD	123,472	CLP	120,716,553	Goldman Sachs & Co. LLC	9/17/25	(650)
CNY	20,744,097	USD	2,897,625	Morgan Stanley & Co. LLC	8/5/25	(11,914)
USD	2,904,115	CNY	20,744,097	JPMorgan Chase Bank NA	8/5/25	18,405
USD	3,611,074	CNY	25,840,845	Morgan Stanley & Co. LLC	9/4/25	757
COP	1,052,174,358	USD	249,043	Citibank NA	9/17/25	1,223
USD	250,876	COP	1,052,174,358	Bank of America NA	9/17/25	610
CZK	7,820,334	USD	361,299	Goldman Sachs & Co. LLC	9/17/25	2,220
USD	363,951	CZK	7,820,333	UBS AG	9/17/25	433
EUR	65,862	USD	75,530	JPMorgan Chase Bank NA	9/17/25	(149)
EUR	6,784	USD	8,046	Goldman Sachs & Co. LLC	9/26/25	(277)
EUR	11,603	USD	13,517	Goldman Sachs & Co. LLC	9/26/25	(229)
EUR	53,080	USD	62,217	JPMorgan Chase Bank NA	9/26/25	(1,430)
EUR	43,478	USD	51,090	Morgan Stanley & Co. LLC	9/26/25	(1,298)
EUR	2,413	USD	2,834	Morgan Stanley & Co. LLC	9/26/25	(71)
EUR	4,494	USD	5,309	Morgan Stanley & Co. LLC	9/26/25	(162)
EUR	57,229	USD	65,643	Morgan Stanley & Co. LLC	9/26/25	(104)
USD	68,546	EUR	57,927	Citibank NA	9/17/25	2,247
USD	8,656,699	EUR	7,419,114	Morgan Stanley & Co. LLC	9/17/25	165,318
USD	497,072	EUR	428,470	Goldman Sachs & Co. LLC	9/26/25	6,385
USD	55,386	EUR	47,742	Goldman Sachs & Co. LLC	9/26/25	711
USD	55,406	EUR	47,742	JPMorgan Chase Bank NA	9/26/25	732
USD	497,256	EUR	428,470	JPMorgan Chase Bank NA	9/26/25	6,569
USD	55,338	EUR	47,742	Morgan Stanley & Co. LLC	9/26/25	664
USD	496,645	EUR	428,470	Morgan Stanley & Co. LLC	9/26/25	5,958
USD	13,103	EUR	11,199	Morgan Stanley & Co. LLC	9/26/25	278
USD	66,715	EUR	56,794	Morgan Stanley & Co. LLC	9/26/25	1,674
USD	3,750	EUR	3,208	Morgan Stanley & Co. LLC	9/26/25	77
USD	4,121	EUR	3,526	Morgan Stanley & Co. LLC	9/26/25	83
USD	55,088	EUR	46,668	Morgan Stanley & Co. LLC	9/26/25	1,644
USD	60,067	EUR	50,846	Morgan Stanley & Co. LLC	9/26/25	1,838
USD	4,338	EUR	3,742	Morgan Stanley & Co. LLC	9/26/25	52
USD	55,381	EUR	47,742	UBS AG	9/26/25	707
USD	497,034	EUR	428,470	UBS AG	9/26/25	6,347
GBP	787,360	USD	1,053,412	Morgan Stanley & Co. LLC	9/17/25	(13,140)

Schedule of Investments - Strategic Allocation: Moderate Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	23,306	USD	30,853	Goldman Sachs & Co. LLC	9/26/25	$(58)
USD	1,167,525	GBP	857,156	Morgan Stanley & Co. LLC	9/17/25	35,037
USD	46,560	GBP	33,937	Morgan Stanley & Co. LLC	9/17/25	1,722
USD	321,922	GBP	240,371	Bank of America NA	9/26/25	4,312
USD	31,241	GBP	22,786	Bank of America NA	9/26/25	1,133
USD	31,553	GBP	23,149	Bank of America NA	9/26/25	965
USD	34,077	GBP	25,383	Bank of America NA	9/26/25	538
USD	321,974	GBP	240,371	Citibank NA	9/26/25	4,364
USD	322,043	GBP	240,371	Goldman Sachs & Co. LLC	9/26/25	4,433
HUF	56,102,980	USD	159,141	Goldman Sachs & Co. LLC	9/17/25	572
USD	159,958	HUF	56,102,980	Goldman Sachs & Co. LLC	9/17/25	244
USD	728,690	IDR	12,043,862,540	Citibank NA	9/17/25	(273)
USD	330,619	IDR	5,395,694,076	Goldman Sachs & Co. LLC	9/17/25	4,040
INR	60,978,411	USD	709,583	Bank of America NA	9/17/25	(14,426)
USD	694,498	INR	60,978,411	Citibank NA	9/17/25	(659)
USD	976,896	JPY	138,575,704	Morgan Stanley & Co. LLC	9/17/25	53,449
USD	75,861	JPY	10,801,197	Morgan Stanley & Co. LLC	9/17/25	3,883
USD	439,406	JPY	65,125,000	Morgan Stanley & Co. LLC	9/17/25	5,423
USD	122,741	JPY	18,335,052	Morgan Stanley & Co. LLC	9/17/25	559
MXN	26,350,760	USD	1,391,416	JPMorgan Chase Bank NA	9/17/25	(1,189)
USD	623,498	MXN	12,003,698	Bank of America NA	9/17/25	(9,799)
USD	758,402	MXN	14,347,061	Goldman Sachs & Co. LLC	9/17/25	1,472
MYR	2,050,661	USD	487,266	Goldman Sachs & Co. LLC	9/17/25	(6,226)
MYR	1,013,029	USD	238,640	Morgan Stanley & Co. LLC	9/17/25	(1,006)
USD	969,297	MYR	4,076,862	Morgan Stanley & Co. LLC	9/17/25	12,953
USD	727,092	MYR	3,104,685	Morgan Stanley & Co. LLC	9/17/25	(1,199)
NOK	1,842,488	USD	178,569	Citibank NA	9/17/25	(307)
USD	182,632	NOK	1,818,227	Citibank NA	9/17/25	6,716
USD	2,289,743	NZD	3,784,812	Citibank NA	9/17/25	56,620
USD	875,223	NZD	1,439,085	Morgan Stanley & Co. LLC	9/17/25	26,130
PEN	466,696	USD	128,294	Bank of America NA	9/17/25	1,444
USD	130,574	PEN	466,696	Morgan Stanley & Co. LLC	9/17/25	836
PLN	1,973,217	USD	528,457	Bank of America NA	9/17/25	(2,305)
USD	517,847	PLN	1,938,887	Morgan Stanley & Co. LLC	9/17/25	849
USD	785,284	PLN	2,851,450	UBS AG	9/17/25	24,955
RON	1,026,838	USD	231,388	JPMorgan Chase Bank NA	9/17/25	(1,082)
USD	230,651	RON	1,026,838	Citibank NA	9/17/25	346
THB	8,423,258	USD	259,740	Morgan Stanley & Co. LLC	9/17/25	(1,096)
THB	12,016,507	USD	369,440	UBS AG	9/17/25	(461)
USD	625,934	THB	20,439,765	Morgan Stanley & Co. LLC	9/17/25	(1,688)
TRY	3,410,482	USD	78,957	Citibank NA	9/17/25	1,863
USD	80,559	TRY	3,410,482	Goldman Sachs & Co. LLC	9/17/25	(261)
USD	359,560	ZAR	6,388,695	Goldman Sachs & Co. LLC	9/17/25	9,907
USD	528,941	ZAR	9,627,277	Goldman Sachs & Co. LLC	9/17/25	2,042
ZAR	9,555,698	USD	536,142	Bank of America NA	9/17/25	(13,160)
						$430,790

Schedule of Investments - Strategic Allocation: Moderate Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	15	September 2025	$1,304,706	$8,097
Euro-Bund 10-Year Bonds	18	September 2025	2,664,245	(12,814)
Euro-OAT 10-Year Bonds	13	September 2025	1,829,080	(22,720)
Japanese 10-Year Government Bonds	4	September 2025	3,661,273	(30,729)
U.K. Gilt 10-Year Bonds	47	September 2025	5,720,421	56,800
U.S. Treasury 5-Year Notes	79	September 2025	8,545,578	9,674
			$23,725,303	$8,308
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	48	September 2025	$9,935,250	$3,657
U.S. Treasury 10-Year Notes	7	September 2025	777,438	(1,553)
			$10,712,688	$2,104
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR 1,800,000	$197,999	$15,446	$213,445
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR 4,300,000	77,274	31,933	109,207
					$275,273	$47,379	$322,652
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation

Schedule of Investments - Strategic Allocation: Moderate Fund

HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,037,568. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,037,119.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $59,801,476, which represented 8.1% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)Escrowed to maturity in U.S. government securities or state and local government securities.
(10)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(11)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,379,748, which includes securities collateral of $1,404,341.

Schedule of Investments - Strategic Allocation: Moderate Fund
AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended July 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$25,464	$3,202	—	$(92)	$28,574	610	—	$1,366
American Century Focused Dynamic Growth ETF(3)	26,011	—	$3,896	3,419	25,534	224	$3,923	—
American Century Focused Large Cap Value ETF	25,222	360	1,884	1,036	24,734	347	729	504
American Century Multisector Income ETF	35,622	—	—	8	35,630	813	—	2,173
American Century Quality Diversified International ETF	28,491	684	1,363	4,120	31,932	556	200	860
American Century Short Duration Strategic Income ETF	4,619	—	—	—	4,619	90	—	248
American Century U.S. Quality Growth ETF(4)	39,556	156	7,353	3,144	35,503	325	6,659	102
American Century U.S. Quality Value ETF(4)	39,615	700	5,253	565	35,627	580	1,252	694
Avantis Emerging Markets Equity ETF(4)	30,406	12,176	14,249	1,859	30,192	436	2,033	980
Avantis International Equity ETF(4)	16,820	19,240	14,322	1,455	23,193	316	700	739
Avantis International Small Cap Value ETF(4)	8,258	275	1,136	1,025	8,422	105	370	347
Avantis U.S. Equity ETF	44,845	3,800	6,934	1,791	43,502	422	2,829	612
Avantis U.S. Small Cap Value ETF	12,538	124	991	(1,259)	10,412	113	495	184
American Century Emerging Markets Bond ETF	9,035	—	11,533	2,498	—	—	(2,399)	106
	$346,502	$40,717	$68,914	$19,569	$337,874	4,937	$16,791	$8,915
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Moderate Fund
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$337,874,360	—	—
Common Stocks	151,466,071	$51,856,327	—
U.S. Treasury Securities	—	64,663,753	—
U.S. Government Agency Mortgage-Backed Securities	—	37,588,697	—
Corporate Bonds	—	19,576,068	—
Sovereign Governments and Agencies	—	19,193,220	—
Collateralized Mortgage Obligations	—	18,093,242	—
Collateralized Loan Obligations	—	5,469,999	—
Commercial Mortgage-Backed Securities	—	4,265,679	—
Asset-Backed Securities	—	2,524,272	—
Preferred Securities	—	1,412,468	—
Exchange-Traded Funds	1,218,193	—	—
Municipal Securities	—	459,704	—
Short-Term Investments	24,099,832	26,225,181	—
	$514,658,456	$251,328,610	—
Other Financial Instruments
Futures Contracts	$13,331	$64,897	—
Swap Agreements	—	322,652	—
Forward Foreign Currency Exchange Contracts	—	532,586	—
	$13,331	$920,135	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,553	$66,263	—
Forward Foreign Currency Exchange Contracts	—	101,796	—
	$1,553	$168,059	—
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$30,336	$30,336
Unrealized appreciation on forward foreign currency exchange contracts	—	$532,586	—	532,586
				$562,922
Liability Derivatives:
Payable for variation margin on swap agreements*	$3,926	—	—	$3,926
Unrealized depreciation on forward foreign currency exchange contracts	—	$101,796	—	101,796
				$105,722
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Moderate Fund

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2025.

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(487,572)	—	$(487,572)
Futures contract transactions	—	—	$1,369	1,369
Swap agreement transactions	$(26,783)	—	—	(26,783)
				$(512,986)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$565,708	—	$565,708
Futures contracts	—	—	$(780,585)	(780,585)
Swap agreements	$286,717	—	—	286,717
				$71,840

See Notes to Financial Statements.

Schedule of Investments - Strategic Allocation: Aggressive Fund
JULY 31, 2025

	Shares/Principal Amount	Value
AFFILIATED FUNDS(1) — 52.7%
American Century Diversified Corporate Bond ETF	288,278	$13,508,707
American Century Focused Dynamic Growth ETF(2)	355,990	40,653,773
American Century Focused Large Cap Value ETF	572,401	40,791,814
American Century Multisector Income ETF	556,847	24,417,741
American Century Quality Diversified International ETF	615,533	35,374,681
American Century Short Duration Strategic Income ETF	70,956	3,646,429
American Century U.S. Quality Growth ETF	350,004	38,276,437
American Century U.S. Quality Value ETF(3)	610,680	37,486,592
Avantis Emerging Markets Equity ETF(3)	567,117	39,227,483
Avantis International Equity ETF	359,119	26,334,196
Avantis International Small Cap Value ETF(3)	125,989	10,081,640
Avantis U.S. Equity ETF	421,448	43,451,289
Avantis U.S. Small Cap Value ETF	136,266	12,592,341
TOTAL AFFILIATED FUNDS (Cost $238,158,787)		365,843,123
COMMON STOCKS — 32.2%
Aerospace and Defense — 0.8%
AAR Corp.(2)	1,752	130,889
Airbus SE	2,246	451,570
ATI, Inc.(2)	1,756	135,107
Axon Enterprise, Inc.(2)	1,051	794,020
Babcock International Group PLC	7,330	100,497
Chemring Group PLC	6,232	45,133
Curtiss-Wright Corp.	929	455,414
Exosens SAS	1,398	65,306
HEICO Corp.	1,550	506,540
Hexcel Corp.	8,186	490,423
Howmet Aerospace, Inc.	6,933	1,246,345
L3Harris Technologies, Inc.	2,456	674,958
Rheinmetall AG	162	320,678
		5,416,880
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,064	75,968
Deutsche Post AG	7,548	338,194
FedEx Corp.	610	136,329
		550,491
Automobile Components — 0.3%
BorgWarner, Inc.	8,316	306,029
Cie Generale des Etablissements Michelin SCA	6,794	241,706
Continental AG	5,506	470,271
Gentex Corp.	8,973	237,067
Hyundai Mobis Co. Ltd.	2,017	425,626
Linamar Corp.	4,273	206,619
		1,887,318
Automobiles — 0.3%
Bayerische Motoren Werke AG	5,376	511,534
Ferrari NV	1,047	459,117
Kia Corp.	2,796	204,585
Mercedes-Benz Group AG	6,816	385,924
Tesla, Inc.(2)	1,910	588,796
		2,149,956

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Banks — 1.7%
Bancorp, Inc.(2)	2,236	$141,226
Bank Central Asia Tbk. PT	785,700	393,789
Bank of America Corp.	12,753	602,834
Bankinter SA	4,823	68,845
Barclays PLC	185,722	907,813
BAWAG Group AG(2)	1,263	159,400
BNP Paribas SA	2,356	214,816
BPER Banca SpA	15,718	154,673
Coastal Financial Corp.(2)	791	76,094
Commerce Bancshares, Inc.	12,655	774,486
Commerzbank AG	11,577	422,165
First Hawaiian, Inc.	8,118	196,862
Hana Financial Group, Inc.	2,870	175,469
HDFC Bank Ltd.	12,033	276,137
ING Groep NV, Series N	11,242	262,000
JPMorgan Chase & Co.	2,360	699,126
Mebuki Financial Group, Inc.	26,200	142,058
NU Holdings Ltd., Class A(2)	15,973	195,190
PNC Financial Services Group, Inc.	2,699	513,539
Prosperity Bancshares, Inc.	7,673	511,175
Rakuten Bank Ltd.(2)	8,700	405,261
Regions Financial Corp.	20,360	515,719
Societe Generale SA	21,925	1,399,440
Suruga Bank Ltd.(3)	12,700	116,938
Triumph Financial, Inc.(2)	1,350	76,572
Truist Financial Corp.	18,355	802,297
U.S. Bancorp	21,430	963,493
Westamerica Bancorporation	5,126	245,535
Woori Financial Group, Inc.	10,504	186,374
		11,599,326
Beverages — 0.2%
Celsius Holdings, Inc.(2)	2,318	105,098
Heineken NV	4,169	327,232
Lifedrink Co., Inc.	5,000	74,680
PepsiCo, Inc.	2,336	322,181
Pernod Ricard SA(3)	4,121	423,510
		1,252,701
Biotechnology — 0.7%
AbbVie, Inc.	2,025	382,766
ADMA Biologics, Inc.(2)	7,607	142,251
Alkermes PLC(2)	2,449	64,874
Alnylam Pharmaceuticals, Inc.(2)	2,053	805,269
Arcellx, Inc.(2)	852	60,824
Arcutis Biotherapeutics, Inc.(2)	3,960	57,737
Argenx SE, ADR(2)	608	407,561
Biohaven Ltd.(2)	1,553	23,450
Bridgebio Pharma, Inc.(2)	2,441	115,386
Celldex Therapeutics, Inc.(2)	1,656	36,399
Centessa Pharmaceuticals PLC, ADR(2)(3)	2,689	46,170
Crinetics Pharmaceuticals, Inc.(2)	1,561	44,629
CSL Ltd.	2,654	459,100

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Cytokinetics, Inc.(2)	1,023	$38,506
Gilead Sciences, Inc.	2,007	225,366
Grifols SA, Preference Shares	15,212	162,937
Insmed, Inc.(2)	435	46,667
Madrigal Pharmaceuticals, Inc.(2)	389	117,676
Metsera, Inc.(2)(3)	715	23,588
Mineralys Therapeutics, Inc.(2)	2,077	29,390
Natera, Inc.(2)	4,697	627,801
Newamsterdam Pharma Co. NV(2)(3)	911	19,869
Nuvalent, Inc., Class A(2)	851	66,676
Protagonist Therapeutics, Inc.(2)	1,083	58,330
Revolution Medicines, Inc.(2)	997	37,158
Scholar Rock Holding Corp.(2)	1,625	60,206
Telix Pharmaceuticals Ltd.(2)	4,205	56,335
Twist Bioscience Corp.(2)	2,003	67,241
Vaxcyte, Inc.(2)	757	25,700
Vera Therapeutics, Inc.(2)	1,660	34,511
Vertex Pharmaceuticals, Inc.(2)	566	258,588
Viking Therapeutics, Inc.(2)(3)	717	23,353
Xenon Pharmaceuticals, Inc.(2)	1,560	47,642
		4,673,956
Broadline Retail — 0.5%
Alibaba Group Holding Ltd.	5,900	88,705
Alibaba Group Holding Ltd., ADR	3,864	466,114
Amazon.com, Inc.(2)	7,443	1,742,481
Coupang, Inc.(2)	25,119	739,252
Ollie's Bargain Outlet Holdings, Inc.(2)	503	68,725
Ryohin Keikaku Co. Ltd.	13,900	650,767
		3,756,044
Building Products — 0.4%
A.O. Smith Corp.	4,317	305,600
Cie de Saint-Gobain SA	3,215	368,815
Fortune Brands Innovations, Inc.	2,265	123,533
Hayward Holdings, Inc.(2)	13,715	210,937
Johnson Controls International PLC	11,991	1,259,055
Sanwa Holdings Corp.	2,100	57,292
Trex Co., Inc.(2)	2,948	189,380
		2,514,612
Capital Markets — 1.3%
Ameriprise Financial, Inc.	575	297,959
Ares Management Corp., Class A	6,711	1,245,092
Bank of New York Mellon Corp.	2,409	244,393
Blackrock, Inc.	275	304,153
Coinbase Global, Inc., Class A(2)	661	249,699
flatexDEGIRO AG	3,379	102,124
Hamilton Lane, Inc., Class A	987	150,320
Intercontinental Exchange, Inc.	1,369	253,032
KKR & Co., Inc.	1,826	267,655
London Stock Exchange Group PLC	3,450	420,538
LPL Financial Holdings, Inc.	3,465	1,371,204
Marex Group PLC	2,556	98,611
Morgan Stanley	4,090	582,661

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
MSCI, Inc.	1,104	$619,741
Northern Trust Corp.	5,766	749,580
P10, Inc., Class A	6,153	75,682
Piper Sandler Cos.	382	120,452
Raymond James Financial, Inc.	1,366	228,300
S&P Global, Inc.	940	518,034
St. James's Place PLC	6,645	114,366
Swissquote Group Holding SA	145	96,345
T. Rowe Price Group, Inc.	3,900	395,655
TPG, Inc.	5,850	333,860
XP, Inc., Class A	21,183	341,894
		9,181,350
Chemicals — 0.4%
Air Liquide SA	2,946	579,586
Akzo Nobel NV	3,388	212,771
Arkema SA	5,516	375,096
Ecolab, Inc.	1,175	307,568
Element Solutions, Inc.	21,714	512,450
Linde PLC	1,002	461,181
PPG Industries, Inc.	3,291	347,200
Resonac Holdings Corp.	3,400	81,764
Sensient Technologies Corp.	1,191	133,737
Tokyo Ohka Kogyo Co. Ltd.	4,000	109,558
		3,120,911
Commercial Services and Supplies — 0.3%
ABM Industries, Inc.	7,357	339,378
Casella Waste Systems, Inc., Class A(2)	1,342	145,916
Clean Harbors, Inc.(2)	455	107,294
Copart, Inc.(2)	3,677	166,678
Daiei Kankyo Co. Ltd.	4,700	96,845
GFL Environmental, Inc.	10,314	519,207
Mitie Group PLC	26,221	48,621
OPENLANE, Inc.(2)	5,194	127,980
Republic Services, Inc.	2,192	505,585
SPIE SA	1,828	107,580
		2,165,084
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	2,311	284,761
Ciena Corp.(2)	4,194	389,371
Extreme Networks, Inc.(2)	5,100	90,066
F5, Inc.(2)	683	214,066
Motorola Solutions, Inc.	861	377,962
		1,356,226
Construction and Engineering — 0.2%
AtkinsRealis Group, Inc.	1,760	124,620
Construction Partners, Inc., Class A(2)	1,790	180,522
EMCOR Group, Inc.	1,219	764,910
Kinden Corp.	3,800	119,650
Ventia Services Group Pty. Ltd.	31,561	105,091
Vinci SA	1,640	227,810
		1,522,603

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Construction Materials — 0.2%
CRH PLC	5,325	$508,271
Eagle Materials, Inc.	1,762	395,199
Knife River Corp.(2)	710	58,561
Titan America SA(2)	5,783	82,986
Vulcan Materials Co.	1,553	426,563
Wienerberger AG	703	23,566
		1,495,146
Consumer Finance — 0.1%
American Express Co.	1,095	327,745
Cembra Money Bank AG	822	92,253
Dave, Inc.(2)	351	82,766
Zip Co. Ltd.(2)(3)	56,439	114,456
		617,220
Consumer Staples Distribution & Retail — 0.5%
BGF retail Co. Ltd.	4,195	339,809
Casey's General Stores, Inc.	791	411,423
Costco Wholesale Corp.	341	320,417
Kobe Bussan Co. Ltd.	900	23,967
Koninklijke Ahold Delhaize NV(3)	11,425	451,246
Maplebear, Inc.(2)	9,329	447,512
Marks & Spencer Group PLC	5,270	24,203
PriceSmart, Inc.	1,133	121,798
Redcare Pharmacy NV(2)	361	39,959
Sprouts Farmers Market, Inc.(2)	4,517	684,506
Sysco Corp.	4,388	349,285
Tsuruha Holdings, Inc.(3)	1,300	95,686
		3,309,811
Containers and Packaging — 0.3%
Ball Corp.	3,787	216,843
Graphic Packaging Holding Co.	34,539	772,292
Packaging Corp. of America	2,972	575,825
Verallia SA	12,651	407,033
		1,971,993
Distributors — 0.1%
D'ieteren Group	353	69,729
LKQ Corp.	4,571	134,707
Pool Corp.	1,484	457,280
		661,716
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(2)	2,180	246,558
Duolingo, Inc.(2)	1,003	347,590
OneSpaWorld Holdings Ltd.	5,821	128,760
Stride, Inc.(2)	1,038	133,103
		856,011
Diversified REITs — 0.2%
British Land Co. PLC	48,510	222,949
CapitaLand Integrated Commercial Trust	136,100	229,799
Charter Hall Group	15,019	193,495
Essential Properties Realty Trust, Inc.	8,354	254,714
GO Residential Real Estate Investment Trust(2)	10,115	136,553
Merlin Properties Socimi SA	20,549	284,522

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Stockland	68,484	$242,795
		1,564,827
Diversified Telecommunication Services — 0.1%
Cellnex Telecom SA(3)	2,709	95,599
Globalstar, Inc.(2)	1,708	40,121
Orange SA	6,168	93,822
Telkom Indonesia Persero Tbk. PT	2,399,500	421,340
Verizon Communications, Inc.	3,382	144,614
		795,496
Electric Utilities — 0.5%
Duke Energy Corp.	2,088	253,984
Evergy, Inc.	10,061	712,319
Eversource Energy	9,094	601,113
Iberdrola SA	33,174	583,077
NextEra Energy, Inc.	8,974	637,693
PPL Corp.	2,415	86,191
Xcel Energy, Inc.	9,842	722,797
		3,597,174
Electrical Equipment — 0.5%
Eaton Corp. PLC	976	375,487
Emerson Electric Co.	1,539	223,940
Furukawa Electric Co. Ltd.	1,500	90,603
GE Vernova, Inc.	350	231,101
Hubbell, Inc.	618	270,363
Legrand SA	351	51,845
Regal Rexnord Corp.	746	114,048
Schneider Electric SE	1,788	462,722
Siemens Energy AG(2)	5,471	633,425
Sinfonia Technology Co. Ltd.	1,200	75,366
SWCC Corp.	2,600	155,649
Vertiv Holdings Co., Class A	5,724	833,414
		3,517,963
Electronic Equipment, Instruments and Components — 0.2%
Anritsu Corp.	5,600	60,361
CDW Corp.	1,036	180,658
Cognex Corp.	531	21,649
Itron, Inc.(2)	611	76,094
Keyence Corp.	900	325,558
Littelfuse, Inc.	535	137,672
Maruwa Co. Ltd.	500	150,709
Mirion Technologies, Inc., Class A(2)	5,875	131,306
Ralliant Corp.(2)	3,692	168,798
TD SYNNEX Corp.	613	88,511
TE Connectivity PLC	1,702	350,186
		1,691,502
Energy Equipment and Services — 0.2%
Baker Hughes Co.	16,740	754,137
DOF Group ASA	8,759	80,200
Expro Group Holdings NV(2)	11,116	119,830
SBM Offshore NV(3)	3,910	101,970
Schlumberger NV	11,032	372,882
Subsea 7 SA	5,199	100,751

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
TechnipFMC PLC	950	$34,552
Transocean Ltd.(2)	35,964	105,015
		1,669,337
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	515	58,156
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	77,470
Netflix, Inc.(2)	386	447,529
ROBLOX Corp., Class A(2)	9,118	1,256,369
Spotify Technology SA(2)	658	412,263
		2,251,787
Financial Services — 0.5%
Adyen NV(2)	301	516,260
Banco Latinoamericano de Comercio Exterior SA	1,103	44,076
Block, Inc.(2)	7,677	593,125
Corpay, Inc.(2)	2,541	820,870
Fiserv, Inc.(2)	1,374	190,904
Mastercard, Inc., Class A	1,479	837,809
Shift4 Payments, Inc., Class A(2)(3)	704	72,512
Visa, Inc., Class A	1,249	431,492
		3,507,048
Food Products — 0.2%
Aryzta AG(2)	517	48,522
Conagra Brands, Inc.	18,905	345,205
Freshpet, Inc.(2)	886	60,532
General Mills, Inc.	4,778	234,026
Kerry Group PLC, Class A	4,247	392,295
Mondelez International, Inc., Class A	2,240	144,906
Toyo Suisan Kaisha Ltd.	1,400	89,444
Vital Farms, Inc.(2)	2,503	93,112
		1,408,042
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	2,500	45,479
ONE Gas, Inc.	6,660	484,182
Spire, Inc.	6,823	508,109
		1,037,770
Ground Transportation — 0.4%
CSX Corp.	22,129	786,465
Knight-Swift Transportation Holdings, Inc.	2,996	127,330
Kyushu Railway Co.	1,200	29,019
Norfolk Southern Corp.	4,000	1,112,000
Schneider National, Inc., Class B	3,970	97,067
Uber Technologies, Inc.(2)	2,843	249,473
Union Pacific Corp.	957	212,425
		2,613,779
Health Care Equipment and Supplies — 1.1%
Alphatec Holdings, Inc.(2)	14,148	149,686
Becton Dickinson & Co.	4,101	731,003
Dexcom, Inc.(2)	10,971	886,128
Eckert & Ziegler SE	898	68,314
Envista Holdings Corp.(2)	15,184	286,826
EssilorLuxottica SA	910	270,592
GE HealthCare Technologies, Inc.	11,610	828,025

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Hologic, Inc.(2)	7,200	$481,104
IDEXX Laboratories, Inc.(2)	1,414	755,514
Insulet Corp.(2)	2,089	602,468
Integer Holdings Corp.(2)	872	94,621
Intuitive Surgical, Inc.(2)	592	284,805
Medtronic PLC	5,287	477,099
SI-BONE, Inc.(2)	5,322	90,634
Terumo Corp.	27,800	471,412
UFP Technologies, Inc.(2)	600	135,834
Ypsomed Holding AG(3)	138	66,027
Zimmer Biomet Holdings, Inc.	13,988	1,282,000
		7,962,092
Health Care Providers and Services — 0.8%
Cencora, Inc.	4,480	1,281,639
Chartwell Retirement Residences	31,791	406,336
Cigna Group	1,114	297,861
Encompass Health Corp.	1,272	140,060
Ensign Group, Inc.	1,323	198,450
Galenica AG	481	51,048
HealthEquity, Inc.(2)	1,309	126,973
Henry Schein, Inc.(2)	13,972	945,206
Labcorp Holdings, Inc.	2,892	752,151
NeoGenomics, Inc.(2)	657	3,180
Pediatrix Medical Group, Inc.(2)	4,117	50,433
Quest Diagnostics, Inc.	2,351	393,581
RadNet, Inc.(2)	2,632	144,049
Talkspace, Inc.(2)	15,434	37,505
U.S. Physical Therapy, Inc.	423	30,943
UnitedHealth Group, Inc.	788	196,653
Universal Health Services, Inc., Class B	2,200	366,190
		5,422,258
Health Care REITs — 0.6%
Aedifica SA	3,810	280,370
American Healthcare REIT, Inc.	9,978	385,550
CareTrust REIT, Inc.	7,330	233,094
Healthpeak Properties, Inc.	24,293	411,523
Ventas, Inc.	15,482	1,040,081
Welltower, Inc.	9,352	1,543,735
		3,894,353
Health Care Technology — 0.1%
Phreesia, Inc.(2)	2,387	64,354
Pro Medicus Ltd.	232	47,642
RaySearch Laboratories AB	1,883	64,536
Schrodinger, Inc.(2)	2,471	50,235
Veeva Systems, Inc., Class A(2)	2,240	636,608
		863,375
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	13,225	207,897
Invincible Investment Corp.	259	115,195
Japan Hotel REIT Investment Corp.	200	109,915
		433,007

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(2)	2,528	$334,732
Booking Holdings, Inc.	49	269,699
Brinker International, Inc.(2)	948	149,405
Chipotle Mexican Grill, Inc.(2)	10,125	434,160
DoorDash, Inc., Class A(2)	1,366	341,841
Flutter Entertainment PLC(2)	2,368	715,752
Hilton Worldwide Holdings, Inc.	7,349	1,970,120
Life Time Group Holdings, Inc.(2)	4,602	132,169
MakeMyTrip Ltd.(2)	4,456	417,037
Planet Fitness, Inc., Class A(2)	1,651	180,273
Round One Corp.	13,800	141,714
Royal Caribbean Cruises Ltd.	4,152	1,319,796
Sodexo SA	4,146	246,577
Trip.com Group Ltd., ADR	7,037	435,942
Viking Holdings Ltd.(2)	6,251	367,059
Whitbread PLC	11,269	452,685
Wingstop, Inc.	1,077	406,395
		8,315,356
Household Durables — 0.4%
Barratt Redrow PLC	65,055	320,360
Breville Group Ltd.(3)	2,453	51,301
Champion Homes, Inc.(2)	1,887	114,918
De' Longhi SpA	2,092	68,615
Mohawk Industries, Inc.(2)	3,459	396,090
Neinor Homes SA(2)(3)	12,470	242,376
PulteGroup, Inc.	3,691	416,788
Taylor Wimpey PLC	333,949	449,323
TopBuild Corp.(2)	1,118	414,141
		2,473,912
Household Products — 0.5%
Church & Dwight Co., Inc.	7,038	659,953
Colgate-Palmolive Co.	1,903	159,567
Henkel AG & Co. KGaA, Preference Shares	4,776	368,034
Kimberly-Clark Corp.	5,456	679,927
Procter & Gamble Co.	3,263	490,984
Reckitt Benckiser Group PLC	13,456	1,008,470
		3,366,935
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Corp.(2)	390	147,252
TransAlta Corp.	6,421	77,251
Vistra Corp.	8,217	1,713,573
		1,938,076
Industrial Conglomerates — 0.1%
Hitachi Ltd.	13,600	416,169
Honeywell International, Inc.	1,167	259,482
		675,651
Industrial REITs — 0.5%
EastGroup Properties, Inc.	1,768	288,608
Goodman Group	39,114	874,529
Prologis, Inc.	15,816	1,688,832
STAG Industrial, Inc.	4,301	147,653

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Tritax Big Box REIT PLC	27,884	$51,868
Warehouses De Pauw CVA	8,846	206,432
		3,257,922
Insurance — 0.8%
Aegon Ltd.	38,296	273,683
Allstate Corp.	2,016	409,752
Beazley PLC	3,945	46,483
Goosehead Insurance, Inc., Class A	713	64,819
Hanover Insurance Group, Inc.	1,562	268,086
HCI Group, Inc.	472	66,099
Intact Financial Corp.	1,435	296,611
Kinsale Capital Group, Inc.	245	107,969
Marsh & McLennan Cos., Inc.	1,073	213,742
MetLife, Inc.	4,094	310,939
Palomar Holdings, Inc.(2)	856	113,411
Phoenix Financial Ltd.	3,011	102,594
Progressive Corp.	886	214,447
Prudential PLC	47,575	603,545
Reinsurance Group of America, Inc.	3,530	679,349
Root, Inc., Class A(2)	652	78,912
Ryan Specialty Holdings, Inc., Class A	8,673	530,701
Slide Insurance Holdings, Inc.(2)	2,666	50,121
Storebrand ASA	8,255	117,223
Willis Towers Watson PLC	2,924	923,428
		5,471,914
Interactive Media and Services — 0.7%
Alphabet, Inc., Class A	9,313	1,787,165
CAR Group Ltd.	2,054	49,993
Meta Platforms, Inc., Class A	1,686	1,304,020
Pinterest, Inc., Class A(2)	16,825	649,445
Scout24 SE	972	129,900
Tencent Holdings Ltd.	10,700	749,130
		4,669,653
IT Services — 0.7%
Accenture PLC, Class A	1,131	302,090
Amdocs Ltd.	5,917	505,075
BIPROGY, Inc.	1,800	72,585
Capgemini SE	610	90,815
Cloudflare, Inc., Class A(2)	6,336	1,315,860
Cognizant Technology Solutions Corp., Class A	5,336	382,911
GDS Holdings Ltd., ADR(2)	5,537	199,720
Grid Dynamics Holdings, Inc.(2)	2,418	22,947
International Business Machines Corp.	1,931	488,833
Kontron AG	1,530	49,358
MongoDB, Inc.(2)	529	125,844
NEC Corp.	26,500	760,971
NEXTDC Ltd.(2)	11,933	109,880
SCSK Corp.	3,100	96,456
		4,523,345
Leisure Products — 0.0%
MIPS AB(3)	1,133	48,018
Technogym SpA	3,994	61,624

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Thule Group AB(3)	1,659	$46,919
Yonex Co. Ltd.	3,400	66,761
		223,322
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	3,967	455,451
Avantor, Inc.(2)	3,462	46,529
Bio-Techne Corp.	8,811	482,226
Danaher Corp.	1,976	389,588
ICON PLC(2)	1,269	214,702
IQVIA Holdings, Inc.(2)	4,598	854,584
Lonza Group AG	890	620,303
Mettler-Toledo International, Inc.(2)	294	362,702
Siegfried Holding AG(2)(3)	201	22,473
Thermo Fisher Scientific, Inc.	606	283,414
West Pharmaceutical Services, Inc.	1,844	441,196
		4,173,168
Machinery — 0.8%
Albany International Corp., Class A	2,432	131,790
Alstom SA(2)	23,686	555,586
Crane Co.	2,200	430,694
Cummins, Inc.	2,661	978,237
Daimler Truck Holding AG	5,369	261,176
Deere & Co.	452	237,015
Doosan Bobcat, Inc.(2)	4,403	174,549
Dover Corp.	891	161,396
Fluidra SA(3)	2,406	60,007
Fortive Corp.	3,384	162,195
Gates Industrial Corp. PLC(2)	2,024	50,195
Konecranes OYJ	1,533	127,748
Organo Corp.	2,000	123,231
Oshkosh Corp.	4,516	571,410
Parker-Hannifin Corp.	300	219,570
RBC Bearings, Inc.(2)	341	132,083
RENK Group AG	1,293	100,372
Sulzer AG	289	55,607
Timken Co.	5,229	397,875
Toro Co.	4,039	299,896
Weir Group PLC	3,539	124,328
Xylem, Inc.	2,660	384,689
		5,739,649
Media — 0.2%
CyberAgent, Inc.	9,300	93,143
Magnite, Inc.(2)	5,594	128,718
New York Times Co., Class A	1,499	77,783
Omnicom Group, Inc.	4,844	349,010
Publicis Groupe SA	2,584	236,130
Trade Desk, Inc., Class A(2)	8,566	744,900
		1,629,684
Metals and Mining — 0.1%
Acerinox SA	3,842	44,335
Alamos Gold, Inc., Class A	2,972	72,219
Capstone Copper Corp.(2)	13,793	77,347

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Carpenter Technology Corp.	645	$160,856
GMK Norilskiy Nickel PAO(2)(4)	244,600	3
Reliance, Inc.	1,382	400,960
Sandfire Resources Ltd.(2)	7,014	47,187
Torex Gold Resources, Inc.(2)	2,917	82,167
Vale SA	16,100	153,221
		1,038,295
Multi-Utilities — 0.1%
Hera SpA	11,183	47,852
Northwestern Energy Group, Inc.	12,638	678,660
		726,512
Office REITs — 0.1%
Cousins Properties, Inc.	4,867	131,896
Kilroy Realty Corp.	4,206	155,033
Mindspace Business Parks REIT	22,295	105,047
Orix JREIT, Inc.	126	164,711
SL Green Realty Corp.	1,531	87,650
Vornado Realty Trust	4,402	169,125
		813,462
Oil, Gas and Consumable Fuels — 0.8%
Cheniere Energy, Inc.	1,345	317,259
Coterra Energy, Inc.	17,957	437,971
Diamondback Energy, Inc.	2,468	366,893
Eni SpA	7,853	134,030
Enterprise Products Partners LP	33,936	1,051,677
Expand Energy Corp.	3,123	327,228
Friedrich Vorwerk Group SE	401	38,974
Gaztransport Et Technigaz SA	729	137,114
Kosmos Energy Ltd.(2)	41,170	88,515
NAC Kazatomprom JSC, GDR	8,705	358,246
Occidental Petroleum Corp.	8,421	370,019
Permian Resources Corp.	16,751	237,194
Repsol SA	34,411	521,731
Shell PLC	10,705	384,664
Targa Resources Corp.	4,007	666,805
TC Energy Corp.	3,256	155,468
Williams Cos., Inc.	5,079	304,486
		5,898,274
Paper and Forest Products — 0.0%
Mondi PLC	15,103	204,166
Passenger Airlines — 0.1%
Southwest Airlines Co.	14,497	448,392
Personal Care Products — 0.2%
elf Beauty, Inc.(2)	416	50,415
Estee Lauder Cos., Inc., Class A	5,465	510,103
Kenvue, Inc.	42,260	906,054
L'Oreal SA	354	157,292
		1,623,864
Pharmaceuticals — 0.6%
ALK-Abello AS(2)	3,554	103,115
AstraZeneca PLC, ADR	5,317	388,620
AstraZeneca PLC	3,422	499,241

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Bristol-Myers Squibb Co.	2,461	$106,586
Edgewise Therapeutics, Inc.(2)	1,909	27,222
Eli Lilly & Co.	687	508,428
Galderma Group AG	2,903	447,405
GSK PLC	39,063	718,524
Haleon PLC	23,100	108,354
Hikma Pharmaceuticals PLC	4,369	112,927
Merck & Co., Inc.	2,206	172,333
Roche Holding AG	1,032	322,059
Sanofi SA	940	84,384
Verona Pharma PLC, ADR(2)	653	68,624
Zoetis, Inc.	2,050	298,870
		3,966,692
Professional Services — 0.7%
Adecco Group AG	20,620	649,285
ALS Ltd.	8,902	103,490
Automatic Data Processing, Inc.	914	282,883
BayCurrent, Inc.	1,600	91,872
CACI International, Inc., Class A(2)	406	186,991
Equifax, Inc.	865	207,799
Experian PLC	11,185	589,346
First Advantage Corp.(2)	5,719	98,882
Paylocity Holding Corp.(2)	539	99,650
Randstad NV	11,267	535,514
RELX PLC	11,612	603,372
TechnoPro Holdings, Inc.	2,500	79,176
Teleperformance SE	6,411	625,016
Verisk Analytics, Inc.	2,107	587,242
Verra Mobility Corp.(2)	5,094	128,674
		4,869,192
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(2)	1,618	251,987
Colliers International Group, Inc.	810	122,075
CTP NV	11,964	253,740
FirstService Corp. (Toronto)	510	100,528
Grainger PLC	17,047	46,088
Katitas Co. Ltd.	5,400	90,548
Mitsui Fudosan Co. Ltd.	22,200	198,430
PSP Swiss Property AG	300	50,899
Sumitomo Realty & Development Co. Ltd.	5,600	204,563
TAG Immobilien AG	2,687	43,202
Tokyo Tatemono Co. Ltd.	12,000	200,819
		1,562,879
Residential REITs — 0.4%
American Homes 4 Rent, Class A	6,564	227,705
AvalonBay Communities, Inc.	2,389	445,023
Camden Property Trust	1,295	141,414
Equity Residential	9,731	614,999
Essex Property Trust, Inc.	1,818	473,007
Invitation Homes, Inc.	10,841	332,277
UDR, Inc.	5,875	230,829
		2,465,254

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Retail REITs — 0.6%
Agree Realty Corp.(3)	2,248	$161,181
Brixmor Property Group, Inc.	9,928	259,419
Charter Hall Retail REIT	36,061	89,628
Frasers Centrepoint Trust	54,000	92,086
Japan Metropolitan Fund Invest	484	352,024
Kite Realty Group Trust	13,319	292,752
Link REIT	51,400	286,388
Macerich Co.	12,646	211,315
Realty Income Corp.	13,339	748,718
Regency Centers Corp.	2,191	156,437
Scentre Group	151,130	361,690
Simon Property Group, Inc.	3,496	572,610
Unibail-Rodamco-Westfield	2,737	265,323
Urban Edge Properties	10,626	209,545
		4,059,116
Semiconductors and Semiconductor Equipment — 1.6%
Analog Devices, Inc.	3,778	848,652
Applied Materials, Inc.	677	121,901
ARM Holdings PLC, ADR(2)	632	89,349
ASML Holding NV	438	303,566
Broadcom, Inc.	5,040	1,480,248
Credo Technology Group Holding Ltd.(2)	1,855	206,925
Ichor Holdings Ltd.(2)	2,295	45,418
Impinj, Inc.(2)	703	108,670
Infineon Technologies AG	6,752	265,239
Lattice Semiconductor Corp.(2)	3,571	177,943
MACOM Technology Solutions Holdings, Inc.(2)	909	124,660
Melexis NV	939	71,819
Monolithic Power Systems, Inc.	847	602,420
Nova Ltd.(2)	195	51,205
NVIDIA Corp.	20,564	3,657,719
NXP Semiconductors NV	1,093	233,651
Onto Innovation, Inc.(2)	373	35,342
Power Integrations, Inc.	1,723	83,600
Silicon Laboratories, Inc.(2)	1,253	165,108
SiTime Corp.(2)	592	120,087
SUMCO Corp.	28,600	223,675
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	1,424,472
Teradyne, Inc.	5,158	554,124
Tower Semiconductor Ltd.(2)	2,364	108,153
		11,103,946
Software — 2.0%
ACI Worldwide, Inc.(2)	3,813	162,281
Agilysys, Inc.(2)	1,431	163,248
Appier Group, Inc.	7,000	70,981
BlackLine, Inc.(2)	2,977	160,103
Cadence Design Systems, Inc.(2)	3,035	1,106,470
Crowdstrike Holdings, Inc., Class A(2)	410	186,374
CyberArk Software Ltd.(2)	126	51,845
Datadog, Inc., Class A(2)	6,543	915,889
Descartes Systems Group, Inc.(2)	470	49,656

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Docusign, Inc.(2)	6,380	$482,583
Dynatrace, Inc.(2)	3,690	194,131
Elastic NV(2)	911	76,251
Fair Isaac Corp.(2)	489	702,556
Guidewire Software, Inc.(2)	3,030	685,447
HubSpot, Inc.(2)	1,197	622,021
Kinaxis, Inc.(2)	510	75,690
Klaviyo, Inc., Class A(2)	5,086	158,175
Manhattan Associates, Inc.(2)	2,853	626,690
Microsoft Corp.	7,457	3,978,310
nCino, Inc.(2)	2,530	70,650
Onestream, Inc.(2)	3,067	73,148
Pegasystems, Inc.	1,754	102,977
Q2 Holdings, Inc.(2)	2,143	174,012
Salesforce, Inc.	811	209,506
Samsara, Inc., Class A(2)	10,711	407,339
SAP SE	2,994	856,151
ServiceNow, Inc.(2)	270	254,642
Tenable Holdings, Inc.(2)	1,215	38,042
Workday, Inc., Class A(2)	1,156	265,163
Zscaler, Inc.(2)	2,520	719,611
		13,639,942
Specialized REITs — 1.1%
American Tower Corp.	2,592	540,147
Big Yellow Group PLC	15,942	196,559
CubeSmart	6,489	252,487
Digital Realty Trust, Inc.	4,696	828,562
Equinix, Inc.	1,910	1,499,675
Extra Space Storage, Inc.	3,680	494,445
Iron Mountain, Inc.	6,467	629,627
Keppel DC REIT	120,100	218,560
Millrose Properties, Inc.	5,687	170,553
Public Storage	2,490	677,130
SBA Communications Corp.	1,836	412,586
Smartstop Self Storage REIT, Inc.	3,161	107,095
VICI Properties, Inc.	44,623	1,454,710
		7,482,136
Specialty Retail — 0.7%
Aritzia, Inc.(2)	2,967	159,249
Auto1 Group SE(2)	5,623	168,566
Boot Barn Holdings, Inc.(2)	1,118	192,184
Burlington Stores, Inc.(2)	2,913	795,133
Carvana Co.(2)	2,186	852,912
Five Below, Inc.(2)	442	60,342
Home Depot, Inc.	1,745	641,305
JB Hi-Fi Ltd.	1,326	94,440
National Vision Holdings, Inc.(2)	5,947	144,274
Nextage Co. Ltd.	3,700	45,927
O'Reilly Automotive, Inc.(2)	729	71,675
Sanrio Co. Ltd.	2,000	82,064
TJX Cos., Inc.	3,775	470,101
Tractor Supply Co.	5,433	309,409

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Urban Outfitters, Inc.(2)	860	$64,741
Zalando SE(2)	13,569	395,646
		4,547,968
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	8,697	1,805,236
HP, Inc.	20,381	505,449
Samsung Electronics Co. Ltd.	21,520	1,096,744
Super Micro Computer, Inc.(2)(3)	3,037	179,092
		3,586,521
Textiles, Apparel and Luxury Goods — 0.2%
Asics Corp.	5,000	117,546
Cie Financiere Richemont SA, Class A	663	108,252
Deckers Outdoor Corp.(2)	985	104,577
On Holding AG, Class A(2)	14,894	723,402
Pandora AS	1,219	201,252
		1,255,029
Tobacco — 0.1%
British American Tobacco PLC	9,022	483,375
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	388	105,342
Ashtead Group PLC	4,307	287,756
Bunzl PLC	21,617	641,538
Core & Main, Inc., Class A(2)	6,393	406,850
Diploma PLC	1,618	114,538
Fastenal Co.	6,051	279,133
Ferguson Enterprises, Inc.	880	196,530
Herc Holdings, Inc.	1,344	156,993
MonotaRO Co. Ltd.	26,000	462,980
MSC Industrial Direct Co., Inc., Class A	7,150	619,333
Rexel SA	9,976	301,519
SGH Ltd.	2,539	83,044
SiteOne Landscape Supply, Inc.(2)	1,412	194,616
Sojitz Corp.	4,700	111,859
Sumitomo Corp.	17,100	437,072
United Rentals, Inc.	314	277,243
WESCO International, Inc.	2,400	496,704
		5,173,050
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	256	72,150
Wireless Telecommunication Services — 0.0%
Indosat Tbk. PT	1,074,800	143,433
TOTAL COMMON STOCKS (Cost $169,726,733)		223,911,400
U.S. TREASURY SECURITIES — 5.4%
U.S. Treasury Bonds, 5.00%, 5/15/45	$3,531,000	3,583,413
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	535,428	526,718
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	938,956	725,180
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	433,445	320,115
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,586,229	1,323,482
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	505,102	365,818
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	532,684	382,049
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	679,102	363,938

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52		$1,154,790	$604,548
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54		785,587	706,057
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29		445,592	439,008
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29		8,173,120	8,280,344
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32		962,526	872,930
U.S. Treasury Notes, 3.875%, 5/31/27		333,000	332,441
U.S. Treasury Notes, 3.875%, 7/31/27		2,800,000	2,796,445
U.S. Treasury Notes, 1.50%, 11/30/28(5)		4,400,000	4,074,297
U.S. Treasury Notes, 4.375%, 5/15/34		2,550,000	2,565,987
U.S. Treasury Notes, 3.875%, 6/15/28		7,353,000	7,352,713
U.S. Treasury Notes, 4.375%, 11/30/30		1,870,000	1,904,442
TOTAL U.S. TREASURY SECURITIES (Cost $39,320,956)			37,519,925
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
FHLMC, 4.50%, 10/1/52		2,623,265	2,494,424
FHLMC, 5.50%, 12/1/52		1,226,608	1,227,561
FHLMC, 5.00%, 6/1/53		1,322,236	1,292,985
FNMA, 3.50%, 9/1/52		2,889,759	2,587,156
FNMA, 4.50%, 10/1/52		2,613,189	2,485,627
FNMA, 5.50%, 3/1/54		1,240,901	1,237,268
FNMA, 4.00%, 1/1/55		1,418,661	1,311,280
GNMA, 4.00%, TBA		1,362,000	1,254,522
GNMA, 5.50%, TBA		1,327,000	1,323,833
GNMA, 7.00%, 12/15/27		868	873
GNMA, 7.00%, 5/15/31		2,227	2,297
GNMA, 6.50%, 10/15/38		70,745	74,717
GNMA, 4.50%, 6/15/41		77,866	75,565
UMBS, 5.00%, TBA		3,641,000	3,544,266
UMBS, 5.50%, TBA		1,918,000	1,908,145
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $20,838,542)			20,820,519
CORPORATE BONDS — 1.6%
Aerospace and Defense — 0.1%
Boeing Co., 2.20%, 2/4/26		270,000	266,451
RTX Corp., 5.75%, 11/8/26		265,000	268,969
TransDigm, Inc., 4.625%, 1/15/29		190,000	185,918
			721,338
Automobiles — 0.1%
American Honda Finance Corp., 4.95%, 1/9/26		130,000	130,188
Ford Motor Credit Co. LLC, 3.625%, 6/17/31		370,000	328,906
Hyundai Capital America, 5.95%, 9/21/26(6)		130,000	131,818
			590,912
Banks — 0.4%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	142,869
Bank of America Corp., VRN, 5.93%, 9/15/27		130,000	131,979
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	172,801
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,421,721
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	228,334
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28		$130,000	130,172
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27		130,000	130,564
U.S. Bank NA, VRN, 4.51%, 10/22/27		250,000	249,952
Wells Fargo & Co., VRN, 4.90%, 1/24/28		130,000	130,708

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Wells Fargo & Co., VRN, 6.30%, 10/23/29	$125,000	$131,565
		2,870,665
Beverages — 0.0%
PepsiCo, Inc., 4.40%, 2/7/27	200,000	200,811
Biotechnology — 0.1%
AbbVie, Inc., 4.80%, 3/15/27	195,000	196,337
Amgen, Inc., 5.25%, 3/2/30	195,000	200,392
		396,729
Capital Markets — 0.1%
Goldman Sachs Group, Inc., VRN, 4.94%, 4/23/28	130,000	130,817
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	130,000	129,935
Morgan Stanley, VRN, 5.16%, 4/20/29	130,000	132,115
UBS Group AG, VRN, 6.33%, 12/22/27(6)	200,000	204,749
		597,616
Chemicals — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/3/26(6)	46,000	45,757
Consumer Finance — 0.0%
American Express Co., VRN, 4.73%, 4/25/29	130,000	131,163
Consumer Staples Distribution & Retail — 0.0%
Walmart, Inc., 4.10%, 4/28/27	130,000	130,152
Containers and Packaging — 0.0%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30	260,000	266,534
Diversified Telecommunication Services — 0.1%
Sprint Capital Corp., 6.875%, 11/15/28	258,000	275,900
Electric Utilities — 0.0%
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	32,707
MidAmerican Energy Co., 5.85%, 9/15/54	45,000	46,016
		78,723
Food Products — 0.0%
Mars, Inc., 4.60%, 3/1/28(6)	265,000	266,532
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	257,672
Kaiser Foundation Hospitals, 3.00%, 6/1/51	70,000	45,053
		302,725
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)	110,000	104,032
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)	142,000	146,566
Hyatt Hotels Corp., 5.75%, 1/30/27	130,000	132,182
Marriott International, Inc., 5.45%, 9/15/26	130,000	131,219
MGM Resorts International, 4.625%, 9/1/26	39,000	38,876
Station Casinos LLC, 4.625%, 12/1/31(6)	530,000	496,325
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	200,000	199,762
		1,248,962
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	247,467
Meritage Homes Corp., 5.125%, 6/6/27	190,000	191,072
		438,539
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.65%, 7/30/27	265,000	266,766
Life Sciences Tools and Services — 0.0%
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	195,000	196,653

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Machinery — 0.0%
Caterpillar Financial Services Corp., 4.40%, 3/3/28	$265,000	$266,246
Metals and Mining — 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	217,768
Rio Tinto Finance USA PLC, 4.50%, 3/14/28	265,000	266,339
		484,107
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41	185,000	166,816
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)	65,000	66,645
Petroleos Mexicanos, 5.95%, 1/28/31	365,000	339,020
		405,665
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)	174,674	174,624
Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	200,000	200,131
Specialty Retail — 0.0%
Home Depot, Inc., 5.15%, 6/25/26	130,000	130,935
Lowe's Cos., Inc., 3.10%, 5/3/27	135,000	132,005
		262,940
Technology Hardware, Storage and Peripherals — 0.0%
Apple, Inc., 4.00%, 5/12/28	130,000	130,039
TOTAL CORPORATE BONDS (Cost $11,194,689)		11,117,045
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	917	910
Angel Oak Mortgage Trust, Series 2025-6, Class A3, 5.92%, 4/25/70(6)	270,199	270,261
BRAVO Residential Funding Trust, Series 2024-NQM5, Class A3, 6.16%, 6/25/64(6)	255,861	256,542
COLT Funding LLC, Series 2025-1, Class A3, 6.08%, 1/25/70(6)	476,054	477,004
COLT Mortgage Loan Trust, Series 2022-9, Class A1, 6.79%, 12/25/67(6)	211,960	212,193
COLT Mortgage Loan Trust, Series 2025-6, Class A3, 5.89%, 8/25/70(6)	425,000	424,964
Ellington Financial Mortgage Trust, Series 2022-4, Class A3, 5.90%, 9/25/67(6)	160,939	161,121
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(6)	354,721	353,753
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, VRN, 6.00%, 11/25/55(6)	360,533	363,258
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(6)	399,216	401,252
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(6)	322,995	325,550
JP Morgan Mortgage Trust, Series 2024-12, Class A9, VRN, 6.15%, 6/25/55(6)	320,856	323,013
JP Morgan Mortgage Trust, Series 2024-2, Class A3, VRN, 6.00%, 8/25/54(6)	267,126	268,724
JP Morgan Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 12/25/54(6)	538,792	540,265
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A3, 5.97%, 6/25/65(6)	211,179	211,528
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(6)	622,543	623,151
Provident Funding Mortgage Trust, Series 2025-2, Class A4, SEQ, VRN, 5.50%, 6/25/55(6)	455,518	453,822
PRPM Trust, Series 2022-NQM1, Class A3, 5.50%, 8/25/67(6)	500,896	498,100
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(6)	626,204	625,476
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(6)	228,818	230,360
Sequoia Mortgage Trust, Series 2023-4, Class A10, SEQ, VRN, 6.00%, 11/25/53(6)	291,750	291,817
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 6.00%, 3/25/54(6)	389,103	391,359
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(6)	441,927	443,129
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	7,758	6,909
Verus Securitization Trust, Series 2025-6, Class A2, 5.67%, 7/25/70(6)	675,000	675,145
		8,829,606

Schedule of Investments - Strategic Allocation: Aggressive Fund

		Shares/Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(6)		$146,186	$146,200
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,976,877)			8,975,806
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	57,880
Belgium — 0.1%
Kingdom of Belgium Government Bonds, 2.85%, 10/22/34(6)	EUR	470,000	524,506
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	32,940
			557,446
Brazil — 0.0%
Brazil Government International Bonds, 6.625%, 3/15/35		$253,000	254,572
Canada — 0.0%
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	88,856
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	12,067
			100,923
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		$60,000	56,357
China — 0.0%
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	44,745
Colombia — 0.2%
Colombia Government International Bonds, 7.75%, 11/7/36		$600,000	600,000
Colombia Government International Bonds, 3.25%, 4/22/32		$850,000	692,538
			1,292,538
Indonesia — 0.1%
Indonesia Treasury Bonds, 7.00%, 2/15/33	IDR	6,500,000,000	406,194
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	103,000,000	452,542
Luxembourg — 0.1%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(6)(8)		$495,000	497,846
Malaysia — 0.1%
Malaysia Government Bonds, 3.83%, 7/5/34	MYR	2,300,000	556,459
New Zealand — 0.2%
New Zealand Government Bonds, 4.50%, 5/15/35	NZD	2,750,000	1,617,873
Poland — 0.1%
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	2,000,000	431,341
Saudi Arabia — 0.1%
Saudi Government International Bonds, 3.375%, 3/5/32(6)	EUR	750,000	860,367
South Africa — 0.0%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	4,000,000	195,218
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,466,176)			7,382,301
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(6)		$430,000	422,712
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.61%, (1-month SOFR plus 1.26%), 11/15/38(6)		397,000	396,187
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(6)		398,000	403,182
NJ Trust, Series 2023-GSP, Class A, SEQ, VRN, 6.48%, 1/6/29(6)		398,000	417,637
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.78%, (1-month SOFR plus 1.44%), 2/15/42(6)		446,000	444,469
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(6)		313,000	313,993
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,397,541)			2,398,180

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
EXCHANGE-TRADED FUNDS — 0.3%
iShares Core S&P 500 ETF	1,689	$1,072,346
iShares MSCI EAFE Small-Cap ETF	397	28,747
iShares Russell Mid-Cap Value ETF	4,559	613,505
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,607,437)		1,714,598
ASSET-BACKED SECURITIES — 0.2%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	$164,616	154,032
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	298,517
Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, SEQ, 2.73%, 8/21/45(6)	134,278	128,140
Trinity Rail Leasing LLC, Series 2018-1A, Class A2, SEQ, 4.62%, 6/17/48(6)	400,000	393,033
Trinity Rail Leasing LLC, Series 2020-1A, Class A, SEQ, 1.96%, 10/17/50(6)	98,905	92,848
Triton Container Finance VIII LLC, Series 2020-1A, Class A, SEQ, 2.11%, 9/20/45(6)	142,578	132,443
USQ Rail I LLC, Series 2021-2A, Class B, SEQ, 2.98%, 2/28/51(6)	262,000	243,570
TOTAL ASSET-BACKED SECURITIES (Cost $1,453,241)		1,442,583
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.33%, (3-month SOFR plus 2.01%), 4/17/30(6)	250,000	250,906
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 6.69%, (3-month SOFR plus 2.36%), 7/18/30(6)	175,000	175,725
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 6.68%, (3-month SOFR plus 2.36%), 1/25/32(6)	300,000	301,116
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $725,070)		727,747
PREFERRED SECURITIES — 0.1%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%	300,000	333,931
Electric Utilities — 0.0%
Enel SpA, 2.25%	100,000	113,075
Oil, Gas and Consumable Fuels — 0.0%
Eni SpA, 3.375%	200,000	225,127
TOTAL PREFERRED SECURITIES (Cost $798,288)		672,133
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Insurance — 0.0%
Allianz SE, 2.625%	200,000	203,488
Generali, 4.60%	100,000	114,772
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $358,193)		318,260
MUNICIPAL SECURITIES — 0.0%
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	$30,000	34,322
New York City GO, 6.27%, 12/1/37	5,000	5,337
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	32,102
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	62,886
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(9)	30,000	30,350
State of California GO, 7.60%, 11/1/40	40,000	48,067
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	30,000	30,417
TOTAL MUNICIPAL SECURITIES (Cost $287,910)		243,481
SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper(10) — 0.7%
Aquitaine Funding Co. LLC, VRN, 4.69%, 2/13/26(6)	2,000,000	2,000,949
Bank of Montreal, VRN, 4.65%, (SOFR plus 0.26%), 11/26/25(6)	2,500,000	2,500,314
Endeavour Funding Co. LLC, VRN, 4.58%, 11/12/25 (LOC: HSBC Bank PLC)(6)	500,000	500,083
		5,001,346

Schedule of Investments - Strategic Allocation: Aggressive Fund

	Shares/Principal Amount	Value
Money Market Funds — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,458,519	$14,458,519
State Street Navigator Securities Lending Government Money Market Portfolio(11)	13,799,447	13,799,447
		28,257,966
Treasury Bills(10) — 0.1%
U.S. Treasury Bills, 4.52%, 8/26/25	$500,000	498,509
TOTAL SHORT-TERM INVESTMENTS (Cost $33,756,442)		33,757,821
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $537,066,882)		716,844,922
OTHER ASSETS AND LIABILITIES — (3.2)%		(22,058,855)
TOTAL NET ASSETS — 100.0%		$694,786,067

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	710,882	USD	458,022	Goldman Sachs & Co. LLC	9/17/25	$(807)
AUD	109,281	USD	71,083	JPMorgan Chase Bank NA	9/17/25	(798)
USD	130,751	AUD	199,959	Citibank NA	9/17/25	2,144
BRL	2,048,371	USD	359,882	Goldman Sachs & Co. LLC	9/17/25	1,863
USD	362,176	BRL	2,048,371	Citibank NA	9/17/25	431
CAD	201,000	USD	147,735	Morgan Stanley & Co. LLC	9/17/25	(2,338)
CAD	1,228,735	USD	889,531	Morgan Stanley & Co. LLC	9/17/25	(704)
CAD	19,868	USD	14,540	Citibank NA	9/26/25	(161)
CAD	7,680	USD	5,655	Citibank NA	9/26/25	(97)
CAD	27,138	USD	19,894	Citibank NA	9/26/25	(255)
CAD	7,089	USD	5,200	Citibank NA	9/26/25	(70)
USD	257,732	CAD	349,353	Citibank NA	9/17/25	5,022
USD	246,119	CAD	337,715	Citibank NA	9/26/25	1,719
USD	4,784	CAD	6,471	Citibank NA	9/26/25	102
USD	8,168	CAD	11,068	Citibank NA	9/26/25	158
USD	4,938	CAD	6,738	Citibank NA	9/26/25	62
USD	5,197	CAD	7,088	Citibank NA	9/26/25	68
USD	5,509	CAD	7,528	Citibank NA	9/26/25	61
CLP	81,989,336	USD	87,313	Morgan Stanley & Co. LLC	9/17/25	(3,010)
USD	83,861	CLP	81,989,336	Goldman Sachs & Co. LLC	9/17/25	(442)
CNY	489,500	USD	68,557	Citibank NA	8/5/25	(463)
CNY	2,918,211	USD	408,479	Goldman Sachs & Co. LLC	8/5/25	(2,526)
CNY	22,998,395	USD	3,215,659	UBS AG	9/4/25	(2,471)
USD	476,203	CNY	3,407,711	UBS AG	8/5/25	2,157
COP	720,559,242	USD	170,552	Citibank NA	9/17/25	837
USD	171,807	COP	720,559,242	Bank of America NA	9/17/25	418
CZK	5,346,983	USD	247,030	Goldman Sachs & Co. LLC	9/17/25	1,518
USD	248,844	CZK	5,346,983	UBS AG	9/17/25	296
EUR	6,737,910	USD	7,726,937	JPMorgan Chase Bank NA	9/17/25	(15,212)
EUR	6,251	USD	7,414	Goldman Sachs & Co. LLC	9/26/25	(255)
EUR	10,921	USD	12,722	Goldman Sachs & Co. LLC	9/26/25	(216)
EUR	49,062	USD	57,154	Goldman Sachs & Co. LLC	9/26/25	(969)
EUR	50,096	USD	58,719	JPMorgan Chase Bank NA	9/26/25	(1,349)
EUR	36,940	USD	43,407	Morgan Stanley & Co. LLC	9/26/25	(1,103)
EUR	2,271	USD	2,667	Morgan Stanley & Co. LLC	9/26/25	(66)
EUR	4,230	USD	4,997	Morgan Stanley & Co. LLC	9/26/25	(153)

Schedule of Investments - Strategic Allocation: Aggressive Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	64,895	USD	75,212	Morgan Stanley & Co. LLC	9/26/25	$(894)
EUR	57,654	USD	66,130	Morgan Stanley & Co. LLC	9/26/25	(105)
USD	16,992	EUR	14,360	Citibank NA	9/17/25	557
USD	4,349,910	EUR	3,728,035	Morgan Stanley & Co. LLC	9/17/25	83,070
USD	51,038	EUR	43,994	Goldman Sachs & Co. LLC	9/26/25	656
USD	568,564	EUR	490,095	Goldman Sachs & Co. LLC	9/26/25	7,304
USD	51,057	EUR	43,994	JPMorgan Chase Bank NA	9/26/25	674
USD	568,774	EUR	490,095	JPMorgan Chase Bank NA	9/26/25	7,514
USD	50,995	EUR	43,994	Morgan Stanley & Co. LLC	9/26/25	612
USD	568,076	EUR	490,095	Morgan Stanley & Co. LLC	9/26/25	6,815
USD	12,074	EUR	10,320	Morgan Stanley & Co. LLC	9/26/25	256
USD	57,118	EUR	48,624	Morgan Stanley & Co. LLC	9/26/25	1,433
USD	61,734	EUR	52,537	Morgan Stanley & Co. LLC	9/26/25	1,568
USD	3,530	EUR	3,019	Morgan Stanley & Co. LLC	9/26/25	72
USD	3,878	EUR	3,318	Morgan Stanley & Co. LLC	9/26/25	78
USD	79,459	EUR	67,314	Morgan Stanley & Co. LLC	9/26/25	2,371
USD	80,169	EUR	67,863	Morgan Stanley & Co. LLC	9/26/25	2,453
USD	93,831	EUR	79,416	Morgan Stanley & Co. LLC	9/26/25	2,883
USD	4,082	EUR	3,522	Morgan Stanley & Co. LLC	9/26/25	48
USD	51,034	EUR	43,994	UBS AG	9/26/25	652
USD	568,520	EUR	490,095	UBS AG	9/26/25	7,260
GBP	100,000	USD	134,434	JPMorgan Chase Bank NA	9/17/25	(2,312)
GBP	1,082,620	USD	1,448,442	Morgan Stanley & Co. LLC	9/17/25	(18,067)
GBP	1,007,727	USD	1,332,783	Morgan Stanley & Co. LLC	9/17/25	(1,358)
GBP	25,308	USD	33,502	Bank of America NA	9/26/25	(62)
USD	1,594,336	GBP	1,170,506	Morgan Stanley & Co. LLC	9/17/25	47,845
USD	17,981	GBP	13,106	Morgan Stanley & Co. LLC	9/17/25	665
USD	368,220	GBP	274,940	Bank of America NA	9/26/25	4,933
USD	35,746	GBP	26,072	Bank of America NA	9/26/25	1,296
USD	37,295	GBP	27,362	Bank of America NA	9/26/25	1,141
USD	28,844	GBP	21,336	Bank of America NA	9/26/25	652
USD	33,535	GBP	24,979	Bank of America NA	9/26/25	529
USD	368,279	GBP	274,940	Citibank NA	9/26/25	4,992
USD	368,358	GBP	274,940	Goldman Sachs & Co. LLC	9/26/25	5,071
HUF	38,351,875	USD	108,789	Goldman Sachs & Co. LLC	9/17/25	391
USD	109,347	HUF	38,351,875	Goldman Sachs & Co. LLC	9/17/25	167
IDR	1,269,593,316	USD	77,704	Citibank NA	9/17/25	(861)
USD	358,002	IDR	5,917,101,505	Citibank NA	9/17/25	(134)
INR	41,759,769	USD	485,943	Bank of America NA	9/17/25	(9,879)
USD	475,612	INR	41,759,769	Citibank NA	9/17/25	(451)
JPY	21,583,861	USD	151,061	Bank of America NA	9/17/25	(7,230)
JPY	440,253,539	USD	2,947,202	Morgan Stanley & Co. LLC	9/17/25	(13,420)
USD	307,274	JPY	43,587,802	Morgan Stanley & Co. LLC	9/17/25	16,812
USD	24,661	JPY	3,511,289	Morgan Stanley & Co. LLC	9/17/25	1,262
USD	304,894	JPY	45,188,775	Morgan Stanley & Co. LLC	9/17/25	3,763
KRW	533,090,462	USD	383,066	Goldman Sachs & Co. LLC	9/17/25	(100)
MXN	17,189,753	USD	907,682	JPMorgan Chase Bank NA	9/17/25	(776)
USD	384,718	MXN	7,406,656	Bank of America NA	9/17/25	(6,046)
USD	517,145	MXN	9,783,098	Goldman Sachs & Co. LLC	9/17/25	1,004
MYR	1,836,034	USD	436,268	Goldman Sachs & Co. LLC	9/17/25	(5,574)
MYR	262,395	USD	61,813	Morgan Stanley & Co. LLC	9/17/25	(261)

Schedule of Investments - Strategic Allocation: Aggressive Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	556,489	MYR	2,340,594	Morgan Stanley & Co. LLC	9/17/25	$7,437
USD	365,894	MYR	1,562,366	Morgan Stanley & Co. LLC	9/17/25	(604)
NOK	499,824	USD	48,442	Citibank NA	9/17/25	(83)
USD	49,472	NOK	492,533	Citibank NA	9/17/25	1,819
USD	1,325,641	NZD	2,191,207	Citibank NA	9/17/25	32,780
USD	335,451	NZD	551,566	Morgan Stanley & Co. LLC	9/17/25	10,015
PEN	319,607	USD	87,860	Bank of America NA	9/17/25	989
PLN	1,344,240	USD	360,007	Bank of America NA	9/17/25	(1,571)
USD	261,771	PLN	980,104	Morgan Stanley & Co. LLC	9/17/25	429
USD	448,734	PLN	1,629,400	UBS AG	9/17/25	14,260
RON	703,209	USD	158,461	JPMorgan Chase Bank NA	9/17/25	(741)
USD	157,957	RON	703,209	Citibank NA	9/17/25	237
THB	10,587,696	USD	326,483	Morgan Stanley & Co. LLC	9/17/25	(1,377)
THB	3,486,020	USD	107,175	UBS AG	9/17/25	(134)
USD	430,985	THB	14,073,716	Morgan Stanley & Co. LLC	9/17/25	(1,162)
TRY	2,335,596	USD	54,072	Citibank NA	9/17/25	1,276
USD	55,169	TRY	2,335,596	Goldman Sachs & Co. LLC	9/17/25	(179)
USD	205,463	ZAR	3,650,683	Goldman Sachs & Co. LLC	9/17/25	5,661
USD	361,788	ZAR	6,584,919	Goldman Sachs & Co. LLC	9/17/25	1,396
ZAR	6,544,017	USD	367,165	Bank of America NA	9/17/25	(9,012)
						$194,096

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	8	September 2025	$695,843	$3,467
Euro-Bund 10-Year Bonds	3	September 2025	444,041	(4,799)
Euro-OAT 10-Year Bonds	5	September 2025	703,492	(8,738)
Japanese 10-Year Government Bonds	2	September 2025	1,830,637	(15,332)
U.K. Gilt 10-Year Bonds	24	September 2025	2,921,066	29,039
U.S. Treasury 5-Year Notes	28	September 2025	3,028,812	(433)
			$9,623,891	$3,204
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	29	September 2025	$6,002,547	$3,686
U.S. Treasury 10-Year Notes	1	September 2025	111,063	982
U.S. Treasury 10-Year Ultra Notes	42	September 2025	4,749,281	(20,578)
			$10,862,891	$(15,910)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Strategic Allocation: Aggressive Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 44	Sell	5.00%	6/20/30	$7,780,000	$327,358	$279,917	$607,275
Markit iTraxx Europe Crossover Index Series 43	Sell	5.00%	6/20/30	EUR 1,050,000	115,721	8,788	124,509
Markit iTraxx Europe Senior Financial Index Series 42	Sell	1.00%	12/20/29	EUR 2,450,000	44,225	17,998	62,223
					$487,304	$306,703	$794,007
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GDR	–	Global Depositary Receipt
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	Romanian New Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	–	Thai Baht
TRY	–	Turkish Lira
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar

Schedule of Investments - Strategic Allocation: Aggressive Fund

VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,972,181. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,283,404.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,697,762, which represented 3.3% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)Escrowed to maturity in U.S. government securities or state and local government securities.
(10)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(11)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,386,797, which includes securities collateral of $1,587,350.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended July 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,565	—	—	$(56)	$13,509	288	—	$671
American Century Focused Dynamic Growth ETF(3)	40,113	—	$5,336	5,877	40,654	356	$5,465	—
American Century Focused Large Cap Value ETF	38,905	$602	1,106	2,391	40,792	572	355	799
American Century Multisector Income ETF	23,082	1,329	—	7	24,418	557	—	1,461
American Century Quality Diversified International ETF	30,053	1,602	929	4,649	35,375	616	49	939
American Century Short Duration Strategic Income ETF	3,647	—	—	(1)	3,646	71	—	196
American Century U.S. Quality Growth ETF	35,678	1,277	4,215	5,536	38,276	350	4,155	100
American Century U.S. Quality Value ETF(4)	36,875	630	1,465	1,447	37,487	611	128	681
Avantis Emerging Markets Equity ETF(4)	36,647	9,880	10,580	3,280	39,227	567	1,659	1,212
Avantis International Equity ETF	19,478	17,871	12,889	1,874	26,334	359	676	797
Avantis International Small Cap Value ETF(4)	9,014	315	648	1,401	10,082	126	180	390
Avantis U.S. Equity ETF	41,243	3,699	4,883	3,392	43,451	421	1,114	573
Avantis U.S. Small Cap Value ETF	14,647	209	1,067	(1,197)	12,592	136	260	220
American Century Emerging Markets Bond ETF	5,185	—	6,661	1,476	—	—	(1,419)	61
	$348,132	$37,414	$49,779	$30,076	$365,843	5,030	$12,622	$8,100
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.

Schedule of Investments - Strategic Allocation: Aggressive Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$365,843,123	—	—
Common Stocks	167,263,143	$56,648,257	—
U.S. Treasury Securities	—	37,519,925	—
U.S. Government Agency Mortgage-Backed Securities	—	20,820,519	—
Corporate Bonds	—	11,117,045	—
Collateralized Mortgage Obligations	—	8,975,806	—
Sovereign Governments and Agencies	—	7,382,301	—
Commercial Mortgage-Backed Securities	—	2,398,180	—
Exchange-Traded Funds	1,714,598	—	—
Asset-Backed Securities	—	1,442,583	—
Collateralized Loan Obligations	—	727,747	—
Preferred Securities	—	672,133	—
Convertible Preferred Securities	—	318,260	—
Municipal Securities	—	243,481	—
Short-Term Investments	28,257,966	5,499,855	—
	$563,078,830	$153,766,092	—
Other Financial Instruments
Futures Contracts	$4,668	$32,506	—
Swap Agreements	—	794,007	—
Forward Foreign Currency Exchange Contracts	—	309,954	—
	$4,668	$1,136,467	—

Liabilities
Other Financial Instruments
Futures Contracts	$21,011	$28,869	—
Forward Foreign Currency Exchange Contracts	—	115,858	—
	$21,011	$144,727	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$9,714	$9,714
Unrealized appreciation on forward foreign currency exchange contracts	—	$309,954	—	309,954
				$319,668
Liability Derivatives:
Payable for variation margin on swap agreements*	$9,513	—	—	$9,513
Unrealized depreciation on forward foreign currency exchange contracts	—	$115,858	—	115,858
				$125,371
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Schedule of Investments - Strategic Allocation: Aggressive Fund
The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended July 31, 2025.

	Type of Risk Exposure
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(369,076)	—	$(369,076)
Futures contract transactions	—	—	$313,157	313,157
Swap agreement transactions	$1,023,277	—	—	1,023,277
				$967,358
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$254,744	—	$254,744
Futures contracts	—	—	$(642,181)	(642,181)
Swap agreements	$(298,550)	—	—	(298,550)
				$(685,987)

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund
Assets
Investment securities, at value	$186,381,887	$417,137,299
Investment securities - affiliated, at value	99,248,924	337,874,360
Investment made with cash collateral received for securities on loan, at value	1,746,235	10,975,407
Cash	109,973	294,521
Foreign currency holdings, at value	10,012	18,724
Receivable for investments sold	5,783,383	10,588,733
Receivable for capital shares sold	47,661	354,066
Receivable for variation margin on futures contracts	18,092	30,336
Unrealized appreciation on forward foreign currency exchange contracts	343,312	532,586
Interest and dividends receivable	735,829	1,434,786
Securities lending receivable	3,771	11,978
Other assets	—	16,226
	294,429,079	779,269,022

Liabilities
Payable for collateral received for securities on loan	1,746,235	10,975,407
Payable for investments purchased	15,495,692	27,630,109
Payable for capital shares redeemed	125,140	300,112
Payable for variation margin on swap agreements	979	3,926
Unrealized depreciation on forward foreign currency exchange contracts	54,603	101,796
Accrued management fees	145,998	374,056
Distribution and service fees payable	22,595	75,233
Accrued foreign taxes	254	524
	17,591,496	39,461,163

Net Assets	$276,837,583	$739,807,859

Net Assets Consist of:
Capital (par value and paid-in surplus)	$234,417,007	$562,115,938
Distributable earnings (loss)	42,420,576	177,691,921
	$276,837,583	$739,807,859

Investment securities, at cost	$175,738,011	$369,187,463
Investment securities on loan, at value	$540,659	$1,592,356
Investment securities - affiliated, at cost	$71,804,415	$230,871,370
Investment securities on loan - affiliated, at value	$1,573,753	$10,445,212
Investment made with cash collateral received for securities on loan, at cost	$1,746,235	$10,975,407
Foreign currency holdings, at cost	$27,154	$66,527

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Strategic Allocation: Conservative Fund
Investor Class, $0.01 Par Value	$110,611,671	19,561,134	$5.65
I Class, $0.01 Par Value	$22,912,218	4,050,418	$5.66
A Class, $0.01 Par Value	$68,525,474	12,133,354	$5.65
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$5.99
C Class, $0.01 Par Value	$4,583,591	834,176	$5.49
R Class, $0.01 Par Value	$9,525,320	1,692,549	$5.63
R5 Class, $0.01 Par Value	$8,203	1,449	$5.66
R6 Class, $0.01 Par Value	$60,671,106	10,723,059	$5.66
Strategic Allocation: Moderate Fund
Investor Class, $0.01 Par Value	$226,765,188	33,277,380	$6.81
I Class, $0.01 Par Value	$73,790,911	10,820,335	$6.82
A Class, $0.01 Par Value	$261,796,560	38,606,866	$6.78
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$7.19
C Class, $0.01 Par Value	$9,285,818	1,417,747	$6.55
R Class, $0.01 Par Value	$26,411,872	3,939,380	$6.70
R5 Class, $0.01 Par Value	$9,463	1,386	$6.83
R6 Class, $0.01 Par Value	$141,748,047	20,836,898	$6.80
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2025
Strategic Allocation: Aggressive Fund
Assets
Investment securities, at value	$337,202,352
Investment securities - affiliated, at value	365,843,123
Investment made with cash collateral received for securities on loan, at value	13,799,447
Foreign currency holdings, at value	11,553
Receivable for investments sold	6,519,063
Receivable for capital shares sold	292,589
Receivable for variation margin on futures contracts	9,714
Unrealized appreciation on forward foreign currency exchange contracts	309,954
Interest and dividends receivable	877,627
Securities lending receivable	12,579
Other assets	23,474
724,901,475

Liabilities
Disbursements in excess of demand deposit cash	449
Payable for collateral received for securities on loan	13,799,447
Payable for investments purchased	15,416,893
Payable for capital shares redeemed	434,173
Payable for variation margin on swap agreements	9,513
Unrealized depreciation on forward foreign currency exchange contracts	115,858
Accrued management fees	288,366
Distribution and service fees payable	50,435
Accrued foreign taxes	274
30,115,408

Net Assets	$694,786,067

Net Assets Consist of:
Capital (par value and paid-in surplus)	$487,022,579
Distributable earnings (loss)	207,763,488
$694,786,067

Investment securities, at cost	$285,108,648
Investment securities on loan, at value	$1,717,974
Investment securities - affiliated, at cost	$238,158,787
Investment securities on loan - affiliated, at value	$13,254,207
Investment made with cash collateral received for securities on loan, at cost	$13,799,447
Foreign currency holdings, at cost	$55,743

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Strategic Allocation: Aggressive Fund
Investor Class, $0.01 Par Value	$249,750,351	29,193,250	$8.56
I Class, $0.01 Par Value	$31,772,768	3,755,874	$8.46
A Class, $0.01 Par Value	$154,933,521	17,875,415	$8.67
Maximum Offering Price Per Share (net asset value divide by 0.9425)			$9.20
C Class, $0.01 Par Value	$13,073,918	1,575,985	$8.30
R Class, $0.01 Par Value	$14,659,872	1,694,736	$8.65
R5 Class, $0.01 Par Value	$14,914	1,761	$8.47
R6 Class, $0.01 Par Value	$230,580,723	27,371,164	$8.42
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$3,076,025	$8,915,497
Dividends	1,084,960	3,752,650
Interest	5,024,305	8,357,786
Securities lending, net	22,987	175,248
Less foreign taxes withheld	(52,727)	(165,174)
	9,155,550	21,036,007

Expenses:
Management fees	2,582,245	7,522,361
Distribution and service fees:
A Class	175,838	648,133
C Class	48,288	108,103
R Class	46,095	133,548
Directors' fees and expenses	8,817	22,695
Other expenses	19,955	44,519
	2,881,238	8,479,359
Fees waived	(833,073)	(3,125,547)
	2,048,165	5,353,812

Net investment income (loss)	7,107,385	15,682,195

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,118,270	11,426,101
Sales of investments in affiliated funds	7,286,533	16,791,016
Forward foreign currency exchange contract transactions	(412,634)	(487,572)
Futures contract transactions	222,256	1,369
Swap agreement transactions	(135,742)	(26,783)
Foreign currency translation transactions	8,717	9,410
	8,087,400	27,713,541

Change in net unrealized appreciation (depreciation) on:
Investments*	5,259,766	9,083,301
Investments in affiliated funds	2,159,503	19,569,000
Forward foreign currency exchange contracts	418,873	565,708
Futures contracts	(454,839)	(780,585)
Swap agreements	149,824	286,717
Translation of assets and liabilities in foreign currencies	939	5,925
	7,534,066	28,730,066

Net realized and unrealized gain (loss)	15,621,466	56,443,607

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,728,851	$72,125,802

*Includes (increase) decrease in accrued foreign taxes	$(254)	$(524)
See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2025
Strategic Allocation: Aggressive Fund
Investment Income (Loss)
Income:
Income distributions from affiliated funds	$8,100,270
Dividends	3,995,844
Interest	4,564,856
Securities lending, net	439,960
Less foreign taxes withheld	(169,754)
16,931,176

Expenses:
Management fees	6,891,188
Distribution and service fees:
A Class	375,785
C Class	129,984
R Class	70,735
Directors' fees and expenses	20,430
Other expenses	55,919
7,544,041
Fees waived	(3,604,069)
3,939,972

Net investment income (loss)	12,991,204

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,065,661
Sales of investments in affiliated funds	12,622,495
Forward foreign currency exchange contract transactions	(369,076)
Futures contract transactions	313,157
Swap agreement transactions	1,023,277
Foreign currency translation transactions	(2,160)
29,653,354

Change in net unrealized appreciation (depreciation) on:
Investments*	5,944,598
Investments in affiliated funds	30,076,307
Forward foreign currency exchange contracts	254,744
Futures contracts	(642,181)
Swap agreements	(298,550)
Translation of assets and liabilities in foreign currencies	(6,612)
35,328,306

Net realized and unrealized gain (loss)	64,981,660

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,972,864

*Includes (increase) decrease in accrued foreign taxes	$(274)

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	Strategic Allocation: Conservative Fund		Strategic Allocation: Moderate Fund
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$7,107,385	$8,121,471	$15,682,195	$15,942,899
Net realized gain (loss)	8,087,400	8,531,126	27,713,541	23,358,918
Change in net unrealized appreciation (depreciation)	7,534,066	12,145,681	28,730,066	38,752,306
Net increase (decrease) in net assets resulting from operations	22,728,851	28,798,278	72,125,802	78,054,123

Distributions to Shareholders
From earnings:
Investor Class	(7,915,559)	(2,572,031)	(12,881,685)	(4,640,706)
I Class	(1,642,258)	(552,227)	(4,375,192)	(1,462,818)
A Class	(4,782,252)	(1,400,519)	(13,966,120)	(4,302,501)
C Class	(295,530)	(67,873)	(563,765)	(136,756)
R Class	(602,952)	(155,178)	(1,395,997)	(367,434)
R5 Class	(565)	(208)	(512)	(12,336)
R6 Class	(4,338,973)	(2,348,990)	(8,446,444)	(2,972,781)
Decrease in net assets from distributions	(19,578,089)	(7,097,026)	(41,629,715)	(13,895,332)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(49,930,001)	(32,589,475)	(44,786,757)	(64,164,875)

Net increase (decrease) in net assets	(46,779,239)	(10,888,223)	(14,290,670)	(6,084)

Net Assets
Beginning of period	323,616,822	334,505,045	754,098,529	754,104,613
End of period	$276,837,583	$323,616,822	$739,807,859	$754,098,529

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2025 AND JULY 31, 2024
	Strategic Allocation: Aggressive Fund
Increase (Decrease) in Net Assets	July 31, 2025	July 31, 2024
Operations
Net investment income (loss)	$12,991,204	$12,269,695
Net realized gain (loss)	29,653,354	28,829,823
Change in net unrealized appreciation (depreciation)	35,328,306	37,763,145
Net increase (decrease) in net assets resulting from operations	77,972,864	78,862,663

Distributions to Shareholders
From earnings:
Investor Class	(15,941,418)	(5,694,464)
I Class	(2,153,201)	(1,435,120)
A Class	(9,269,895)	(3,064,551)
C Class	(735,773)	(193,914)
R Class	(824,049)	(251,898)
R5 Class	(901)	(653)
R6 Class	(14,489,592)	(5,004,998)
Decrease in net assets from distributions	(43,414,829)	(15,645,598)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,284,258)	(67,260,838)

Net increase (decrease) in net assets	32,273,777	(4,043,773)

Net Assets
Beginning of period	662,512,290	666,556,063
End of period	$694,786,067	$662,512,290

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2025

1. Organization

American Century Strategic Asset Allocations, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund is an asset allocation fund, meaning that it diversifies its investments among equity securities, bonds and money market instruments. The funds may invest in varying combinations of other affiliated investment companies such as mutual funds and exchange-traded funds advised by American Century Investments (affiliated funds). The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

Strategic Allocation: Conservative Fund	Investor, I, A, C, R, R5, R6
Strategic Allocation: Moderate Fund	Investor, I, A, C, R, R5, R6
Strategic Allocation: Aggressive Fund	Investor, I, A, C, R, R5, R6

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Strategic Allocation: Conservative Fund	Quarterly
Strategic Allocation: Moderate Fund	Quarterly
Strategic Allocation: Aggressive Fund	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account a fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor will waive the portion of a fund's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which a fund invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on a fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee including any waiver impacts for the period ended July 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Conservative Fund		Before Waiver	After Waiver
Investor Class	0.80% to 1.00%	1.00%	0.71%	$327,247
I Class	0.60% to 0.80%	0.80%	0.51%	$66,080
A Class	0.80% to 1.00%	1.00%	0.71%	$204,836
C Class	0.80% to 1.00%	1.00%	0.71%	$14,062
R Class	0.80% to 1.00%	1.00%	0.71%	$26,845
R5 Class	0.60% to 0.80%	0.80%	0.51%	$22
R6 Class	0.45% to 0.65%	0.65%	0.36%	$193,981
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.18% of the fund's management fee during the period ended July 31, 2025. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Moderate Fund		Before Waiver	After Waiver
Investor Class	0.90% to 1.10%	1.10%	0.68%	$965,163
I Class	0.70% to 0.90%	0.90%	0.48%	$314,303
A Class	0.90% to 1.10%	1.10%	0.68%	$1,091,258
C Class	0.90% to 1.10%	1.10%	0.68%	$45,501
R Class	0.90% to 1.10%	1.10%	0.68%	$112,429
R5 Class	0.70% to 0.90%	0.90%	0.48%	$37
R6 Class	0.55% to 0.75%	0.75%	0.33%	$596,856
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.27% of the fund's management fee during the period ended July 31, 2025. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

	Management Fee Schedule Range	Effective Annual Management Fee		Management Fee Waived
Strategic Allocation: Aggressive Fund		Before Waiver	After Waiver
Investor Class	0.90% to 1.15%	1.15%	0.61%	$1,322,894
I Class	0.70% to 0.95%	0.95%	0.41%	$172,464
A Class	0.90% to 1.15%	1.15%	0.61%	$808,412
C Class	0.90% to 1.15%	1.15%	0.61%	$69,907
R Class	0.90% to 1.15%	1.15%	0.61%	$76,085
R5 Class	0.70% to 0.95%	0.95%	0.41%	$73
R6 Class	0.55% to 0.80%	0.80%	0.26%	$1,154,234
In addition to the underlying funds waiver, the investment advisor agreed to waive 0.37% of the fund's management fee during the period ended July 31, 2025. The investment advisor expects this waiver to continue until July 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security.

During the period, the interfund purchases and sales and the effect of interfund transactions on the Statement of Operations were as follows:

	Interfund Purchases	Interfund Sales	Net Realized Gain (loss) on Investment Transactions
Strategic Allocation: Conservative Fund	$1,827	$4,770	$(1,018)
Strategic Allocation: Moderate Fund	$10,319	$8,901	$(1,115)
Strategic Allocation: Aggressive Fund	$13,072	$9,405	$(855)

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended July 31, 2025 were as follows:

	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund	Strategic Allocation: Aggressive Fund
Purchases of U.S. Treasury and Government Agency obligations	$166,460,823	$292,396,032	$165,036,950
Purchases of other investment securities	$91,937,276	$240,358,354	$227,831,470
Total Purchases	$258,398,099	$532,754,386	$392,868,420

Sales of U.S. Treasury and Government Agency obligations	$176,252,250	$288,046,252	$158,251,178
Sales of other investment securities	$115,478,089	$262,443,656	$235,151,681
Total Sales	$291,730,339	$550,489,908	$393,402,859

5. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Strategic Allocation: Conservative Fund
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	1,490,304	$8,289,788	892,378	$4,739,938
Issued in reinvestment of distributions	1,407,775	7,700,061	467,961	2,490,715
Redeemed	(4,096,470)	(22,980,226)	(4,565,609)	(24,253,101)
	(1,198,391)	(6,990,377)	(3,205,270)	(17,022,448)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	966,054	5,401,287	1,109,924	5,874,997
Issued in reinvestment of distributions	300,062	1,641,810	103,710	552,174
Redeemed	(1,276,534)	(7,128,990)	(1,730,234)	(9,247,970)
	(10,418)	(85,893)	(516,600)	(2,820,799)
A Class/Shares Authorized	270,000,000		270,000,000
Sold	1,171,852	6,529,900	1,686,051	8,841,087
Issued in reinvestment of distributions	864,147	4,723,423	260,101	1,383,801
Redeemed	(2,955,912)	(16,554,869)	(3,097,932)	(16,419,025)
	(919,913)	(5,301,546)	(1,151,780)	(6,194,137)
C Class/Shares Authorized	70,000,000		70,000,000
Sold	117,538	630,221	224,588	1,160,820
Issued in reinvestment of distributions	55,594	295,451	13,047	67,625
Redeemed	(282,526)	(1,531,691)	(488,428)	(2,503,771)
	(109,394)	(606,019)	(250,793)	(1,275,326)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	199,152	1,098,983	677,356	3,680,824
Issued in reinvestment of distributions	110,471	601,463	29,129	154,891
Redeemed	(349,746)	(1,968,347)	(631,885)	(3,410,792)
	(40,123)	(267,901)	74,600	424,923
R5 Class/Shares Authorized	150,000,000		150,000,000
Sold	—	—	53	276
Issued in reinvestment of distributions	104	565	39	208
Redeemed	—	—	(457)	(2,534)
	104	565	(365)	(2,050)
R6 Class/Shares Authorized	235,000,000		235,000,000
Sold	4,610,710	25,611,181	3,846,752	20,385,164
Issued in reinvestment of distributions	793,089	4,338,973	440,923	2,348,865
Redeemed	(11,634,447)	(66,628,984)	(5,382,080)	(28,433,667)
	(6,230,648)	(36,678,830)	(1,094,405)	(5,699,638)
Net increase (decrease)	(8,508,783)	$(49,930,001)	(6,144,613)	$(32,589,475)

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Strategic Allocation: Moderate Fund
Investor Class/Shares Authorized	790,000,000		790,000,000
Sold	2,358,019	$15,587,240	2,134,083	$12,932,030
Issued in reinvestment of distributions	1,943,728	12,595,148	746,805	4,550,129
Redeemed	(7,203,685)	(47,572,263)	(9,477,638)	(57,731,315)
	(2,901,938)	(19,389,875)	(6,596,750)	(40,249,156)
I Class/Shares Authorized	380,000,000		380,000,000
Sold	2,495,739	16,544,258	5,860,046	34,750,637
Issued in reinvestment of distributions	674,379	4,373,097	238,952	1,460,252
Redeemed	(4,018,444)	(26,448,731)	(3,748,753)	(23,075,265)
	(848,326)	(5,531,376)	2,350,245	13,135,624
A Class/Shares Authorized	670,000,000		670,000,000
Sold	3,018,713	19,759,330	3,434,687	20,558,536
Issued in reinvestment of distributions	2,109,144	13,594,280	690,131	4,188,401
Redeemed	(6,991,352)	(45,773,184)	(8,508,318)	(50,787,481)
	(1,863,495)	(12,419,574)	(4,383,500)	(26,040,544)
C Class/Shares Authorized	160,000,000		160,000,000
Sold	151,927	969,280	185,795	1,094,748
Issued in reinvestment of distributions	90,523	563,312	23,191	136,594
Redeemed	(759,685)	(4,764,700)	(854,493)	(5,043,585)
	(517,235)	(3,232,108)	(645,507)	(3,812,243)
R Class/Shares Authorized	90,000,000		90,000,000
Sold	406,645	2,638,839	467,093	2,808,659
Issued in reinvestment of distributions	219,084	1,395,932	61,131	367,423
Redeemed	(907,775)	(5,932,716)	(692,351)	(4,111,706)
	(282,046)	(1,897,945)	(164,127)	(935,624)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	18,000	105,149
Issued in reinvestment of distributions	78	512	2,051	12,336
Redeemed	—	—	(133,354)	(854,516)
	78	512	(113,303)	(737,031)
R6 Class/Shares Authorized	295,000,000		295,000,000
Sold	3,956,287	26,091,837	5,690,859	34,338,619
Issued in reinvestment of distributions	1,305,795	8,446,444	488,106	2,972,781
Redeemed	(5,573,742)	(36,854,672)	(7,177,803)	(42,837,301)
	(311,660)	(2,316,391)	(998,838)	(5,525,901)
Net increase (decrease)	(6,724,622)	$(44,786,757)	(10,551,780)	$(64,164,875)

	Year ended July 31, 2025		Year ended July 31, 2024
	Shares	Amount	Shares	Amount
Strategic Allocation: Aggressive Fund
Investor Class/Shares Authorized	550,000,000		550,000,000
Sold	2,020,800	$16,540,941	1,998,297	$15,048,008
Issued in reinvestment of distributions	1,986,899	15,716,369	757,363	5,604,485
Redeemed	(5,532,584)	(45,363,863)	(5,880,647)	(43,821,326)
	(1,524,885)	(13,106,553)	(3,124,987)	(23,168,833)
I Class/Shares Authorized	150,000,000		150,000,000
Sold	509,819	4,146,780	511,844	3,792,337
Issued in reinvestment of distributions	273,931	2,139,399	195,325	1,427,827
Redeemed	(1,107,150)	(9,006,081)	(4,431,143)	(33,472,555)
	(323,400)	(2,719,902)	(3,723,974)	(28,252,391)
A Class/Shares Authorized	325,000,000		325,000,000
Sold	1,708,040	14,196,612	1,760,537	12,994,816
Issued in reinvestment of distributions	1,134,414	9,098,002	399,673	2,997,550
Redeemed	(3,193,923)	(26,428,667)	(3,538,542)	(26,871,299)
	(351,469)	(3,134,053)	(1,378,332)	(10,878,933)
C Class/Shares Authorized	90,000,000		90,000,000
Sold	246,805	1,953,203	270,232	1,973,647
Issued in reinvestment of distributions	95,431	735,773	26,793	193,715
Redeemed	(472,996)	(3,746,801)	(649,897)	(4,709,502)
	(130,760)	(1,057,825)	(352,872)	(2,542,140)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	226,741	1,870,832	258,075	1,958,824
Issued in reinvestment of distributions	101,876	817,046	33,342	250,061
Redeemed	(384,785)	(3,209,034)	(456,216)	(3,418,011)
	(56,168)	(521,156)	(164,799)	(1,209,126)
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	79	646	445	3,176
Issued in reinvestment of distributions	115	901	89	653
Redeemed	(11)	(95)	(1,996)	(15,242)
	183	1,452	(1,462)	(11,413)
R6 Class/Shares Authorized	455,000,000		455,000,000
Sold	5,487,469	44,331,393	4,548,197	33,446,543
Issued in reinvestment of distributions	1,864,812	14,489,592	687,500	5,004,998
Redeemed	(5,013,458)	(40,567,206)	(5,430,890)	(39,649,543)
	2,338,823	18,253,779	(195,193)	(1,198,002)
Net increase (decrease)	(47,676)	$(2,284,258)	(8,941,619)	$(67,260,838)

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The average notional exposure to credit risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$3,191,936
Strategic Allocation: Moderate Fund	$10,958,720
Strategic Allocation: Aggressive Fund	$14,328,862

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms.

The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Strategic Allocation: Conservative Fund	$21,238,418
Strategic Allocation: Moderate Fund	$35,631,383
Strategic Allocation: Aggressive Fund	$21,806,638

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Strategic Allocation: Conservative Fund	$15,093,732	$7,709,461
Strategic Allocation: Moderate Fund	$26,385,404	$8,511,164
Strategic Allocation: Aggressive Fund	$14,744,349	$7,788,108

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024 were as follows:

	2025		2024
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation: Conservative Fund	$9,154,096	$10,423,993	$6,876,315	$220,711
Strategic Allocation: Moderate Fund	$19,446,315	$22,183,400	$13,895,193	$139
Strategic Allocation: Aggressive Fund	$14,738,278	$28,676,551	$12,151,279	$3,494,319

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Strategic Allocation: Conservative Fund	Strategic Allocation: Moderate Fund	Strategic Allocation: Aggressive Fund
Federal tax cost of investments	$250,145,830	$614,115,603	$540,181,761
Gross tax appreciation of investments	$46,428,721	$170,121,030	$189,459,702
Gross tax depreciation of investments	(9,197,505)	(18,249,567)	(12,796,541)
Net tax appreciation (depreciation) of investments	37,231,216	151,871,463	176,663,161
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(8,701)	(43,933)	172,633
Net tax appreciation (depreciation)	$37,222,515	$151,827,530	$176,835,794
Other book-to-tax adjustments	$(113,010)	$(97,499)	$(120,734)
Undistributed ordinary income	$393,419	$2,943,420	$9,038,291
Accumulated long-term gains	$4,917,652	$23,018,470	$22,010,137

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

9. Investments in Affiliated Funds

The funds do not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of an affiliated fund's net assets.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Conservative Fund
Investor Class
2025	$5.63	0.14	0.28	0.42	(0.14)	(0.26)	(0.40)	$5.65	7.85%	0.72%	1.01%	2.48%	2.19%	95%	$110,612
2024	$5.26	0.13	0.35	0.48	(0.11)	—(3)	(0.11)	$5.63	9.37%	0.72%	1.01%	2.49%	2.20%	30%	$116,902
2023	$5.35	0.12	0.03	0.15	(0.11)	(0.13)	(0.24)	$5.26	3.04%	0.72%	1.01%	2.39%	2.10%	21%	$126,027
2022	$6.39	0.12	(0.61)	(0.49)	(0.12)	(0.43)	(0.55)	$5.35	(8.39)%	0.72%	1.01%	2.00%	1.71%	40%	$136,990
2021	$5.65	0.08	0.92	1.00	(0.07)	(0.19)	(0.26)	$6.39	18.09%	0.76%	1.00%	1.38%	1.14%	57%	$167,285
I Class
2025	$5.63	0.15	0.29	0.44	(0.15)	(0.26)	(0.41)	$5.66	8.25%	0.52%	0.81%	2.68%	2.39%	95%	$22,912
2024	$5.26	0.14	0.35	0.49	(0.12)	—(3)	(0.12)	$5.63	9.59%	0.52%	0.81%	2.69%	2.40%	30%	$22,876
2023	$5.35	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.26	3.24%	0.52%	0.81%	2.59%	2.30%	21%	$24,080
2022	$6.40	0.13	(0.62)	(0.49)	(0.13)	(0.43)	(0.56)	$5.35	(8.35)%	0.52%	0.81%	2.20%	1.91%	40%	$35,548
2021	$5.65	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.40	18.51%	0.56%	0.80%	1.58%	1.34%	57%	$38,058
A Class
2025	$5.62	0.12	0.30	0.42	(0.13)	(0.26)	(0.39)	$5.65	7.77%	0.97%	1.26%	2.23%	1.94%	95%	$68,525
2024	$5.25	0.12	0.35	0.47	(0.10)	—(3)	(0.10)	$5.62	9.12%	0.97%	1.26%	2.24%	1.95%	30%	$73,419
2023	$5.34	0.11	0.03	0.14	(0.10)	(0.13)	(0.23)	$5.25	2.77%	0.97%	1.26%	2.14%	1.85%	21%	$74,616
2022	$6.39	0.10	(0.62)	(0.52)	(0.10)	(0.43)	(0.53)	$5.34	(8.78)%	0.97%	1.26%	1.75%	1.46%	40%	$79,128
2021	$5.65	0.07	0.92	0.99	(0.06)	(0.19)	(0.25)	$6.39	17.79%	1.01%	1.25%	1.13%	0.89%	57%	$92,011
C Class
2025	$5.48	0.08	0.27	0.35	(0.08)	(0.26)	(0.34)	$5.49	6.76%	1.72%	2.01%	1.48%	1.19%	95%	$4,584
2024	$5.12	0.08	0.34	0.42	(0.06)	—(3)	(0.06)	$5.48	8.37%	1.72%	2.01%	1.49%	1.20%	30%	$5,172
2023	$5.21	0.07	0.03	0.10	(0.06)	(0.13)	(0.19)	$5.12	2.05%	1.72%	2.01%	1.39%	1.10%	21%	$6,118
2022	$6.24	0.06	(0.60)	(0.54)	(0.06)	(0.43)	(0.49)	$5.21	(9.37)%	1.72%	2.01%	1.00%	0.71%	40%	$8,606
2021	$5.53	0.02	0.90	0.92	(0.02)	(0.19)	(0.21)	$6.24	16.90%	1.76%	2.00%	0.38%	0.14%	57%	$11,902
R Class
2025	$5.61	0.11	0.28	0.39	(0.11)	(0.26)	(0.37)	$5.63	7.34%	1.22%	1.51%	1.98%	1.69%	95%	$9,525
2024	$5.24	0.11	0.35	0.46	(0.09)	—(3)	(0.09)	$5.61	8.86%	1.22%	1.51%	1.99%	1.70%	30%	$9,714
2023	$5.32	0.10	0.03	0.13	(0.08)	(0.13)	(0.21)	$5.24	2.72%	1.22%	1.51%	1.89%	1.60%	21%	$8,681
2022	$6.37	0.09	(0.62)	(0.53)	(0.09)	(0.43)	(0.52)	$5.32	(9.04)%	1.22%	1.51%	1.50%	1.21%	40%	$10,251
2021	$5.63	0.05	0.93	0.98	(0.05)	(0.19)	(0.24)	$6.37	17.59%	1.26%	1.50%	0.88%	0.64%	57%	$11,768

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Conservative Fund
R5 Class
2025	$5.64	0.15	0.28	0.43	(0.15)	(0.26)	(0.41)	$5.66	8.05%	0.52%	0.81%	2.68%	2.39%	95%	$8
2024	$5.27	0.14	0.35	0.49	(0.12)	—(3)	(0.12)	$5.64	9.57%	0.52%	0.81%	2.69%	2.40%	30%	$8
2023	$5.36	0.13	0.03	0.16	(0.12)	(0.13)	(0.25)	$5.27	3.23%	0.52%	0.81%	2.59%	2.30%	21%	$9
2022	$6.41	0.10	(0.59)	(0.49)	(0.13)	(0.43)	(0.56)	$5.36	(8.34)%	0.52%	0.81%	2.20%	1.91%	40%	$8
2021	$5.66	0.10	0.93	1.03	(0.09)	(0.19)	(0.28)	$6.41	18.48%	0.56%	0.80%	1.58%	1.34%	57%	$38,543
R6 Class
2025	$5.63	0.16	0.29	0.45	(0.16)	(0.26)	(0.42)	$5.66	8.41%	0.37%	0.66%	2.83%	2.54%	95%	$60,671
2024	$5.26	0.15	0.35	0.50	(0.13)	—(3)	(0.13)	$5.63	9.76%	0.37%	0.66%	2.84%	2.55%	30%	$95,526
2023	$5.35	0.14	0.03	0.17	(0.13)	(0.13)	(0.26)	$5.26	3.40%	0.37%	0.66%	2.74%	2.45%	21%	$94,974
2022	$6.40	0.14	(0.62)	(0.48)	(0.14)	(0.43)	(0.57)	$5.35	(8.21)%	0.37%	0.66%	2.35%	2.06%	40%	$87,310
2021	$5.66	0.10	0.93	1.03	(0.10)	(0.19)	(0.29)	$6.40	18.48%	0.41%	0.65%	1.73%	1.49%	57%	$92,483

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Moderate Fund
Investor Class
2025	$6.54	0.14	0.50	0.64	(0.15)	(0.22)	(0.37)	$6.81	10.20%	0.69%	1.11%	2.14%	1.72%	75%	$226,765
2024	$5.99	0.13	0.54	0.67	(0.12)	—	(0.12)	$6.54	11.30%	0.69%	1.11%	2.21%	1.79%	28%	$236,663
2023	$6.00	0.12	0.20	0.32	(0.11)	(0.22)	(0.33)	$5.99	5.89%	0.69%	1.11%	2.10%	1.68%	25%	$256,440
2022	$7.40	0.10	(0.76)	(0.66)	(0.11)	(0.63)	(0.74)	$6.00	(9.97)%	0.70%	1.12%	1.55%	1.13%	39%	$262,310
2021	$6.25	0.07	1.43	1.50	(0.07)	(0.28)	(0.35)	$7.40	24.69%	0.73%	1.11%	1.01%	0.63%	48%	$332,602
I Class
2025	$6.55	0.15	0.50	0.65	(0.16)	(0.22)	(0.38)	$6.82	10.42%	0.49%	0.91%	2.34%	1.92%	75%	$73,791
2024	$6.00	0.15	0.53	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$76,385
2023	$6.00	0.13	0.21	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.28%	0.49%	0.91%	2.30%	1.88%	25%	$55,900
2022	$7.40	0.12	(0.77)	(0.65)	(0.12)	(0.63)	(0.75)	$6.00	(9.80)%	0.50%	0.92%	1.75%	1.33%	39%	$56,679
2021	$6.25	0.08	1.44	1.52	(0.09)	(0.28)	(0.37)	$7.40	24.93%	0.53%	0.91%	1.21%	0.83%	48%	$71,639
A Class
2025	$6.51	0.12	0.50	0.62	(0.13)	(0.22)	(0.35)	$6.78	9.98%	0.94%	1.36%	1.89%	1.47%	75%	$261,797
2024	$5.97	0.12	0.52	0.64	(0.10)	—	(0.10)	$6.51	10.89%	0.94%	1.36%	1.96%	1.54%	28%	$263,506
2023	$5.97	0.11	0.20	0.31	(0.09)	(0.22)	(0.31)	$5.97	5.82%	0.94%	1.36%	1.85%	1.43%	25%	$267,677
2022	$7.37	0.09	(0.77)	(0.68)	(0.09)	(0.63)	(0.72)	$5.97	(10.26)%	0.95%	1.37%	1.30%	0.88%	39%	$280,223
2021	$6.22	0.05	1.44	1.49	(0.06)	(0.28)	(0.34)	$7.37	24.48%	0.98%	1.36%	0.76%	0.38%	48%	$342,835
C Class
2025	$6.31	0.07	0.49	0.56	(0.10)	(0.22)	(0.32)	$6.55	9.15%	1.69%	2.11%	1.14%	0.72%	75%	$9,286
2024	$5.79	0.07	0.51	0.58	(0.06)	—	(0.06)	$6.31	10.09%	1.69%	2.11%	1.21%	0.79%	28%	$12,208
2023	$5.81	0.06	0.21	0.27	(0.07)	(0.22)	(0.29)	$5.79	5.12%	1.69%	2.11%	1.10%	0.68%	25%	$14,930
2022	$7.19	0.03	(0.73)	(0.70)	(0.05)	(0.63)	(0.68)	$5.81	(10.90)%	1.70%	2.12%	0.55%	0.13%	39%	$18,764
2021	$6.10	—(3)	1.39	1.39	(0.02)	(0.28)	(0.30)	$7.19	23.55%	1.73%	2.11%	0.01%	(0.37)%	48%	$28,683
R Class
2025	$6.44	0.11	0.49	0.60	(0.12)	(0.22)	(0.34)	$6.70	9.70%	1.19%	1.61%	1.64%	1.22%	75%	$26,412
2024	$5.91	0.10	0.52	0.62	(0.09)	—	(0.09)	$6.44	10.55%	1.19%	1.61%	1.71%	1.29%	28%	$27,204
2023	$5.91	0.09	0.21	0.30	(0.08)	(0.22)	(0.30)	$5.91	5.65%	1.19%	1.61%	1.60%	1.18%	25%	$25,907
2022	$7.31	0.07	(0.76)	(0.69)	(0.08)	(0.63)	(0.71)	$5.91	(10.56)%	1.20%	1.62%	1.05%	0.63%	39%	$30,086
2021	$6.17	0.03	1.43	1.46	(0.04)	(0.28)	(0.32)	$7.31	24.23%	1.23%	1.61%	0.51%	0.13%	48%	$38,353

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Moderate Fund
R5 Class
2025	$6.55	0.15	0.51	0.66	(0.16)	(0.22)	(0.38)	$6.83	10.57%	0.49%	0.91%	2.34%	1.92%	75%	$9
2024	$6.00	0.14	0.54	0.68	(0.13)	—	(0.13)	$6.55	11.50%	0.49%	0.91%	2.41%	1.99%	28%	$9
2023	$6.00	0.14	0.20	0.34	(0.12)	(0.22)	(0.34)	$6.00	6.27%	0.49%	0.91%	2.30%	1.88%	25%	$688
2022	$7.41	0.09	(0.75)	(0.66)	(0.12)	(0.63)	(0.75)	$6.00	(9.92)%	0.50%	0.92%	1.75%	1.33%	39%	$470
2021	$6.25	0.08	1.45	1.53	(0.09)	(0.28)	(0.37)	$7.41	25.10%	0.53%	0.91%	1.21%	0.83%	48%	$7,768
R6 Class
2025	$6.53	0.16	0.50	0.66	(0.17)	(0.22)	(0.39)	$6.80	10.61%	0.34%	0.76%	2.49%	2.07%	75%	$141,748
2024	$5.99	0.16	0.52	0.68	(0.14)	—	(0.14)	$6.53	11.52%	0.34%	0.76%	2.56%	2.14%	28%	$138,125
2023	$5.99	0.14	0.21	0.35	(0.13)	(0.22)	(0.35)	$5.99	6.45%	0.34%	0.76%	2.45%	2.03%	25%	$132,562
2022	$7.39	0.13	(0.77)	(0.64)	(0.13)	(0.63)	(0.76)	$5.99	(9.67)%	0.35%	0.77%	1.90%	1.48%	39%	$113,859
2021	$6.24	0.09	1.44	1.53	(0.10)	(0.28)	(0.38)	$7.39	25.17%	0.38%	0.76%	1.36%	0.98%	48%	$134,426

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Aggressive Fund
Investor Class
2025	$8.15	0.16	0.80	0.96	(0.15)	(0.40)	(0.55)	$8.56	12.26%	0.62%	1.16%	1.90%	1.36%	60%	$249,750
2024	$7.39	0.14	0.80	0.94	(0.14)	(0.04)	(0.18)	$8.15	12.93%	0.62%	1.16%	1.88%	1.34%	29%	$250,281
2023	$7.20	0.13	0.42	0.55	(0.11)	(0.25)	(0.36)	$7.39	8.35%	0.63%	1.17%	1.85%	1.31%	28%	$249,998
2022	$9.09	0.13	(0.93)	(0.80)	(0.14)	(0.95)	(1.09)	$7.20	(10.38)%	0.63%	1.17%	1.61%	1.07%	36%	$250,891
2021	$7.45	0.08	2.09	2.17	(0.06)	(0.47)	(0.53)	$9.09	30.04%	0.67%	1.16%	0.95%	0.46%	44%	$316,039
I Class
2025	$8.06	0.17	0.80	0.97	(0.17)	(0.40)	(0.57)	$8.46	12.51%	0.42%	0.96%	2.10%	1.56%	60%	$31,773
2024	$7.31	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.06	13.16%	0.42%	0.96%	2.08%	1.54%	29%	$32,894
2023	$7.13	0.14	0.42	0.56	(0.13)	(0.25)	(0.38)	$7.31	8.51%	0.43%	0.97%	2.05%	1.51%	28%	$57,065
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$60,934
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.42%	0.47%	0.96%	1.15%	0.66%	44%	$55,466
A Class
2025	$8.25	0.14	0.81	0.95	(0.13)	(0.40)	(0.53)	$8.67	11.95%	0.87%	1.41%	1.65%	1.11%	60%	$154,934
2024	$7.48	0.12	0.81	0.93	(0.12)	(0.04)	(0.16)	$8.25	12.63%	0.87%	1.41%	1.63%	1.09%	29%	$150,330
2023	$7.28	0.11	0.44	0.55	(0.10)	(0.25)	(0.35)	$7.48	8.12%	0.88%	1.42%	1.60%	1.06%	28%	$146,576
2022	$9.18	0.11	(0.94)	(0.83)	(0.12)	(0.95)	(1.07)	$7.28	(10.64)%	0.88%	1.42%	1.36%	0.82%	36%	$144,188
2021	$7.52	0.06	2.11	2.17	(0.04)	(0.47)	(0.51)	$9.18	29.69%	0.92%	1.41%	0.70%	0.21%	44%	$177,147
C Class
2025	$7.91	0.07	0.79	0.86	(0.07)	(0.40)	(0.47)	$8.30	11.20%	1.62%	2.16%	0.90%	0.36%	60%	$13,074
2024	$7.18	0.06	0.77	0.83	(0.06)	(0.04)	(0.10)	$7.91	11.73%	1.62%	2.16%	0.88%	0.34%	29%	$13,504
2023	$7.00	0.06	0.41	0.47	(0.04)	(0.25)	(0.29)	$7.18	7.29%	1.63%	2.17%	0.85%	0.31%	28%	$14,782
2022	$8.86	0.05	(0.91)	(0.86)	(0.05)	(0.95)	(1.00)	$7.00	(11.30)%	1.63%	2.17%	0.61%	0.07%	36%	$16,652
2021	$7.29	(0.01)	2.05	2.04	—	(0.47)	(0.47)	$8.86	28.76%	1.67%	2.16%	(0.05)%	(0.54)%	44%	$23,338
R Class
2025	$8.23	0.12	0.81	0.93	(0.11)	(0.40)	(0.51)	$8.65	11.69%	1.12%	1.66%	1.40%	0.86%	60%	$14,660
2024	$7.46	0.11	0.80	0.91	(0.10)	(0.04)	(0.14)	$8.23	12.38%	1.12%	1.66%	1.38%	0.84%	29%	$14,413
2023	$7.27	0.09	0.43	0.52	(0.08)	(0.25)	(0.33)	$7.46	7.71%	1.13%	1.67%	1.35%	0.81%	28%	$14,296
2022	$9.17	0.09	(0.95)	(0.86)	(0.09)	(0.95)	(1.04)	$7.27	(10.88)%	1.13%	1.67%	1.11%	0.57%	36%	$15,518
2021	$7.51	0.04	2.11	2.15	(0.02)	(0.47)	(0.49)	$9.17	29.58%	1.17%	1.66%	0.45%	(0.04)%	44%	$18,729

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Strategic Allocation: Aggressive Fund
R5 Class
2025	$8.07	0.17	0.80	0.97	(0.17)	(0.40)	(0.57)	$8.47	12.49%	0.42%	0.96%	2.10%	1.56%	60%	$15
2024	$7.32	0.15	0.79	0.94	(0.15)	(0.04)	(0.19)	$8.07	13.14%	0.42%	0.96%	2.08%	1.54%	29%	$13
2023	$7.13	0.15	0.42	0.57	(0.13)	(0.25)	(0.38)	$7.32	8.66%	0.43%	0.97%	2.05%	1.51%	28%	$22
2022	$9.02	0.15	(0.93)	(0.78)	(0.16)	(0.95)	(1.11)	$7.13	(10.28)%	0.43%	0.97%	1.81%	1.27%	36%	$16
2021	$7.40	0.10	2.07	2.17	(0.08)	(0.47)	(0.55)	$9.02	30.24%	0.47%	0.96%	1.15%	0.66%	44%	$15
R6 Class
2025	$8.03	0.18	0.79	0.97	(0.18)	(0.40)	(0.58)	$8.42	12.60%	0.27%	0.81%	2.25%	1.71%	60%	$230,581
2024	$7.29	0.17	0.77	0.94	(0.16)	(0.04)	(0.20)	$8.03	13.23%	0.27%	0.81%	2.23%	1.69%	29%	$201,078
2023	$7.11	0.15	0.42	0.57	(0.14)	(0.25)	(0.39)	$7.29	8.71%	0.28%	0.82%	2.20%	1.66%	28%	$183,818
2022	$8.99	0.16	(0.92)	(0.76)	(0.17)	(0.95)	(1.12)	$7.11	(10.05)%	0.28%	0.82%	1.96%	1.42%	36%	$162,186
2021	$7.38	0.11	2.06	2.17	(0.09)	(0.47)	(0.56)	$8.99	30.57%	0.32%	0.81%	1.30%	0.81%	44%	$268,579

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Strategic Asset Allocations, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Strategic Allocation: Aggressive Fund, Strategic Allocation: Conservative Fund, and Strategic Allocation: Moderate Fund (the “Funds”), each a series of American Century Strategic Asset Allocations, Inc., as of July 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 16, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreement

At a meeting held on June 25, 2025, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Funds’ management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides each Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The

Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by each Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Strategic Allocation: Conservative Fund - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.83% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Strategic Allocation: Moderate Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.83% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Strategic Allocation: Aggressive Fund - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to continue the temporary reduction of the Fund’s annual unified management fee such that the Investor Class management fee not exceed 0.79% for at least one year beginning August 1, 2025. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fees charged to each Fund are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2025.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2025.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Strategic Allocation: Conservative Fund	$1,732,312	$2,212,117	$10,605,152
Strategic Allocation: Moderate Fund	$5,606,621	$2,835,789	$23,107,755
Strategic Allocation: Aggressive Fund	$3,940,509	$2,802,255	$29,647,349

For the fiscal year ended July 31, 2025, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Strategic Allocation: Conservative Fund	—	—	—	—
Strategic Allocation: Moderate Fund	—	—	—	—
Strategic Allocation: Aggressive Fund	$151,633	$0.0019	$3,007,259	$0.0369

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

Dividends Paid Deduction (Tax Equalization)
Strategic Allocation: Conservative Fund	$358,105
Strategic Allocation: Moderate Fund	$1,581,725
Strategic Allocation: Aggressive Fund	$1,574,349

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-91037 2509

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 26, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2025